Variable Annuity Account Seven

American General Life Insurance Company

Financial Statements

December 31, 2023

Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and the Contract Owners of Variable Annuity Account Seven.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the subaccounts of Variable Annuity Account Seven indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Variable Annuity Account Seven as of December 31, 2023, and the results of each of their operations, and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Funds IS Asset Allocation Fund Class 2 (1)	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1 (1)
American Funds IS Asset Allocation Fund Class 4 (1)	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3 (1)
American Funds IS Capital Income Builder Class 4 (1)	SAST SA Franklin Tactical Opportunities Portfolio Class 3 (1)
American Funds IS Capital World Bond Fund Class 4 (1)	SAST SA Global Index Allocation 60/40 Portfolio Class 3 (1)
American Funds IS Global Growth Fund Class 2 (1)	SAST SA Global Index Allocation 75/25 Portfolio Class 3 (1)
American Funds IS Global Growth Fund Class 4 (1)	SAST SA Global Index Allocation 90/10 Portfolio Class 3 (1)
American Funds IS Global Small Capitalization Fund Class 4 (1)	SAST SA Goldman Sachs Global Bond Portfolio Class 1 (1)
American Funds IS Growth Fund Class 2 (1)	SAST SA Goldman Sachs Global Bond Portfolio Class 3 (1)
American Funds IS Growth Fund Class 4 (1)	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3 (1)
American Funds IS Growth-Income Fund Class 2 (1)	SAST SA Index Allocation 60/40 Portfolio Class 3 (1)
American Funds IS Growth-Income Fund Class 4 (1)	SAST SA Index Allocation 80/20 Portfolio Class 3 (1)
American Funds IS International Fund Class 4 (1)	SAST SA Index Allocation 90/10 Portfolio Class 3 (1)
American Funds IS The Bond Fund of America Class 4 (1)	SAST SA International Index Portfolio Class 3 (1)
FTVIP Franklin Allocation VIP Fund Class 2 (1)	SAST SA Invesco Growth Opportunities Portfolio Class 1 (1)
FTVIP Franklin Income VIP Fund Class 2 (1)	SAST SA Invesco Growth Opportunities Portfolio Class 3 (1)
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2 (1)	SAST SA Janus Focused Growth Portfolio Class 3 (1)
FTVIP Franklin Rising Dividends VIP Fund Class 2 (1)	SAST SA JPMorgan Diversified Balanced Portfolio Class 1 (1)
FTVIP Franklin Strategic Income VIP Fund Class 2 (1)	SAST SA JPMorgan Diversified Balanced Portfolio Class 3 (1)
FTVIP Templeton Global Bond VIP Fund Class 2 (1)	SAST SA JPMorgan Emerging Markets Portfolio Class 1 (1)
Goldman Sachs VIT Government Money Market Fund Institutional Shares (1)	SAST SA JPMorgan Emerging Markets Portfolio Class 3 (1)
Goldman Sachs VIT Government Money Market Fund Service Shares (1)	SAST SA JPMorgan Equity-Income Portfolio Class 1 (1)
Invesco V.I. American Franchise Fund Series II (1)	SAST SA JPMorgan Equity-Income Portfolio Class 3 (1)
Invesco V.I. American Value Fund Series II (1)	SAST SA JPMorgan Global Equities Portfolio Class 1 (1)
Invesco V.I. Comstock Fund Series II (1)	SAST SA JPMorgan Global Equities Portfolio Class 3 (1)
Invesco V.I. Equity and Income Fund Series II (1)	SAST SA JPMorgan Large Cap Core Portfolio Class 1 (1)
Invesco V.I. Growth and Income Fund Series II (1)	SAST SA JPMorgan Large Cap Core Portfolio Class 3 (1)
Lord Abbett Bond Debenture Portfolio Class VC (1)	SAST SA JPMorgan MFS Core Bond Portfolio Class 1 (1)
Lord Abbett Developing Growth Portfolio Class VC (1)	SAST SA JPMorgan MFS Core Bond Portfolio Class 3 (1)
Lord Abbett Growth and Income Portfolio Class VC (1)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1 (1)
Lord Abbett Mid Cap Stock Portfolio Class VC (1)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3 (1)
Lord Abbett Total Return Portfolio Class VC (1)	SAST SA Large Cap Growth Index Portfolio Class 3 (1)
MFS VIT III Growth Allocation Portfolio Service Class (2)	SAST SA Large Cap Index Portfolio Class 1 (1)
PIMCO Emerging Markets Bond Portfolio Advisor Class (1)	SAST SA Large Cap Index Portfolio Class 3 (1)
PIMCO Total Return Portfolio Advisor Class (1)	SAST SA Large Cap Value Index Portfolio Class 3 (1)
SST SA Allocation Balanced Portfolio Class 3 (1)	SAST SA MFS Blue Chip Growth Portfolio Class 1 (1)
SST SA Allocation Growth Portfolio Class 3 (1)	SAST SA MFS Blue Chip Growth Portfolio Class 3 (1)
SST SA Allocation Moderate Growth Portfolio Class 3 (1)	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1 (1)
SST SA Allocation Moderate Portfolio Class 3 (1)	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3 (1)
SST SA American Century Inflation Protection Portfolio Class 3 (1)	SAST SA MFS Total Return Portfolio Class 1 (1)
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3 (1)	SAST SA MFS Total Return Portfolio Class 3 (1)
SAST SA AB Growth Portfolio Class 1 (1)	SAST SA Mid Cap Index Portfolio Class 3 (1)
SAST SA AB Growth Portfolio Class 3 (1)	SAST SA Morgan Stanley International Equities Portfolio Class 1 (1)
SAST SA AB Small & Mid Cap Value Portfolio Class 3 (1)	SAST SA Morgan Stanley International Equities Portfolio Class 3 (1)
SAST SA American Funds VCP Managed Allocation Portfolio Class 3 (1)	SAST SA PIMCO RAE International Value Portfolio Class 3 (1)
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3 (1)	SAST SA PineBridge High-Yield Bond Portfolio Class 1 (1)

SAST SA DFA Ultra Short Bond Portfolio Class 1 (1)	SAST SA PineBridge High-Yield Bond Portfolio Class 3 (1)
SAST SA DFA Ultra Short Bond Portfolio Class 3 (1)	SAST SA Putnam International Growth and Income Portfolio Class 1 (1)
SAST SA Emerging Markets Equity Index Portfolio Class 3 (1)	SAST SA Putnam International Growth and Income Portfolio Class 3 (1)
SAST SA Federated Hermes Corporate Bond Portfolio Class 1 (1)	SAST SA Small Cap Index Portfolio Class 3 (1)
SAST SA Federated Hermes Corporate Bond Portfolio Class 3 (1)	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3 (1)
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3 (1)	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3 (1)
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1 (1)	SAST SA VCP Dynamic Allocation Portfolio Class 3 (1)
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3 (1)	SAST SA VCP Dynamic Strategy Portfolio Class 3 (1)
SAST SA Fixed Income Index Portfolio Class 3 (1)	SAST SA VCP Index Allocation Portfolio Class 3 (1)
SAST SA Fixed Income Intermediate Index Portfolio Class 3 (1)	SAST SA Wellington Capital Appreciation Portfolio Class 1 (1)
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1 (1)	SAST SA Wellington Capital Appreciation Portfolio Class 3 (1)
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3 (1)	SAST SA Wellington Government and Quality Bond Portfolio Class 1 (1)
SAST SA Franklin Small Company Value Portfolio Class 1 (1)	SAST SA Wellington Government and Quality Bond Portfolio Class 3 (1)
SAST SA Franklin Small Company Value Portfolio Class 3 (1)	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3 (1)
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3 (1)

(1)	Statement of Operations and Changes in Net Assets for the years ended December 31, 2023 and 2022
(2)	Statements of Operations and Changes in Net Assets for the period May 1, 2023 (commencement of operations) through December 31, 2023

Basis for Opinions

These financial statements are the responsibility of American General Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of Variable Annuity Account Seven based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of Variable Annuity Account Seven in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the transfer agents of the investee mutual funds and the custodians. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

April 23, 2024

We have served as the auditor of one or more of the sub-accounts of AIG Life and Retirement Separate Account Group since at least 1994. We have not been able to determine the specific year we began serving as auditor.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
American Funds IS Asset Allocation Fund Class 2	$291,429,232	$—	$291,429,232	$2,275,210	$289,154,022	$291,429,232
American Funds IS Asset Allocation Fund Class 4	520,341,186	—	520,341,186	—	520,341,186	520,341,186
American Funds IS Capital Income Builder Class 4	37,762,974	—	37,762,974	—	37,762,974	37,762,974
American Funds IS Capital World Bond Fund Class 4	10,102,319	—	10,102,319	—	10,102,319	10,102,319
American Funds IS Global Growth Fund Class 2	268,021,178	—	268,021,178	1,606,431	266,414,747	268,021,178
American Funds IS Global Growth Fund Class 4	32,694,913	—	32,694,913	11,143	32,683,770	32,694,913
American Funds IS Global Small Capitalization Fund Class 4	16,298,534	—	16,298,534	—	16,298,534	16,298,534
American Funds IS Growth Fund Class 2	283,718,667	—	283,718,667	1,364,664	282,354,003	283,718,667
American Funds IS Growth Fund Class 4	124,286,123	—	124,286,123	45,394	124,240,729	124,286,123
American Funds IS Growth-Income Fund Class 2	374,736,183	625,769	375,361,952	2,663,565	372,698,387	375,361,952
American Funds IS Growth-Income Fund Class 4	123,615,690	—	123,615,690	11,772	123,603,918	123,615,690
American Funds IS International Fund Class 4	20,215,946	—	20,215,946	—	20,215,946	20,215,946
American Funds IS The Bond Fund of America Class 4	56,700,887	—	56,700,887	—	56,700,887	56,700,887
FTVIP Franklin Allocation VIP Fund Class 2	19,153,010	—	19,153,010	35,786	19,117,224	19,153,010
FTVIP Franklin Income VIP Fund Class 2	43,867,050	—	43,867,050	181,624	43,685,426	43,867,050
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	10,937,075	—	10,937,075	—	10,937,075	10,937,075
FTVIP Franklin Rising Dividends VIP Fund Class 2	39,502,694	—	39,502,694	—	39,502,694	39,502,694
FTVIP Franklin Strategic Income VIP Fund Class 2	4,544,729	—	4,544,729	—	4,544,729	4,544,729
FTVIP Templeton Global Bond VIP Fund Class 2	4,361,986	—	4,361,986	—	4,361,986	4,361,986
Goldman Sachs VIT Government Money Market Fund Institutional Shares	884,239	—	884,239	—	884,239	884,239
Goldman Sachs VIT Government Money Market Fund Service Shares	28,024,485	—	28,024,485	356,565	27,667,920	28,024,485
Invesco V.I. American Franchise Fund Series II	10,846,383	—	10,846,383	28,366	10,818,017	10,846,383
Invesco V.I. American Value Fund Series II	4,977,416	—	4,977,416	—	4,977,416	4,977,416
Invesco V.I. Comstock Fund Series II	230,146,573	—	230,146,573	1,275,084	228,871,489	230,146,573
Invesco V.I. Equity and Income Fund Series II	15,850,569	—	15,850,569	—	15,850,569	15,850,569
Invesco V.I. Growth and Income Fund Series II	216,359,615	—	216,359,615	1,018,298	215,341,317	216,359,615
Lord Abbett Bond Debenture Portfolio Class VC	31,387,491	—	31,387,491	18,660	31,368,831	31,387,491
Lord Abbett Developing Growth Portfolio Class VC	4,859,355	—	4,859,355	—	4,859,355	4,859,355
Lord Abbett Growth and Income Portfolio Class VC	73,264,507	—	73,264,507	573,393	72,691,114	73,264,507
Lord Abbett Mid Cap Stock Portfolio Class VC	56,120,825	—	56,120,825	361,090	55,759,735	56,120,825
Lord Abbett Total Return Portfolio Class VC	25,180,597	—	25,180,597	—	25,180,597	25,180,597
MFS VIT III Growth Allocation Portfolio Service Class	19,558,573	—	19,558,573	—	19,558,573	19,558,573
PIMCO Emerging Markets Bond Portfolio Advisor Class	621,131	—	621,131	2,674	618,457	621,131
PIMCO Total Return Portfolio Advisor Class	13,926,078	—	13,926,078	—	13,926,078	13,926,078
SST SA Allocation Balanced Portfolio Class 3	24,063,345	—	24,063,345	—	24,063,345	24,063,345
SST SA Allocation Growth Portfolio Class 3	83,083,207	—	83,083,207	—	83,083,207	83,083,207
SST SA Allocation Moderate Growth Portfolio Class 3	44,398,429	—	44,398,429	—	44,398,429	44,398,429
SST SA Allocation Moderate Portfolio Class 3	15,418,616	—	15,418,616	—	15,418,616	15,418,616
SST SA American Century Inflation Protection Portfolio Class 3	69,786,911	—	69,786,911	93,077	69,693,834	69,786,911
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	8,669,538	—	8,669,538	—	8,669,538	8,669,538
SAST SA AB Growth Portfolio Class 1	73,400,467	—	73,400,467	459,758	72,940,709	73,400,467
SAST SA AB Growth Portfolio Class 3	42,081,216	—	42,081,216	86,428	41,994,788	42,081,216
SAST SA AB Small & Mid Cap Value Portfolio Class 3	44,209,142	—	44,209,142	81,142	44,128,000	44,209,142
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	71,085	—	71,085	—	71,085	71,085
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	39,789,814	—	39,789,814	—	39,789,814	39,789,814
SAST SA DFA Ultra Short Bond Portfolio Class 1	6,263,033	—	6,263,033	100,265	6,162,768	6,263,033
SAST SA DFA Ultra Short Bond Portfolio Class 3	22,379,723	—	22,379,723	18,258	22,361,465	22,379,723
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,314,448	—	1,314,448	—	1,314,448	1,314,448
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	25,662,268	—	25,662,268	133,510	25,528,758	25,662,268
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	160,566,855	—	160,566,855	452,341	160,114,514	160,566,855
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	828,021	—	828,021	—	828,021	828,021
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	2,731,361	—	2,731,361	689	2,730,672	2,731,361
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	14,041,857	—	14,041,857	11,019	14,030,838	14,041,857
SAST SA Fixed Income Index Portfolio Class 3	4,120,210	—	4,120,210	—	4,120,210	4,120,210
SAST SA Fixed Income Intermediate Index Portfolio Class 3	2,376,243	—	2,376,243	—	2,376,243	2,376,243
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	39,026,597	—	39,026,597	188,206	38,838,391	39,026,597
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	87,621,417	—	87,621,417	187,910	87,433,507	87,621,417
SAST SA Franklin Small Company Value Portfolio Class 1	2,550,031	—	2,550,031	—	2,550,031	2,550,031
SAST SA Franklin Small Company Value Portfolio Class 3	34,362,689	—	34,362,689	117,535	34,245,154	34,362,689
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	325,832	—	325,832	—	325,832	325,832
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	3,922,388	—	3,922,388	—	3,922,388	3,922,388
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	36,170,711	—	36,170,711	322,824	35,847,887	36,170,711
SAST SA Franklin Tactical Opportunities Portfolio Class 3	7,179,747	—	7,179,747	—	7,179,747	7,179,747
SAST SA Global Index Allocation 60/40 Portfolio Class 3	14,564,748	—	14,564,748	—	14,564,748	14,564,748
SAST SA Global Index Allocation 75/25 Portfolio Class 3	13,999,814	—	13,999,814	—	13,999,814	13,999,814
SAST SA Global Index Allocation 90/10 Portfolio Class 3	53,104,704	—	53,104,704	—	53,104,704	53,104,704

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2023

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
SAST SA Goldman Sachs Global Bond Portfolio Class 1	$ 4,484,619	$ —	$ 4,484,619	$ 11,438	$ 4,473,181	$ 4,484,619
SAST SA Goldman Sachs Global Bond Portfolio Class 3	41,940,448	—	41,940,448	56,007	41,884,441	41,940,448
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	2,080,580	—	2,080,580	—	2,080,580	2,080,580
SAST SA Index Allocation 60/40 Portfolio Class 3	34,820,800	—	34,820,800	—	34,820,800	34,820,800
SAST SA Index Allocation 80/20 Portfolio Class 3	50,550,579	—	50,550,579	—	50,550,579	50,550,579
SAST SA Index Allocation 90/10 Portfolio Class 3	165,065,535	—	165,065,535	—	165,065,535	165,065,535
SAST SA International Index Portfolio Class 3	1,124,540	—	1,124,540	5,207	1,119,333	1,124,540
SAST SA Invesco Growth Opportunities Portfolio Class 1	1,914,013	—	1,914,013	—	1,914,013	1,914,013
SAST SA Invesco Growth Opportunities Portfolio Class 3	17,502,424	—	17,502,424	85,286	17,417,138	17,502,424
SAST SA Janus Focused Growth Portfolio Class 3	26,402,951	—	26,402,951	55,932	26,347,019	26,402,951
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	18,297,381	—	18,297,381	186,214	18,111,167	18,297,381
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	73,496,861	—	73,496,861	758,998	72,737,863	73,496,861
SAST SA JPMorgan Emerging Markets Portfolio Class 1	2,899,946	—	2,899,946	6,024	2,893,922	2,899,946
SAST SA JPMorgan Emerging Markets Portfolio Class 3	20,759,514	—	20,759,514	47,438	20,712,076	20,759,514
SAST SA JPMorgan Equity-Income Portfolio Class 1	18,207,470	—	18,207,470	151,111	18,056,359	18,207,470
SAST SA JPMorgan Equity-Income Portfolio Class 3	97,014,544	—	97,014,544	255,218	96,759,326	97,014,544
SAST SA JPMorgan Global Equities Portfolio Class 1	3,941,375	—	3,941,375	1,540	3,939,835	3,941,375
SAST SA JPMorgan Global Equities Portfolio Class 3	8,260,321	—	8,260,321	81,733	8,178,588	8,260,321
SAST SA JPMorgan Large Cap Core Portfolio Class 1	6,451,689	—	6,451,689	16,874	6,434,815	6,451,689
SAST SA JPMorgan Large Cap Core Portfolio Class 3	33,999,590	—	33,999,590	49,655	33,949,935	33,999,590
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	15,024,855	—	15,024,855	3,758	15,021,097	15,024,855
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	206,027,756	—	206,027,756	387,395	205,640,361	206,027,756
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	12,146,145	—	12,146,145	7,974	12,138,171	12,146,145
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	52,132,387	—	52,132,387	248,447	51,883,940	52,132,387
SAST SA Large Cap Growth Index Portfolio Class 3	2,449,840	—	2,449,840	1,879	2,447,961	2,449,840
SAST SA Large Cap Index Portfolio Class 1	10,732,390	—	10,732,390	13,382	10,719,008	10,732,390
SAST SA Large Cap Index Portfolio Class 3	4,317,256	—	4,317,256	11,467	4,305,789	4,317,256
SAST SA Large Cap Value Index Portfolio Class 3	1,398,001	—	1,398,001	—	1,398,001	1,398,001
SAST SA MFS Blue Chip Growth Portfolio Class 1	3,208,239	—	3,208,239	—	3,208,239	3,208,239
SAST SA MFS Blue Chip Growth Portfolio Class 3	43,730,813	—	43,730,813	217,849	43,512,964	43,730,813
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	4,867,409	—	4,867,409	5,517	4,861,892	4,867,409
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	111,787,400	—	111,787,400	250,018	111,537,382	111,787,400
SAST SA MFS Total Return Portfolio Class 1	42,806,663	—	42,806,663	425,550	42,381,113	42,806,663
SAST SA MFS Total Return Portfolio Class 3	130,907,932	—	130,907,932	402,500	130,505,432	130,907,932
SAST SA Mid Cap Index Portfolio Class 3	3,513,955	—	3,513,955	4,262	3,509,693	3,513,955
SAST SA Morgan Stanley International Equities Portfolio Class 1	2,272,530	—	2,272,530	30,067	2,242,463	2,272,530
SAST SA Morgan Stanley International Equities Portfolio Class 3	17,667,036	—	17,667,036	83,286	17,583,750	17,667,036
SAST SA PIMCO RAE International Value Portfolio Class 3	73,731,970	—	73,731,970	122,455	73,609,515	73,731,970
SAST SA PineBridge High-Yield Bond Portfolio Class 1	6,959,916	—	6,959,916	21,676	6,938,240	6,959,916
SAST SA PineBridge High-Yield Bond Portfolio Class 3	38,801,436	—	38,801,436	144,296	38,657,140	38,801,436
SAST SA Putnam International Growth and Income Portfolio Class 1	5,202,852	—	5,202,852	1,829	5,201,023	5,202,852
SAST SA Putnam International Growth and Income Portfolio Class 3	12,882,013	—	12,882,013	58,545	12,823,468	12,882,013
SAST SA Small Cap Index Portfolio Class 3	2,967,019	—	2,967,019	—	2,967,019	2,967,019
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	208,719,856	—	208,719,856	—	208,719,856	208,719,856
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	116,721,084	—	116,721,084	16,854	116,704,230	116,721,084
SAST SA VCP Dynamic Allocation Portfolio Class 3	1,577,191,605	—	1,577,191,605	254,262	1,576,937,343	1,577,191,605
SAST SA VCP Dynamic Strategy Portfolio Class 3	92,292,315	—	92,292,315	10,082	92,282,233	92,292,315
SAST SA VCP Index Allocation Portfolio Class 3	21,889	—	21,889	—	21,889	21,889
SAST SA Wellington Capital Appreciation Portfolio Class 1	74,549,997	—	74,549,997	409,979	74,140,018	74,549,997
SAST SA Wellington Capital Appreciation Portfolio Class 3	185,246,465	—	185,246,465	1,038,763	184,207,702	185,246,465
SAST SA Wellington Government and Quality Bond Portfolio Class 1	16,699,039	—	16,699,039	170,013	16,529,026	16,699,039
SAST SA Wellington Government and Quality Bond Portfolio Class 3	151,482,109	—	151,482,109	258,652	151,223,457	151,482,109
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	16,118,346	—	16,118,346	—	16,118,346	16,118,346

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2023

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
American Funds IS Asset Allocation Fund Class 2	12,385,433	$23.53	$291,429,232	$279,914,150	1
American Funds IS Asset Allocation Fund Class 4	22,293,967	23.34	520,341,186	544,946,678	1
American Funds IS Capital Income Builder Class 4	3,255,429	11.60	37,762,974	34,763,130	1
American Funds IS Capital World Bond Fund Class 4	1,022,502	9.88	10,102,319	11,638,444	1
American Funds IS Global Growth Fund Class 2	8,014,987	33.44	268,021,178	232,982,437	1
American Funds IS Global Growth Fund Class 4	988,359	33.08	32,694,913	32,716,632	1
American Funds IS Global Small Capitalization Fund Class 4	933,478	17.46	16,298,534	21,006,657	1
American Funds IS Growth Fund Class 2	2,889,192	98.20	283,718,667	234,384,496	1
American Funds IS Growth Fund Class 4	1,298,706	95.70	124,286,123	120,289,996	1
American Funds IS Growth-Income Fund Class 2	6,427,722	58.30	374,736,183	305,612,167	1
American Funds IS Growth-Income Fund Class 4	2,155,837	57.34	123,615,690	110,597,035	1
American Funds IS International Fund Class 4	1,180,149	17.13	20,215,946	22,855,304	1
American Funds IS The Bond Fund of America Class 4	6,064,266	9.35	56,700,887	65,774,790	1
FTVIP Franklin Allocation VIP Fund Class 2	3,908,777	4.90	19,153,010	20,812,502	1
FTVIP Franklin Income VIP Fund Class 2	3,089,229	14.20	43,867,050	45,830,678	1
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	595,053	18.38	10,937,075	10,112,282	1
FTVIP Franklin Rising Dividends VIP Fund Class 2	1,466,866	26.93	39,502,694	39,961,630	1
FTVIP Franklin Strategic Income VIP Fund Class 2	504,409	9.01	4,544,729	4,989,095	1
FTVIP Templeton Global Bond VIP Fund Class 2	339,719	12.84	4,361,986	4,657,151	1
Goldman Sachs VIT Government Money Market Fund Institutional Shares	884,239	1.00	884,239	884,239	1
Goldman Sachs VIT Government Money Market Fund Service Shares	28,024,485	1.00	28,024,485	28,024,484	1
Invesco V.I. American Franchise Fund Series II	203,841	53.21	10,846,383	11,640,591	1
Invesco V.I. American Value Fund Series II	362,521	13.73	4,977,416	5,336,876	1
Invesco V.I. Comstock Fund Series II	11,754,166	19.58	230,146,573	192,045,043	1
Invesco V.I. Equity and Income Fund Series II	968,861	16.36	15,850,569	16,408,050	1
Invesco V.I. Growth and Income Fund Series II	11,465,798	18.87	216,359,615	205,634,919	1
Lord Abbett Bond Debenture Portfolio Class VC	3,041,424	10.32	31,387,491	36,147,670	1
Lord Abbett Developing Growth Portfolio Class VC	202,811	23.96	4,859,355	7,902,616	1
Lord Abbett Growth and Income Portfolio Class VC	2,031,739	36.06	73,264,507	68,474,230	1
Lord Abbett Mid Cap Stock Portfolio Class VC	2,176,069	25.79	56,120,825	49,347,536	1
Lord Abbett Total Return Portfolio Class VC	1,773,282	14.20	25,180,597	29,244,968	1
MFS VIT III Growth Allocation Portfolio Service Class	2,037,351	9.60	19,558,573	18,851,845	1
PIMCO Emerging Markets Bond Portfolio Advisor Class	58,875	10.55	621,131	703,537	1
PIMCO Total Return Portfolio Advisor Class	1,517,002	9.18	13,926,078	15,183,116	1
SST SA Allocation Balanced Portfolio Class 3	2,709,836	8.88	24,063,345	27,030,463	1
SST SA Allocation Growth Portfolio Class 3	6,060,044	13.71	83,083,207	92,131,378	1
SST SA Allocation Moderate Growth Portfolio Class 3	4,708,211	9.43	44,398,429	51,126,552	1
SST SA Allocation Moderate Portfolio Class 3	1,650,815	9.34	15,418,616	17,640,457	1
SST SA American Century Inflation Protection Portfolio Class 3	8,143,164	8.57	69,786,911	78,100,218	1
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	721,860	12.01	8,669,538	8,980,953	1
SAST SA AB Growth Portfolio Class 1	1,343,347	54.64	73,400,467	63,819,127	1
SAST SA AB Growth Portfolio Class 3	812,065	51.82	42,081,216	39,255,776	1
SAST SA AB Small & Mid Cap Value Portfolio Class 3	3,514,240	12.58	44,209,142	43,689,296	1
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	4,761	14.93	71,085	74,223	1
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	2,558,830	15.55	39,789,814	41,344,242	1
SAST SA DFA Ultra Short Bond Portfolio Class 1	589,739	10.62	6,263,033	6,195,221	1
SAST SA DFA Ultra Short Bond Portfolio Class 3	2,164,383	10.34	22,379,723	22,026,348	1
SAST SA Emerging Markets Equity Index Portfolio Class 3	96,367	13.64	1,314,448	1,484,642	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	2,218,001	11.57	25,662,268	29,109,368	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	13,998,854	11.47	160,566,855	181,708,186	1
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	48,564	17.05	828,021	864,967	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	226,669	12.05	2,731,361	2,915,713	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	1,178,997	11.91	14,041,857	14,450,513	1
SAST SA Fixed Income Index Portfolio Class 3	436,926	9.43	4,120,210	4,308,173	1
SAST SA Fixed Income Intermediate Index Portfolio Class 3	241,243	9.85	2,376,243	2,488,570	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	2,166,940	18.01	39,026,597	40,641,659	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	4,906,014	17.86	87,621,417	89,647,899	1
SAST SA Franklin Small Company Value Portfolio Class 1	162,010	15.74	2,550,031	2,961,672	1
SAST SA Franklin Small Company Value Portfolio Class 3	2,222,684	15.46	34,362,689	36,752,128	1
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	18,357	17.75	325,832	319,732	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	357,230	10.98	3,922,388	4,463,879	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	3,364,717	10.75	36,170,711	40,427,325	1
SAST SA Franklin Tactical Opportunities Portfolio Class 3	615,231	11.67	7,179,747	7,209,545	1
SAST SA Global Index Allocation 60/40 Portfolio Class 3	858,264	16.97	14,564,748	14,414,123	1
SAST SA Global Index Allocation 75/25 Portfolio Class 3	793,640	17.64	13,999,814	13,687,786	1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2023

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
SAST SA Global Index Allocation 90/10 Portfolio Class 3	2,889,266	$18.38	$53,104,704	$52,614,103	1
SAST SA Goldman Sachs Global Bond Portfolio Class 1	471,569	9.51	4,484,619	5,283,443	1
SAST SA Goldman Sachs Global Bond Portfolio Class 3	4,534,102	9.25	41,940,448	48,742,975	1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	197,962	10.51	2,080,580	2,216,930	1
SAST SA Index Allocation 60/40 Portfolio Class 3	2,703,478	12.88	34,820,800	34,595,742	1
SAST SA Index Allocation 80/20 Portfolio Class 3	3,537,479	14.29	50,550,579	48,683,485	1
SAST SA Index Allocation 90/10 Portfolio Class 3	11,004,369	15.00	165,065,535	159,656,736	1
SAST SA International Index Portfolio Class 3	88,756	12.67	1,124,540	1,051,262	1
SAST SA Invesco Growth Opportunities Portfolio Class 1	308,215	6.21	1,914,013	2,461,419	1
SAST SA Invesco Growth Opportunities Portfolio Class 3	3,333,795	5.25	17,502,424	23,581,120	1
SAST SA Janus Focused Growth Portfolio Class 3	1,722,306	15.33	26,402,951	24,628,469	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	1,029,099	17.78	18,297,381	20,355,273	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	4,180,709	17.58	73,496,861	80,914,505	1
SAST SA JPMorgan Emerging Markets Portfolio Class 1	394,014	7.36	2,899,946	3,482,059	1
SAST SA JPMorgan Emerging Markets Portfolio Class 3	2,859,437	7.26	20,759,514	23,064,008	1
SAST SA JPMorgan Equity-Income Portfolio Class 1	572,202	31.82	18,207,470	18,106,609	1
SAST SA JPMorgan Equity-Income Portfolio Class 3	3,083,743	31.46	97,014,544	102,182,047	1
SAST SA JPMorgan Global Equities Portfolio Class 1	208,759	18.88	3,941,375	3,740,757	1
SAST SA JPMorgan Global Equities Portfolio Class 3	443,865	18.61	8,260,321	8,236,357	1
SAST SA JPMorgan Large Cap Core Portfolio Class 1	310,327	20.79	6,451,689	5,822,141	1
SAST SA JPMorgan Large Cap Core Portfolio Class 3	1,648,865	20.62	33,999,590	32,817,748	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,848,076	8.13	15,024,855	16,748,910	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	25,593,510	8.05	206,027,756	228,157,506	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	715,742	16.97	12,146,145	15,399,640	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	3,524,840	14.79	52,132,387	61,173,235	1
SAST SA Large Cap Growth Index Portfolio Class 3	111,508	21.97	2,449,840	2,566,708	1
SAST SA Large Cap Index Portfolio Class 1	319,702	33.57	10,732,390	5,900,501	1
SAST SA Large Cap Index Portfolio Class 3	129,375	33.37	4,317,256	3,988,356	1
SAST SA Large Cap Value Index Portfolio Class 3	76,898	18.18	1,398,001	1,347,184	1
SAST SA MFS Blue Chip Growth Portfolio Class 1	231,308	13.87	3,208,239	3,136,487	1
SAST SA MFS Blue Chip Growth Portfolio Class 3	3,229,750	13.54	43,730,813	42,831,994	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	233,337	20.86	4,867,409	5,138,122	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	5,397,750	20.71	111,787,400	115,224,813	1
SAST SA MFS Total Return Portfolio Class 1	2,396,790	17.86	42,806,663	43,487,445	1
SAST SA MFS Total Return Portfolio Class 3	7,354,378	17.80	130,907,932	135,683,191	1
SAST SA Mid Cap Index Portfolio Class 3	255,933	13.73	3,513,955	3,453,631	1
SAST SA Morgan Stanley International Equities Portfolio Class 1	238,211	9.54	2,272,530	2,250,187	1
SAST SA Morgan Stanley International Equities Portfolio Class 3	1,863,611	9.48	17,667,036	17,016,399	1
SAST SA PIMCO RAE International Value Portfolio Class 3	5,437,461	13.56	73,731,970	69,122,714	1
SAST SA PineBridge High-Yield Bond Portfolio Class 1	1,351,440	5.15	6,959,916	7,413,880	1
SAST SA PineBridge High-Yield Bond Portfolio Class 3	7,593,236	5.11	38,801,436	40,389,082	1
SAST SA Putnam International Growth and Income Portfolio Class 1	452,422	11.50	5,202,852	4,153,999	1
SAST SA Putnam International Growth and Income Portfolio Class 3	1,115,326	11.55	12,882,013	10,387,498	1
SAST SA Small Cap Index Portfolio Class 3	246,226	12.05	2,967,019	3,178,527	1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	15,235,026	13.70	208,719,856	200,592,902	1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	10,505,948	11.11	116,721,084	121,880,519	1
SAST SA VCP Dynamic Allocation Portfolio Class 3	145,901,166	10.81	1,577,191,605	1,761,470,489	1
SAST SA VCP Dynamic Strategy Portfolio Class 3	8,269,921	11.16	92,292,315	113,190,956	1
SAST SA VCP Index Allocation Portfolio Class 3	1,868	11.72	21,889	20,415	1
SAST SA Wellington Capital Appreciation Portfolio Class 1	2,330,416	31.99	74,549,997	88,587,999	1
SAST SA Wellington Capital Appreciation Portfolio Class 3	7,454,586	24.85	185,246,465	218,289,992	1
SAST SA Wellington Government and Quality Bond Portfolio Class 1	1,266,038	13.19	16,699,039	19,176,222	1
SAST SA Wellington Government and Quality Bond Portfolio Class 3	11,510,799	13.16	151,482,109	173,219,357	1
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	1,932,655	8.34	16,118,346	17,086,379	1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS Asset Allocation Fund Class 2	American Funds IS Asset Allocation Fund Class 4	American Funds IS Capital Income Builder Class 4	American Funds IS Capital World Bond Fund Class 4	American Funds IS Global Growth Fund Class 2
For the Year Ended December 31, 2023
From operations:
Dividends	$6,204,782	$9,788,340	$951,797	$—	$2,316,765
Mortality and expense risk and administrative charges	(2,491,084)	(4,670,930)	(386,414)	(101,889)	(2,380,608)
Net investment income (loss)	3,713,698	5,117,410	565,383	(101,889)	(63,843)
Net realized gain (loss)	2,086,358	(456,358)	422,066	(196,556)	6,574,153
Capital gain distribution from mutual funds	11,025,632	18,449,551	—	—	20,138,350
Change in unrealized appreciation (depreciation) of investments	18,396,528	35,724,116	1,628,188	754,070	24,244,407
Increase (decrease) in net assets from operations	35,222,216	58,834,719	2,615,637	455,625	50,893,067

From contract transactions:
Payments received from contract owners	7,892,263	35,099,203	2,059,797	692,918	1,396,033
Payments for contract benefits or terminations	(33,877,734)	(16,857,779)	(3,226,973)	(507,421)	(26,159,863)
Transfers between sub-accounts (including fixed account), net	272,712	7,352,987	1,667,245	471,314	(7,855,468)
Contract maintenance charges	(1,262,912)	(8,853,749)	(120,015)	(36,426)	(903,742)
Adjustments to net assets allocated to contracts in payout period	(23,326)	—	—	—	(14,902)
Increase (decrease) in net assets from contract transactions	(26,998,997)	16,740,662	380,054	620,385	(33,537,942)

Increase (decrease) in net assets	8,223,219	75,575,381	2,995,691	1,076,010	17,355,125
Net assets at beginning of period	283,206,013	444,765,805	34,767,283	9,026,309	250,666,053
Net assets at end of period	$291,429,232	$520,341,186	$37,762,974	$10,102,319	$268,021,178

Beginning units	7,339,025	29,852,083	2,840,635	1,037,261	3,930,486
Units issued	305,402	3,125,791	368,564	171,613	60,358
Units redeemed	(976,772)	(2,043,932)	(339,838)	(100,114)	(531,908)
Ending units	6,667,655	30,933,942	2,869,361	1,108,760	3,458,936

For the Year Ended December 31, 2022
From operations:
Dividends	$5,725,919	$7,620,878	$916,063	$19,891	$1,807,062
Mortality and expense risk and administrative charges	(2,717,932)	(4,221,813)	(390,278)	(104,808)	(2,478,064)
Net investment income (loss)	3,007,987	3,399,065	525,785	(84,917)	(671,002)
Net realized gain (loss)	6,538,748	259,503	478,966	(197,437)	5,626,459
Capital gain distribution from mutual funds	32,064,793	43,828,807	—	156,434	30,493,719
Change in unrealized appreciation (depreciation) of investments	(92,110,628)	(113,489,925)	(4,201,796)	(1,967,626)	(124,575,608)
Increase (decrease) in net assets from operations	(50,499,100)	(66,002,550)	(3,197,045)	(2,093,546)	(89,126,432)

From contract transactions:
Payments received from contract owners	7,825,673	80,341,476	2,699,127	765,726	2,029,221
Payments for contract benefits or terminations	(31,521,869)	(10,725,294)	(2,121,678)	(689,946)	(21,933,303)
Transfers between sub-accounts (including fixed account), net	(3,206,071)	8,648,597	(1,221,613)	(5,294)	7,179,922
Contract maintenance charges	(1,336,960)	(7,744,603)	(130,296)	(37,836)	(984,356)
Adjustments to net assets allocated to contracts in payout period	105,226	—	—	—	21,869
Increase (decrease) in net assets from contract transactions	(28,134,001)	70,520,176	(774,460)	32,650	(13,686,647)

Increase (decrease) in net assets	(78,633,101)	4,517,626	(3,971,505)	(2,060,896)	(102,813,079)
Net assets at beginning of period	361,839,114	440,248,179	38,738,788	11,087,205	353,479,132
Net assets at end of period	$283,206,013	$444,765,805	$34,767,283	$9,026,309	$250,666,053

Beginning units	8,049,073	25,265,393	2,898,289	1,034,585	4,132,492
Units issued	254,466	6,201,157	331,773	153,516	249,249
Units redeemed	(964,514)	(1,614,467)	(389,427)	(150,840)	(451,255)
Ending units	7,339,025	29,852,083	2,840,635	1,037,261	3,930,486

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS Global Growth Fund Class 4	American Funds IS Global Small Capitalization Fund Class 4	American Funds IS Growth Fund Class 2	American Funds IS Growth Fund Class 4	American Funds IS Growth-Income Fund Class 2
For the Year Ended December 31, 2023
From operations:
Dividends	$217,095	$4,163	$941,871	$196,210	$4,800,592
Mortality and expense risk and administrative charges	(342,120)	(166,853)	(2,385,665)	(1,232,054)	(3,191,589)
Net investment income (loss)	(125,025)	(162,690)	(1,443,794)	(1,035,844)	1,609,003
Net realized gain (loss)	385,862	(590,481)	9,000,596	1,937,362	5,931,640
Capital gain distribution from mutual funds	2,429,933	197,509	14,893,695	6,506,186	18,786,662
Change in unrealized appreciation (depreciation) of investments	3,256,194	2,642,944	60,318,784	27,476,418	53,117,331
Increase (decrease) in net assets from operations	5,946,964	2,087,282	82,769,281	34,884,122	79,444,636

From contract transactions:
Payments received from contract owners	618,227	568,864	3,352,146	5,661,234	6,351,486
Payments for contract benefits or terminations	(2,160,396)	(772,193)	(25,153,693)	(5,782,542)	(39,634,365)
Transfers between sub-accounts (including fixed account), net	(1,035,529)	75,796	(11,858,385)	(6,918,424)	(7,849,691)
Contract maintenance charges	(100,967)	(59,316)	(588,006)	(367,563)	(543,439)
Adjustments to net assets allocated to contracts in payout period	—	—	(28,355)	—	(16,394)
Increase (decrease) in net assets from contract transactions	(2,678,665)	(186,849)	(34,276,293)	(7,407,295)	(41,692,403)

Increase (decrease) in net assets	3,268,299	1,900,433	48,492,988	27,476,827	37,752,233
Net assets at beginning of period	29,426,614	14,398,101	235,225,679	96,809,296	337,609,719
Net assets at end of period	$32,694,913	$16,298,534	$283,718,667	$124,286,123	$375,361,952

Beginning units	1,811,132	1,163,379	3,106,773	4,536,046	6,338,359
Units issued	62,387	90,190	61,922	365,285	148,953
Units redeemed	(209,523)	(103,402)	(438,918)	(638,130)	(860,730)
Ending units	1,663,996	1,150,167	2,729,777	4,263,201	5,626,582

For the Year Ended December 31, 2022
From operations:
Dividends	$136,848	$—	$855,793	$107,081	$4,645,348
Mortality and expense risk and administrative charges	(336,537)	(156,739)	(2,459,043)	(1,116,095)	(3,323,125)
Net investment income (loss)	(199,689)	(156,739)	(1,603,250)	(1,009,014)	1,322,223
Net realized gain (loss)	386,475	(152,135)	6,980,948	565,960	3,574,859
Capital gain distribution from mutual funds	3,456,157	4,733,812	38,603,992	14,700,860	36,288,114
Change in unrealized appreciation (depreciation) of investments	(13,603,594)	(9,907,167)	(149,705,280)	(53,346,857)	(116,466,824)
Increase (decrease) in net assets from operations	(9,960,651)	(5,482,229)	(105,723,590)	(39,089,051)	(75,281,628)

From contract transactions:
Payments received from contract owners	1,573,301	1,399,173	3,411,835	8,967,458	4,731,598
Payments for contract benefits or terminations	(1,579,334)	(636,719)	(22,504,038)	(3,889,527)	(35,912,179)
Transfers between sub-accounts (including fixed account), net	1,132,130	1,562,282	7,682,904	7,651,029	(1,597,070)
Contract maintenance charges	(115,601)	(58,011)	(631,990)	(367,649)	(600,632)
Adjustments to net assets allocated to contracts in payout period	872	—	29,328	11,036	77,922
Increase (decrease) in net assets from contract transactions	1,011,368	2,266,725	(12,011,961)	12,372,347	(33,300,361)

Increase (decrease) in net assets	(8,949,283)	(3,215,504)	(117,735,551)	(26,716,704)	(108,581,989)
Net assets at beginning of period	38,375,897	17,613,605	352,961,230	123,526,000	446,191,708
Net assets at end of period	$29,426,614	$14,398,101	$235,225,679	$96,809,296	$337,609,719

Beginning units	1,753,470	989,331	3,235,959	3,999,064	6,933,458
Units issued	230,613	251,727	200,261	796,968	183,323
Units redeemed	(172,951)	(77,679)	(329,447)	(259,986)	(778,422)
Ending units	1,811,132	1,163,379	3,106,773	4,536,046	6,338,359

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS Growth-Income Fund Class 4	American Funds IS International Fund Class 4	American Funds IS The Bond Fund of America Class 4	FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Income VIP Fund Class 2
For the Year Ended December 31, 2023
From operations:
Dividends	$1,360,774	$210,510	$1,757,871	$275,020	$2,163,656
Mortality and expense risk and administrative charges	(1,246,421)	(209,591)	(571,802)	(184,192)	(427,447)
Net investment income (loss)	114,353	919	1,186,069	90,828	1,736,209
Net realized gain (loss)	1,199,663	(375,586)	(632,611)	(1,669,191)	(238,548)
Capital gain distribution from mutual funds	6,154,478	—	—	319,235	2,623,044
Change in unrealized appreciation (depreciation) of investments	17,669,863	2,866,419	1,334,251	3,639,948	(1,063,937)
Increase (decrease) in net assets from operations	25,138,357	2,491,752	1,887,709	2,380,820	3,056,768

From contract transactions:
Payments received from contract owners	4,576,192	813,303	3,004,931	148,972	966,419
Payments for contract benefits or terminations	(8,477,519)	(1,054,818)	(3,227,810)	(2,572,192)	(4,085,094)
Transfers between sub-accounts (including fixed account), net	(2,613,192)	533,417	3,772,568	81,074	1,687,626
Contract maintenance charges	(362,445)	(67,437)	(200,302)	(89,819)	(228,928)
Adjustments to net assets allocated to contracts in payout period	—	—	—	(171)	—
Increase (decrease) in net assets from contract transactions	(6,876,964)	224,465	3,349,387	(2,432,136)	(1,659,977)

Increase (decrease) in net assets	18,261,393	2,716,217	5,237,096	(51,316)	1,396,791
Net assets at beginning of period	105,354,297	17,499,729	51,463,791	19,204,326	42,470,259
Net assets at end of period	$123,615,690	$20,215,946	$56,700,887	$19,153,010	$43,867,050

Beginning units	6,061,406	1,707,234	5,186,601	1,178,325	2,291,824
Units issued	366,249	162,878	780,474	63,407	178,580
Units redeemed	(710,701)	(143,853)	(449,147)	(205,199)	(266,874)
Ending units	5,716,954	1,726,259	5,517,928	1,036,533	2,203,530

For the Year Ended December 31, 2022
From operations:
Dividends	$1,201,283	$281,382	$1,461,899	$339,702	$2,227,292
Mortality and expense risk and administrative charges	(1,198,177)	(196,462)	(581,020)	(203,045)	(464,304)
Net investment income (loss)	3,106	84,920	880,879	136,657	1,762,988
Net realized gain (loss)	1,154,917	(225,890)	(341,247)	(1,060,854)	(129,011)
Capital gain distribution from mutual funds	10,947,709	2,490,497	632,246	2,041,842	904,069
Change in unrealized appreciation (depreciation) of investments	(34,317,154)	(6,952,701)	(9,310,560)	(5,276,714)	(5,680,355)
Increase (decrease) in net assets from operations	(22,211,422)	(4,603,174)	(8,138,682)	(4,159,069)	(3,142,309)

From contract transactions:
Payments received from contract owners	8,357,043	1,447,340	5,905,663	325,751	1,839,129
Payments for contract benefits or terminations	(5,377,973)	(857,673)	(2,751,471)	(1,948,452)	(4,762,922)
Transfers between sub-accounts (including fixed account), net	(582,556)	655,739	(1,746,649)	(101,173)	(2,760,175)
Contract maintenance charges	(391,054)	(66,339)	(203,823)	(96,164)	(248,156)
Adjustments to net assets allocated to contracts in payout period	723	—	—	(45)	6,486
Increase (decrease) in net assets from contract transactions	2,006,183	1,179,067	1,203,720	(1,820,083)	(5,925,638)

Increase (decrease) in net assets	(20,205,239)	(3,424,107)	(6,934,962)	(5,979,152)	(9,067,947)
Net assets at beginning of period	125,559,536	20,923,836	58,398,753	25,183,478	51,538,206
Net assets at end of period	$105,354,297	$17,499,729	$51,463,791	$19,204,326	$42,470,259

Beginning units	5,950,351	1,593,888	5,077,800	1,284,941	2,601,805
Units issued	627,734	236,007	767,554	32,184	159,107
Units redeemed	(516,679)	(122,661)	(658,753)	(138,800)	(469,088)
Ending units	6,061,406	1,707,234	5,186,601	1,178,325	2,291,824

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	FTVIP Franklin Rising Dividends VIP Fund Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2	FTVIP Templeton Global Bond VIP Fund Class 2	Goldman Sachs VIT Government Money Market Fund Institutional Shares
For the Year Ended December 31, 2023
From operations:
Dividends	$256,911	$326,490	$186,094	$—	$41,833
Mortality and expense risk and administrative charges	(116,194)	(397,833)	(45,369)	(45,458)	(10,552)
Net investment income (loss)	140,717	(71,343)	140,725	(45,458)	31,281
Net realized gain (loss)	(190,491)	(50,986)	(57,150)	(113,116)	—
Capital gain distribution from mutual funds	559,104	3,747,058	—	—	—
Change in unrealized appreciation (depreciation) of investments	1,297,437	129,039	202,266	228,055	—
Increase (decrease) in net assets from operations	1,806,767	3,753,768	285,841	69,481	31,281

From contract transactions:
Payments received from contract owners	322,520	1,997,400	251,212	198,466	—
Payments for contract benefits or terminations	(773,621)	(1,875,582)	(111,673)	(246,771)	(120,572)
Transfers between sub-accounts (including fixed account), net	(310,975)	2,366,759	128,455	361,595	132,717
Contract maintenance charges	(32,618)	(127,719)	(14,601)	(14,301)	—
Increase (decrease) in net assets from contract transactions	(794,694)	2,360,858	253,393	298,989	12,145

Increase (decrease) in net assets	1,012,073	6,114,626	539,234	368,470	43,426
Net assets at beginning of period	9,925,002	33,388,068	4,005,495	3,993,516	840,813
Net assets at end of period	$10,937,075	$39,502,694	$4,544,729	$4,361,986	$884,239

Beginning units	820,202	1,690,273	410,655	492,807	85,093
Units issued	70,409	240,053	52,792	77,473	28,474
Units redeemed	(130,641)	(124,796)	(28,006)	(41,254)	(27,311)
Ending units	759,970	1,805,530	435,441	529,026	86,256

For the Year Ended December 31, 2022
From operations:
Dividends	$145,205	$263,252	$176,542	$—	$13,567
Mortality and expense risk and administrative charges	(116,016)	(363,038)	(44,608)	(47,389)	(9,544)
Net investment income (loss)	29,189	(99,786)	131,934	(47,389)	4,023
Net realized gain (loss)	(171,728)	84,746	(69,719)	(239,878)	—
Capital gain distribution from mutual funds	868,322	4,200,283	—	—	—
Change in unrealized appreciation (depreciation) of investments	(1,356,151)	(8,316,554)	(585,545)	8,320	—
Increase (decrease) in net assets from operations	(630,368)	(4,131,311)	(523,330)	(278,947)	4,023

From contract transactions:
Payments received from contract owners	372,123	2,841,386	339,415	315,794	166,527
Payments for contract benefits or terminations	(308,844)	(1,516,618)	(202,739)	(246,127)	(217,281)
Transfers between sub-accounts (including fixed account), net	(661,141)	281,596	41,028	(311,873)	591,763
Contract maintenance charges	(37,241)	(124,296)	(15,427)	(16,280)	—
Increase (decrease) in net assets from contract transactions	(635,103)	1,482,068	162,277	(258,486)	541,009

Increase (decrease) in net assets	(1,265,471)	(2,649,243)	(361,053)	(537,433)	545,032
Net assets at beginning of period	11,190,473	36,037,311	4,366,548	4,530,949	295,781
Net assets at end of period	$9,925,002	$33,388,068	$4,005,495	$3,993,516	$840,813

Beginning units	871,222	1,613,179	395,205	525,224	30,029
Units issued	58,928	248,788	56,393	57,067	91,668
Units redeemed	(109,948)	(171,694)	(40,943)	(89,484)	(36,604)
Ending units	820,202	1,690,273	410,655	492,807	85,093

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Goldman Sachs VIT Government Money Market Fund Service Shares	Invesco V.I. American Franchise Fund Series II	Invesco V.I. American Value Fund Series II	Invesco V.I. Comstock Fund Series II	Invesco V.I. Equity and Income Fund Series II
For the Year Ended December 31, 2023
From operations:
Dividends	$1,341,720	$—	$18,009	$3,481,889	$263,424
Mortality and expense risk and administrative charges	(275,432)	(97,515)	(52,035)	(2,116,009)	(165,037)
Net investment income (loss)	1,066,288	(97,515)	(34,026)	1,365,880	98,387
Net realized gain (loss)	—	(416,953)	(124,405)	5,937,062	(234,802)
Capital gain distribution from mutual funds	—	238,919	1,003,042	25,075,598	799,749
Change in unrealized appreciation (depreciation) of investments	—	3,460,316	(217,730)	(8,786,062)	638,533
Increase (decrease) in net assets from operations	1,066,288	3,184,767	626,881	23,592,478	1,301,867

From contract transactions:
Payments received from contract owners	5,054,273	155,281	254,083	2,169,326	257,788
Payments for contract benefits or terminations	(20,491,206)	(811,693)	(343,772)	(24,072,517)	(1,131,359)
Transfers between sub-accounts (including fixed account), net	14,753,325	4,909	(3,990)	(747,841)	1,219,629
Contract maintenance charges	(137,748)	(19,187)	(15,909)	(1,002,690)	(47,568)
Adjustments to net assets allocated to contracts in payout period	—	—	—	(5,177)	—
Increase (decrease) in net assets from contract transactions	(821,356)	(670,690)	(109,588)	(23,658,899)	298,490

Increase (decrease) in net assets	244,932	2,514,077	517,293	(66,421)	1,600,357
Net assets at beginning of period	27,779,553	8,332,306	4,460,123	230,212,994	14,250,212
Net assets at end of period	$28,024,485	$10,846,383	$4,977,416	$230,146,573	$15,850,569

Beginning units	2,802,909	267,498	325,898	6,086,356	984,195
Units issued	2,859,538	22,561	31,073	230,053	124,124
Units redeemed	(2,936,837)	(40,104)	(37,889)	(834,849)	(103,258)
Ending units	2,725,610	249,955	319,082	5,481,560	1,005,061

For the Year Ended December 31, 2022
From operations:
Dividends	$356,966	$—	$20,922	$3,318,541	$209,346
Mortality and expense risk and administrative charges	(235,583)	(93,007)	(48,512)	(2,346,445)	(155,697)
Net investment income (loss)	121,383	(93,007)	(27,590)	972,096	53,649
Net realized gain (loss)	—	334,197	(28,208)	12,379,096	(46,817)
Capital gain distribution from mutual funds	—	2,659,369	847,513	7,567,148	1,931,724
Change in unrealized appreciation (depreciation) of investments	—	(6,738,248)	(952,124)	(21,204,532)	(3,262,105)
Increase (decrease) in net assets from operations	121,383	(3,837,689)	(160,409)	(286,192)	(1,323,549)

From contract transactions:
Payments received from contract owners	4,708,485	337,844	453,694	2,390,748	550,947
Payments for contract benefits or terminations	(11,530,333)	(685,524)	(100,491)	(21,478,034)	(650,620)
Transfers between sub-accounts (including fixed account), net	13,339,071	188,970	(116,229)	(20,040,122)	336,445
Contract maintenance charges	(135,976)	(19,417)	(15,579)	(1,169,069)	(49,384)
Adjustments to net assets allocated to contracts in payout period	(17,825)	17	—	(1,215)	—
Increase (decrease) in net assets from contract transactions	6,363,422	(178,110)	221,395	(40,297,692)	187,388

Increase (decrease) in net assets	6,484,805	(4,015,799)	60,986	(40,583,884)	(1,136,161)
Net assets at beginning of period	21,294,748	12,348,105	4,399,137	270,796,878	15,386,373
Net assets at end of period	$27,779,553	$8,332,306	$4,460,123	$230,212,994	$14,250,212

Beginning units	2,160,714	268,893	308,728	7,153,018	969,606
Units issued	2,561,815	29,462	60,230	131,917	116,341
Units redeemed	(1,919,620)	(30,857)	(43,060)	(1,198,579)	(101,752)
Ending units	2,802,909	267,498	325,898	6,086,356	984,195

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Invesco V.I. Growth and Income Fund Series II	Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Developing Growth Portfolio Class VC	Lord Abbett Growth and Income Portfolio Class VC	Lord Abbett Mid Cap Stock Portfolio Class VC
For the Year Ended December 31, 2023
From operations:
Dividends	$2,724,111	$1,535,449	$—	$659,628	$247,974
Mortality and expense risk and administrative charges	(1,988,117)	(319,281)	(51,035)	(635,854)	(489,624)
Net investment income (loss)	735,994	1,216,168	(51,035)	23,774	(241,650)
Net realized gain (loss)	425,597	(363,077)	(130,747)	1,683,027	1,312,164
Capital gain distribution from mutual funds	26,643,181	—	—	1,434,396	1,534,732
Change in unrealized appreciation (depreciation) of investments	(4,935,063)	690,178	504,073	5,023,451	4,628,124
Increase (decrease) in net assets from operations	22,869,709	1,543,269	322,291	8,164,648	7,233,370

From contract transactions:
Payments received from contract owners	890,524	1,335,729	1,606	905,835	551,236
Payments for contract benefits or terminations	(23,417,161)	(1,731,970)	(139,030)	(7,928,080)	(4,676,084)
Transfers between sub-accounts (including fixed account), net	(911,019)	2,051,944	99,639	(166,510)	(80,758)
Contract maintenance charges	(1,080,761)	(108,316)	(18,312)	(138,352)	(78,189)
Adjustments to net assets allocated to contracts in payout period	(3,398)	—	—	(2,276)	(3,727)
Increase (decrease) in net assets from contract transactions	(24,521,815)	1,547,387	(56,097)	(7,329,383)	(4,287,522)

Increase (decrease) in net assets	(1,652,106)	3,090,656	266,194	835,265	2,945,848
Net assets at beginning of period	218,011,721	28,296,835	4,593,161	72,429,242	53,174,977
Net assets at end of period	$216,359,615	$31,387,491	$4,859,355	$73,264,507	$56,120,825

Beginning units	5,718,160	2,523,680	305,960	2,395,021	1,753,310
Units issued	164,638	340,750	16,145	69,067	49,251
Units redeemed	(785,211)	(207,433)	(19,577)	(303,223)	(183,460)
Ending units	5,097,587	2,656,997	302,528	2,160,865	1,619,101

For the Year Ended December 31, 2022
From operations:
Dividends	$2,990,101	$1,311,281	$—	$986,029	$454,556
Mortality and expense risk and administrative charges	(2,231,723)	(320,860)	(53,433)	(690,900)	(516,636)
Net investment income (loss)	758,378	990,421	(53,433)	295,129	(62,080)
Net realized gain (loss)	3,540,361	(317,851)	(79,428)	2,691,499	1,513,155
Capital gain distribution from mutual funds	21,919,889	81,175	—	6,007,244	3,465,018
Change in unrealized appreciation (depreciation) of investments	(43,893,189)	(5,237,748)	(2,299,676)	(17,982,358)	(12,656,135)
Increase (decrease) in net assets from operations	(17,674,561)	(4,484,003)	(2,432,537)	(8,988,486)	(7,740,042)

From contract transactions:
Payments received from contract owners	789,290	2,660,539	31,728	992,483	980,331
Payments for contract benefits or terminations	(20,071,574)	(1,048,419)	(100,559)	(6,940,711)	(3,802,568)
Transfers between sub-accounts (including fixed account), net	(12,396,352)	(41,885)	588,321	(1,408,073)	(1,240,589)
Contract maintenance charges	(1,260,537)	(108,993)	(19,753)	(156,519)	(82,156)
Adjustments to net assets allocated to contracts in payout period	1,420	3,312	—	6,295	2,946
Increase (decrease) in net assets from contract transactions	(32,937,753)	1,464,554	499,737	(7,506,525)	(4,142,036)

Increase (decrease) in net assets	(50,612,314)	(3,019,449)	(1,932,800)	(16,495,011)	(11,882,078)
Net assets at beginning of period	268,624,035	31,316,284	6,525,961	88,924,253	65,057,055
Net assets at end of period	$218,011,721	$28,296,835	$4,593,161	$72,429,242	$53,174,977

Beginning units	6,562,487	2,408,480	275,209	2,638,741	1,885,519
Units issued	130,078	347,872	44,031	56,932	55,800
Units redeemed	(974,405)	(232,672)	(13,280)	(300,652)	(188,009)
Ending units	5,718,160	2,523,680	305,960	2,395,021	1,753,310

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Lord Abbett Total Return Portfolio Class VC	MFS VIT III Growth Allocation Portfolio Service Class	PIMCO Emerging Markets Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class	SST SA Allocation Balanced Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$1,041,190	$114,628	$32,735	$403,729	$519,674
Mortality and expense risk and administrative charges	(255,059)	(44,007)	(6,706)	(120,320)	(224,572)
Net investment income (loss)	786,131	70,621	26,029	283,409	295,102
Net realized gain (loss)	(289,737)	(837)	(22,084)	(208,839)	(298,303)
Capital gain distribution from mutual funds	—	436,282	—	—	1,233,890
Change in unrealized appreciation (depreciation) of investments	688,349	706,728	51,491	510,141	972,925
Increase (decrease) in net assets from operations	1,184,743	1,212,794	55,436	584,711	2,203,614

From contract transactions:
Payments received from contract owners	1,181,633	15,355,702	32,641	2,195,221	2,100,212
Payments for contract benefits or terminations	(1,260,174)	(22,990)	(36,748)	(592,218)	(1,691,514)
Transfers between sub-accounts (including fixed account), net	1,356,380	3,078,873	(18,668)	1,766,602	1,088,875
Contract maintenance charges	(91,265)	(65,806)	(2,582)	(131,299)	(341,098)
Increase (decrease) in net assets from contract transactions	1,186,574	18,345,779	(25,357)	3,238,306	1,156,475

Increase (decrease) in net assets	2,371,317	19,558,573	30,079	3,823,017	3,360,089
Net assets at beginning of period	22,809,280	—	591,052	10,103,061	20,703,256
Net assets at end of period	$25,180,597	$19,558,573	$621,131	$13,926,078	$24,063,345

Beginning units	2,354,900	—	68,604	1,141,674	1,879,217
Units issued	289,470	1,823,760	6,143	463,327	320,848
Units redeemed	(172,194)	(14,888)	(9,058)	(101,987)	(219,750)
Ending units	2,472,176	1,808,872	65,689	1,503,014	1,980,315

For the Year Ended December 31, 2022
From operations:
Dividends	$788,943	$—	$28,320	$241,570	$565,910
Mortality and expense risk and administrative charges	(258,140)	—	(6,880)	(98,795)	(188,903)
Net investment income (loss)	530,803	—	21,440	142,775	377,007
Net realized gain (loss)	(179,291)	—	(17,266)	(250,335)	(148,301)
Capital gain distribution from mutual funds	51,532	—	—	—	1,029,304
Change in unrealized appreciation (depreciation) of investments	(4,395,231)	—	(115,929)	(1,453,602)	(4,539,766)
Increase (decrease) in net assets from operations	(3,992,187)	—	(111,755)	(1,561,162)	(3,281,756)

From contract transactions:
Payments received from contract owners	1,675,127	—	79,067	2,286,683	6,675,730
Payments for contract benefits or terminations	(783,424)	—	(7,969)	(321,973)	(1,772,621)
Transfers between sub-accounts (including fixed account), net	57,255	—	5,600	406,026	896,069
Contract maintenance charges	(93,481)	—	(2,595)	(99,288)	(288,013)
Increase (decrease) in net assets from contract transactions	855,477	—	74,103	2,271,448	5,511,165

Increase (decrease) in net assets	(3,136,710)	—	(37,652)	710,286	2,229,409
Net assets at beginning of period	25,945,990	—	628,704	9,392,775	18,473,847
Net assets at end of period	$22,809,280	$—	$591,052	$10,103,061	$20,703,256

Beginning units	2,278,025	—	60,736	900,278	1,403,284
Units issued	290,300	—	14,835	388,939	703,044
Units redeemed	(213,425)	—	(6,967)	(147,543)	(227,111)
Ending units	2,354,900	—	68,604	1,141,674	1,879,217

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Allocation Growth Portfolio Class 3	SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Allocation Moderate Portfolio Class 3	SST SA American Century Inflation Protection Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$1,660,713	$983,206	$339,689	$3,226,224	$126,934
Mortality and expense risk and administrative charges	(713,887)	(385,469)	(138,772)	(680,523)	(71,893)
Net investment income (loss)	946,826	597,737	200,917	2,545,701	55,041
Net realized gain (loss)	20,338	(174,896)	(136,266)	(820,813)	(44,224)
Capital gain distribution from mutual funds	6,814,028	3,308,338	1,032,774	—	—
Change in unrealized appreciation (depreciation) of investments	3,270,216	1,545,466	591,818	(213,077)	1,326,597
Increase (decrease) in net assets from operations	11,051,408	5,276,645	1,689,243	1,511,811	1,337,414

From contract transactions:
Payments received from contract owners	7,823,749	3,249,387	1,094,704	490,722	594,982
Payments for contract benefits or terminations	(2,315,019)	(841,162)	(455,329)	(7,201,346)	(271,647)
Transfers between sub-accounts (including fixed account), net	2,446,925	1,478,168	490,046	4,738,290	660,071
Contract maintenance charges	(1,642,207)	(805,678)	(198,871)	(836,022)	(168,680)
Increase (decrease) in net assets from contract transactions	6,313,448	3,080,715	930,550	(2,808,356)	814,726

Increase (decrease) in net assets	17,364,856	8,357,360	2,619,793	(1,296,545)	2,152,140
Net assets at beginning of period	65,718,351	36,041,069	12,798,823	71,083,456	6,517,398
Net assets at end of period	$83,083,207	$44,398,429	$15,418,616	$69,786,911	$8,669,538

Beginning units	5,328,588	3,040,524	1,110,941	5,966,146	461,024
Units issued	863,939	426,112	140,600	522,665	102,988
Units redeemed	(388,329)	(178,219)	(62,534)	(760,999)	(50,705)
Ending units	5,804,198	3,288,417	1,189,007	5,727,812	513,307

For the Year Ended December 31, 2022
From operations:
Dividends	$1,609,782	$1,071,480	$384,785	$1,714,700	$75,152
Mortality and expense risk and administrative charges	(586,829)	(333,303)	(113,797)	(771,120)	(58,606)
Net investment income (loss)	1,022,953	738,177	270,988	943,580	16,546
Net realized gain (loss)	158,462	97,065	(42,538)	(168,177)	5,350
Capital gain distribution from mutual funds	3,822,376	2,514,806	872,134	1,103,963	1,116,560
Change in unrealized appreciation (depreciation) of investments	(17,032,564)	(9,971,470)	(3,179,076)	(11,970,971)	(2,347,850)
Increase (decrease) in net assets from operations	(12,028,773)	(6,621,422)	(2,078,492)	(10,091,605)	(1,209,394)

From contract transactions:
Payments received from contract owners	16,421,422	6,889,291	3,588,937	995,093	1,170,953
Payments for contract benefits or terminations	(1,192,515)	(2,376,570)	(525,925)	(6,151,429)	(54,877)
Transfers between sub-accounts (including fixed account), net	3,243,445	1,953,070	370,537	(2,902,923)	614,331
Contract maintenance charges	(1,313,236)	(686,705)	(149,167)	(940,871)	(136,922)
Adjustments to net assets allocated to contracts in payout period	—	—	—	2,195	—
Increase (decrease) in net assets from contract transactions	17,159,116	5,779,086	3,284,382	(8,997,935)	1,593,485

Increase (decrease) in net assets	5,130,343	(842,336)	1,205,890	(19,089,540)	384,091
Net assets at beginning of period	60,588,008	36,883,405	11,592,933	90,172,996	6,133,307
Net assets at end of period	$65,718,351	$36,041,069	$12,798,823	$71,083,456	$6,517,398

Beginning units	4,013,670	2,565,510	834,570	6,658,012	355,042
Units issued	1,586,357	731,164	344,034	404,811	132,433
Units redeemed	(271,439)	(256,150)	(67,663)	(1,096,677)	(26,451)
Ending units	5,328,588	3,040,524	1,110,941	5,966,146	461,024

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA AB Growth Portfolio Class 1	SAST SA AB Growth Portfolio Class 3	SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA BlackRock Multi- Factor 70/30 Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$—	$—	$276,864	$1,354	$730,703
Mortality and expense risk and administrative charges	(729,075)	(388,458)	(419,142)	(634)	(352,883)
Net investment income (loss)	(729,075)	(388,458)	(142,278)	720	377,820
Net realized gain (loss)	1,910,837	1,139,379	(2,157,450)	(2,358)	(125,380)
Capital gain distribution from mutual funds	5,048,738	3,093,491	3,697,000	2,561	—
Change in unrealized appreciation (depreciation) of investments	13,247,955	7,594,555	4,795,616	9,184	3,921,389
Increase (decrease) in net assets from operations	19,478,455	11,438,967	6,192,888	10,107	4,173,829

From contract transactions:
Payments received from contract owners	713,455	663,058	390,233	—	2,740,654
Payments for contract benefits or terminations	(7,013,806)	(4,122,197)	(4,101,985)	(12,244)	(750,386)
Transfers between sub-accounts (including fixed account), net	(569,286)	(2,262,404)	(365,597)	(2,877)	1,046,776
Contract maintenance charges	(84)	(102,335)	(264,167)	(39)	(791,389)
Adjustments to net assets allocated to contracts in payout period	(1,590)	1,194	(215)	—	—
Increase (decrease) in net assets from contract transactions	(6,871,311)	(5,822,684)	(4,341,731)	(15,160)	2,245,655

Increase (decrease) in net assets	12,607,144	5,616,283	1,851,157	(5,053)	6,419,484
Net assets at beginning of period	60,793,323	36,464,933	42,357,985	76,138	33,370,330
Net assets at end of period	$73,400,467	$42,081,216	$44,209,142	$71,085	$39,789,814

Beginning units	1,017,879	1,110,701	1,567,023	5,283	3,356,234
Units issued	12,850	46,627	82,443	—	443,188
Units redeemed	(119,203)	(196,643)	(231,968)	(979)	(226,270)
Ending units	911,526	960,685	1,417,498	4,304	3,573,152

For the Year Ended December 31, 2022
From operations:
Dividends	$—	$—	$375,582	$805	$561,596
Mortality and expense risk and administrative charges	(755,451)	(400,407)	(455,608)	(585)	(294,115)
Net investment income (loss)	(755,451)	(400,407)	(80,026)	220	267,481
Net realized gain (loss)	2,394,690	1,656,765	(440,068)	(570)	(50,387)
Capital gain distribution from mutual funds	10,675,019	6,559,332	11,547,375	2,837	343,282
Change in unrealized appreciation (depreciation) of investments	(39,133,301)	(23,605,103)	(19,942,127)	(16,167)	(5,785,987)
Increase (decrease) in net assets from operations	(26,819,043)	(15,789,413)	(8,914,846)	(13,680)	(5,225,611)

From contract transactions:
Payments received from contract owners	159,515	454,922	835,697	22,436	8,924,329
Payments for contract benefits or terminations	(5,731,499)	(5,196,840)	(3,692,779)	(8,205)	(547,011)
Transfers between sub-accounts (including fixed account), net	149,694	1,875,557	541,655	—	2,215,014
Contract maintenance charges	(73)	(119,004)	(298,642)	(7)	(633,933)
Adjustments to net assets allocated to contracts in payout period	5,551	(790)	283	—	—
Increase (decrease) in net assets from contract transactions	(5,416,812)	(2,986,155)	(2,613,786)	14,224	9,958,399

Increase (decrease) in net assets	(32,235,855)	(18,775,568)	(11,528,632)	544	4,732,788
Net assets at beginning of period	93,029,178	55,240,501	53,886,617	75,594	28,637,542
Net assets at end of period	$60,793,323	$36,464,933	$42,357,985	$76,138	$33,370,330

Beginning units	1,086,694	1,186,009	1,657,835	4,307	2,395,952
Units issued	29,547	97,103	102,418	1,514	1,149,663
Units redeemed	(98,362)	(172,411)	(193,230)	(538)	(189,381)
Ending units	1,017,879	1,110,701	1,567,023	5,283	3,356,234
The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA DFA Ultra Short Bond Portfolio Class 1	SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Federated Hermes Corporate Bond Portfolio Class 1	SAST SA Federated Hermes Corporate Bond Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$75,771	$207,344	$29,467	$898,333	$5,274,144
Mortality and expense risk and administrative charges	(61,335)	(211,557)	(12,659)	(223,170)	(1,495,027)
Net investment income (loss)	14,436	(4,213)	16,808	675,163	3,779,117
Net realized gain (loss)	(22,779)	(118,215)	(1,597)	(457,420)	(3,562,660)
Change in unrealized appreciation (depreciation) of investments	242,420	844,545	72,708	1,502,677	10,033,548
Increase (decrease) in net assets from operations	234,077	722,117	87,919	1,720,420	10,250,005

From contract transactions:
Payments received from contract owners	727,034	1,525,378	154,296	11,872	1,694,245
Payments for contract benefits or terminations	(1,595,883)	(4,109,903)	(37,767)	(2,656,302)	(17,010,576)
Transfers between sub-accounts (including fixed account), net	59,137	2,001,725	58,396	1,277,796	5,392,284
Contract maintenance charges	(6)	(166,899)	(4,185)	(17)	(1,170,547)
Adjustments to net assets allocated to contracts in payout period	—	—	—	(1,092)	(867)
Increase (decrease) in net assets from contract transactions	(809,718)	(749,699)	170,740	(1,367,743)	(11,095,461)

Increase (decrease) in net assets	(575,641)	(27,582)	258,659	352,677	(845,456)
Net assets at beginning of period	6,838,674	22,407,305	1,055,789	25,309,591	161,412,311
Net assets at end of period	$6,263,033	$22,379,723	$1,314,448	$25,662,268	$160,566,855

Beginning units	629,033	2,219,518	121,933	905,846	6,142,654
Units issued	112,961	540,936	23,998	52,824	357,001
Units redeemed	(187,812)	(612,557)	(4,869)	(100,700)	(772,405)
Ending units	554,182	2,147,897	141,062	857,970	5,727,250

For the Year Ended December 31, 2022
From operations:
Dividends	$—	$—	$18,569	$1,039,083	$6,062,322
Mortality and expense risk and administrative charges	(65,827)	(219,019)	(11,599)	(248,466)	(1,666,141)
Net investment income (loss)	(65,827)	(219,019)	6,970	790,617	4,396,181
Net realized gain (loss)	(53,881)	(269,367)	130	(444,403)	(3,716,938)
Capital gain distribution from mutual funds	—	—	—	96,062	604,152
Change in unrealized appreciation (depreciation) of investments	(58,975)	(162,800)	(274,637)	(5,268,806)	(32,619,021)
Increase (decrease) in net assets from operations	(178,683)	(651,186)	(267,537)	(4,826,530)	(31,335,626)

From contract transactions:
Payments received from contract owners	693,649	2,531,584	114,019	31,873	1,289,315
Payments for contract benefits or terminations	(1,141,518)	(3,614,320)	(79,353)	(2,549,937)	(15,152,587)
Transfers between sub-accounts (including fixed account), net	(143,960)	1,276,715	116,814	(256,838)	(1,180,399)
Contract maintenance charges	(6)	(169,765)	(3,985)	(17)	(1,316,942)
Adjustments to net assets allocated to contracts in payout period	39	(48)	—	1,514	953
Increase (decrease) in net assets from contract transactions	(591,796)	24,166	147,495	(2,773,405)	(16,359,660)

Increase (decrease) in net assets	(770,479)	(627,020)	(120,042)	(7,599,935)	(47,695,286)
Net assets at beginning of period	7,609,153	23,034,325	1,175,831	32,909,526	209,107,597
Net assets at end of period	$6,838,674	$22,407,305	$1,055,789	$25,309,591	$161,412,311

Beginning units	679,443	2,216,649	106,643	1,000,881	6,739,192
Units issued	92,848	712,975	27,835	16,112	306,974
Units redeemed	(143,258)	(710,106)	(12,545)	(111,147)	(903,512)
Ending units	629,033	2,219,518	121,933	905,846	6,142,654

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA Fixed Income Index Portfolio Class 3	SAST SA Fixed Income Intermediate Index Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$1,340	$57,100	$267,831	$79,663	$34,716
Mortality and expense risk and administrative charges	(7,043)	(27,019)	(134,627)	(36,842)	(21,601)
Net investment income (loss)	(5,703)	30,081	133,204	42,821	13,115
Net realized gain (loss)	(15,484)	(76,361)	(400,655)	(206,437)	(9,578)
Capital gain distribution from mutual funds	—	147,498	786,783	—	—
Change in unrealized appreciation (depreciation) of investments	187,960	218,909	1,173,877	359,982	75,524
Increase (decrease) in net assets from operations	166,773	320,127	1,693,209	196,366	79,061

From contract transactions:
Payments received from contract owners	95,834	—	149,076	838,974	191,609
Payments for contract benefits or terminations	(37,972)	(252,702)	(1,283,989)	(1,147,935)	(41,827)
Transfers between sub-accounts (including fixed account), net	(23,078)	(18,407)	(285,616)	1,149,258	275,033
Contract maintenance charges	(2,817)	(10)	(107,208)	(32,021)	(15,714)
Increase (decrease) in net assets from contract transactions	31,967	(271,119)	(1,527,737)	808,276	409,101

Increase (decrease) in net assets	198,740	49,008	165,472	1,004,642	488,162
Net assets at beginning of period	629,281	2,682,353	13,876,385	3,115,568	1,888,081
Net assets at end of period	$828,021	$2,731,361	$14,041,857	$4,120,210	$2,376,243

Beginning units	58,193	53,301	265,178	320,685	190,499
Units issued	10,748	375	14,119	221,034	52,323
Units redeemed	(8,154)	(5,425)	(41,192)	(135,710)	(11,640)
Ending units	60,787	48,251	238,105	406,009	231,182

For the Year Ended December 31, 2022
From operations:
Dividends	$—	$28,919	$102,947	$55,253	$22,232
Mortality and expense risk and administrative charges	(6,175)	(32,605)	(148,423)	(31,995)	(20,015)
Net investment income (loss)	(6,175)	(3,686)	(45,476)	23,258	2,217
Net realized gain (loss)	(3,687)	(29,534)	(98,778)	(53,287)	(21,749)
Capital gain distribution from mutual funds	67,760	246,086	1,261,318	8,733	519
Change in unrealized appreciation (depreciation) of investments	(261,887)	(1,297,830)	(6,211,819)	(447,488)	(152,509)
Increase (decrease) in net assets from operations	(203,989)	(1,084,964)	(5,094,755)	(468,784)	(171,522)

From contract transactions:
Payments received from contract owners	79,113	12	55,588	651,832	235,685
Payments for contract benefits or terminations	(23,298)	(269,702)	(1,232,679)	(153,807)	(20,598)
Transfers between sub-accounts (including fixed account), net	61,283	(20,537)	1,452,652	128,020	(90,938)
Contract maintenance charges	(2,709)	(10)	(117,824)	(30,355)	(13,003)
Adjustments to net assets allocated to contracts in payout period	—	—	(2)	—	—
Increase (decrease) in net assets from contract transactions	114,389	(290,237)	157,735	595,690	111,146

Increase (decrease) in net assets	(89,600)	(1,375,201)	(4,937,020)	126,906	(60,376)
Net assets at beginning of period	718,881	4,057,554	18,813,405	2,988,662	1,948,457
Net assets at end of period	$629,281	$2,682,353	$13,876,385	$3,115,568	$1,888,081

Beginning units	48,250	58,518	259,270	264,558	180,053
Units issued	13,690	1,291	32,087	98,446	38,752
Units redeemed	(3,747)	(6,508)	(26,179)	(42,319)	(28,306)
Ending units	58,193	53,301	265,178	320,685	190,499

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Small Company Value Portfolio Class 1	SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$929,362	$1,857,744	$12,366	$81,341	$4,105
Mortality and expense risk and administrative charges	(362,206)	(812,842)	(31,960)	(327,472)	(2,906)
Net investment income (loss)	567,156	1,044,902	(19,594)	(246,131)	1,199
Net realized gain (loss)	(464,898)	(12,567)	(201,420)	(1,778,953)	(574)
Capital gain distribution from mutual funds	3,718,673	8,387,103	176,426	2,408,474	28,917
Change in unrealized appreciation (depreciation) of investments	(1,482,968)	(4,374,347)	326,642	3,271,127	20,442
Increase (decrease) in net assets from operations	2,337,963	5,045,091	282,054	3,654,517	49,984

From contract transactions:
Payments received from contract owners	4,354	788,800	—	504,872	21,557
Payments for contract benefits or terminations	(3,505,608)	(9,228,762)	(359,494)	(3,053,217)	(11,603)
Transfers between sub-accounts (including fixed account), net	183,005	1,832,988	(17,605)	(64,774)	93,113
Contract maintenance charges	(36)	(485,500)	—	(193,097)	(761)
Adjustments to net assets allocated to contracts in payout period	(540)	(301)	—	—	—
Increase (decrease) in net assets from contract transactions	(3,318,825)	(7,092,775)	(377,099)	(2,806,216)	102,306

Increase (decrease) in net assets	(980,862)	(2,047,684)	(95,045)	848,301	152,290
Net assets at beginning of period	40,007,459	89,669,101	2,645,076	33,514,388	173,542
Net assets at end of period	$39,026,597	$87,621,417	$2,550,031	$34,362,689	$325,832

Beginning units	853,395	2,274,511	42,103	1,447,281	13,874
Units issued	10,537	124,306	801	72,891	10,085
Units redeemed	(79,555)	(304,320)	(6,536)	(189,536)	(2,185)
Ending units	784,377	2,094,497	36,368	1,330,636	21,774

For the Year Ended December 31, 2022
From operations:
Dividends	$714,237	$1,392,968	$18,863	$149,364	$1,890
Mortality and expense risk and administrative charges	(392,890)	(913,696)	(34,092)	(358,849)	(1,100)
Net investment income (loss)	321,347	479,272	(15,229)	(209,485)	790
Net realized gain (loss)	(257,518)	1,136,328	(47,958)	(1,116,838)	25
Capital gain distribution from mutual funds	6,802,103	15,846,348	571,987	7,645,104	13,228
Change in unrealized appreciation (depreciation) of investments	(7,953,571)	(20,310,955)	(863,699)	(11,059,442)	(29,180)
Increase (decrease) in net assets from operations	(1,087,639)	(2,849,007)	(354,899)	(4,740,661)	(15,137)

From contract transactions:
Payments received from contract owners	40,103	483,078	—	501,341	36,769
Payments for contract benefits or terminations	(2,740,411)	(8,102,500)	(147,939)	(2,668,733)	—
Transfers between sub-accounts (including fixed account), net	(858,761)	(7,423,287)	72,203	(1,026,850)	47,196
Contract maintenance charges	(35)	(569,824)	—	(224,728)	(362)
Adjustments to net assets allocated to contracts in payout period	(298)	(546)	—	(532)	—
Increase (decrease) in net assets from contract transactions	(3,559,402)	(15,613,079)	(75,736)	(3,419,502)	83,603

Increase (decrease) in net assets	(4,647,041)	(18,462,086)	(430,635)	(8,160,163)	68,466
Net assets at beginning of period	44,654,500	108,131,187	3,075,711	41,674,551	105,076
Net assets at end of period	$40,007,459	$89,669,101	$2,645,076	$33,514,388	$173,542

Beginning units	931,019	2,674,095	43,296	1,590,715	7,208
Units issued	3,480	42,205	1,356	58,839	6,695
Units redeemed	(81,104)	(441,789)	(2,549)	(202,273)	(29)
Ending units	853,395	2,274,511	42,103	1,447,281	13,874

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Tactical Opportunities Portfolio Class 3	SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA Global Index Allocation 75/25 Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$65,727	$524,608	$95,940	$206,170	$201,762
Mortality and expense risk and administrative charges	(41,890)	(362,618)	(62,953)	(129,805)	(129,679)
Net investment income (loss)	23,837	161,990	32,987	76,365	72,083
Net realized gain (loss)	(115,088)	(1,559,177)	45,479	30,193	110,964
Capital gain distribution from mutual funds	—	—	8,242	414,099	475,942
Change in unrealized appreciation (depreciation) of investments	356,992	3,772,803	806,199	1,036,597	1,084,571
Increase (decrease) in net assets from operations	265,741	2,375,616	892,907	1,557,254	1,743,560

From contract transactions:
Payments received from contract owners	—	241,492	625,953	2,172,981	641,226
Payments for contract benefits or terminations	(325,438)	(4,142,659)	(243,355)	(350,331)	(417,720)
Transfers between sub-accounts (including fixed account), net	44,673	1,564,191	(135,988)	(30,459)	676,202
Contract maintenance charges	—	(238,688)	(156,667)	(224,742)	(280,295)
Adjustments to net assets allocated to contracts in payout period	—	(1,008)	—	—	—
Increase (decrease) in net assets from contract transactions	(280,765)	(2,576,672)	89,943	1,567,449	619,413

Increase (decrease) in net assets	(15,024)	(201,056)	982,850	3,124,703	2,362,973
Net assets at beginning of period	3,937,412	36,371,767	6,196,897	11,440,045	11,636,841
Net assets at end of period	$3,922,388	$36,170,711	$7,179,747	$14,564,748	$13,999,814

Beginning units	77,113	672,377	540,818	1,032,041	1,028,872
Units issued	1,793	42,598	83,497	238,470	142,895
Units redeemed	(7,360)	(89,357)	(76,831)	(101,173)	(90,653)
Ending units	71,546	625,618	547,484	1,169,338	1,081,114

For the Year Ended December 31, 2022
From operations:
Dividends	$76,768	$649,803	$65,658	$5,070	$13,480
Mortality and expense risk and administrative charges	(44,532)	(410,563)	(58,006)	(111,322)	(110,350)
Net investment income (loss)	32,236	239,240	7,652	(106,252)	(96,870)
Net realized gain (loss)	15,070	(446,897)	32,755	103,162	51,126
Capital gain distribution from mutual funds	929,340	9,168,897	287,219	107,517	146,053
Change in unrealized appreciation (depreciation) of investments	(1,382,252)	(13,030,686)	(1,274,355)	(1,933,079)	(2,069,963)
Increase (decrease) in net assets from operations	(405,606)	(4,069,446)	(946,729)	(1,828,652)	(1,969,654)

From contract transactions:
Payments received from contract owners	—	247,567	1,050,311	2,585,853	1,705,870
Payments for contract benefits or terminations	(298,282)	(3,435,980)	(119,537)	(345,599)	(255,558)
Transfers between sub-accounts (including fixed account), net	(10,741)	(2,864,983)	213,599	(66,201)	318,615
Contract maintenance charges	—	(277,978)	(141,897)	(195,448)	(242,703)
Adjustments to net assets allocated to contracts in payout period	—	11,799	—	—	—
Increase (decrease) in net assets from contract transactions	(309,023)	(6,319,575)	1,002,476	1,978,605	1,526,224

Increase (decrease) in net assets	(714,629)	(10,389,021)	55,747	149,953	(443,430)
Net assets at beginning of period	4,652,041	46,760,788	6,141,150	11,290,092	12,080,271
Net assets at end of period	$3,937,412	$36,371,767	$6,196,897	$11,440,045	$11,636,841

Beginning units	82,767	787,290	457,053	863,851	893,627
Units issued	1,896	18,013	133,532	273,276	183,408
Units redeemed	(7,550)	(132,926)	(49,767)	(105,086)	(48,163)
Ending units	77,113	672,377	540,818	1,032,041	1,028,872

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA Goldman Sachs Global Bond Portfolio Class 1	SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA Index Allocation 60/40 Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$835,497	$—	$—	$17,892	$471,345
Mortality and expense risk and administrative charges	(451,374)	(39,743)	(401,778)	(18,846)	(307,273)
Net investment income (loss)	384,123	(39,743)	(401,778)	(954)	164,072
Net realized gain (loss)	335,322	(94,063)	(1,072,315)	(9,716)	153,189
Capital gain distribution from mutual funds	1,761,916	—	—	—	1,375,598
Change in unrealized appreciation (depreciation) of investments	4,906,331	282,687	2,682,467	289,918	2,374,738
Increase (decrease) in net assets from operations	7,387,692	148,881	1,208,374	279,248	4,067,597

From contract transactions:
Payments received from contract owners	4,952,285	2,282	248,842	68,575	4,513,207
Payments for contract benefits or terminations	(1,076,535)	(340,971)	(4,586,927)	(34,746)	(1,725,197)
Transfers between sub-accounts (including fixed account), net	104,326	242,266	3,308,046	(5,976)	1,278,881
Contract maintenance charges	(1,112,439)	—	(360,557)	(46,214)	(524,289)
Adjustments to net assets allocated to contracts in payout period	—	(121)	(350)	—	—
Increase (decrease) in net assets from contract transactions	2,867,637	(96,544)	(1,390,946)	(18,361)	3,542,602

Increase (decrease) in net assets	10,255,329	52,337	(182,572)	260,887	7,610,199
Net assets at beginning of period	42,849,375	4,432,282	42,123,020	1,819,693	27,210,601
Net assets at end of period	$53,104,704	$4,484,619	$41,940,448	$2,080,580	$34,820,800

Beginning units	3,723,739	283,270	2,936,391	162,782	2,275,323
Units issued	503,486	19,500	275,110	9,912	486,499
Units redeemed	(273,802)	(25,059)	(373,536)	(11,493)	(206,767)
Ending units	3,953,423	277,711	2,837,965	161,201	2,555,055

For the Year Ended December 31, 2022
From operations:
Dividends	$550,858	$—	$—	$—	$360,632
Mortality and expense risk and administrative charges	(384,672)	(46,835)	(448,156)	(17,124)	(260,638)
Net investment income (loss)	166,186	(46,835)	(448,156)	(17,124)	99,994
Net realized gain (loss)	298,560	(145,165)	(826,837)	(2,330)	405,063
Capital gain distribution from mutual funds	772,942	—	—	98,774	962,863
Change in unrealized appreciation (depreciation) of investments	(8,665,022)	(1,015,841)	(9,567,910)	(416,595)	(5,870,615)
Increase (decrease) in net assets from operations	(7,427,334)	(1,207,841)	(10,842,903)	(337,275)	(4,402,695)

From contract transactions:
Payments received from contract owners	10,261,760	870	329,806	201,641	5,906,635
Payments for contract benefits or terminations	(605,992)	(348,059)	(3,822,544)	(45,099)	(1,603,739)
Transfers between sub-accounts (including fixed account), net	922,993	(318,498)	1,429,512	102,808	1,368,058
Contract maintenance charges	(943,611)	—	(398,637)	(42,695)	(443,836)
Adjustments to net assets allocated to contracts in payout period	—	119	(475)	—	—
Increase (decrease) in net assets from contract transactions	9,635,150	(665,568)	(2,462,338)	216,655	5,227,118

Increase (decrease) in net assets	2,207,816	(1,873,409)	(13,305,241)	(120,620)	824,423
Net assets at beginning of period	40,641,559	6,305,691	55,428,261	1,940,313	26,386,178
Net assets at end of period	$42,849,375	$4,432,282	$42,123,020	$1,819,693	$27,210,601

Beginning units	2,927,436	323,934	3,091,375	143,806	1,857,992
Units issued	1,057,611	7,856	221,917	26,903	644,450
Units redeemed	(261,308)	(48,520)	(376,901)	(7,927)	(227,119)
Ending units	3,723,739	283,270	2,936,391	162,782	2,275,323

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA International Index Portfolio Class 3	SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA Invesco Growth Opportunities Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$727,173	$2,392,954	$23,424	$—	$—
Mortality and expense risk and administrative charges	(441,549)	(1,390,415)	(9,098)	(15,897)	(164,641)
Net investment income (loss)	285,624	1,002,539	14,326	(15,897)	(164,641)
Net realized gain (loss)	483,406	1,314,892	3,076	(110,728)	(1,456,684)
Capital gain distribution from mutual funds	2,291,010	7,318,239	—	—	—
Change in unrealized appreciation (depreciation) of investments	4,227,923	15,692,258	110,605	330,327	3,463,667
Increase (decrease) in net assets from operations	7,287,963	25,327,928	128,007	203,702	1,842,342

From contract transactions:
Payments received from contract owners	3,869,875	18,681,809	360,199	385	363,309
Payments for contract benefits or terminations	(1,670,694)	(5,379,278)	(51,840)	(117,784)	(1,609,695)
Transfers between sub-accounts (including fixed account), net	831,201	2,599,615	47,740	(70,437)	332,642
Contract maintenance charges	(914,286)	(3,372,615)	(2,258)	—	(120,603)
Increase (decrease) in net assets from contract transactions	2,116,096	12,529,531	353,841	(187,836)	(1,034,347)

Increase (decrease) in net assets	9,404,059	37,857,459	481,848	15,866	807,995
Net assets at beginning of period	41,146,520	127,208,076	642,692	1,898,147	16,694,429
Net assets at end of period	$50,550,579	$165,065,535	$1,124,540	$1,914,013	$17,502,424

Beginning units	3,272,440	9,958,721	64,819	119,169	1,101,008
Units issued	411,741	1,678,597	44,909	1,547	79,247
Units redeemed	(254,624)	(774,510)	(12,006)	(12,987)	(143,437)
Ending units	3,429,557	10,862,808	97,722	107,729	1,036,818

For the Year Ended December 31, 2022
From operations:
Dividends	$590,755	$1,802,022	$16,479	$—	$—
Mortality and expense risk and administrative charges	(381,983)	(1,079,275)	(7,260)	(17,101)	(173,114)
Net investment income (loss)	208,772	722,747	9,219	(17,101)	(173,114)
Net realized gain (loss)	250,086	324,041	3,820	(32,775)	(343,182)
Capital gain distribution from mutual funds	1,344,947	3,550,132	1,846	492,936	4,826,975
Change in unrealized appreciation (depreciation) of investments	(8,872,168)	(25,436,369)	(135,698)	(1,433,543)	(12,981,883)
Increase (decrease) in net assets from operations	(7,068,363)	(20,839,449)	(120,813)	(990,483)	(8,671,204)

From contract transactions:
Payments received from contract owners	9,096,267	42,391,164	37,113	—	547,528
Payments for contract benefits or terminations	(871,816)	(2,139,232)	(38,504)	(87,593)	(1,439,209)
Transfers between sub-accounts (including fixed account), net	1,479,400	3,616,887	7,636	222,229	3,102,266
Contract maintenance charges	(805,841)	(2,547,698)	(2,101)	—	(131,261)
Adjustments to net assets allocated to contracts in payout period	—	—	(6)	—	467
Increase (decrease) in net assets from contract transactions	8,898,010	41,321,121	4,138	134,636	2,079,791

Increase (decrease) in net assets	1,829,647	20,481,672	(116,675)	(855,847)	(6,591,413)
Net assets at beginning of period	39,316,873	106,726,404	759,367	2,753,994	23,285,842
Net assets at end of period	$41,146,520	$127,208,076	$642,692	$1,898,147	$16,694,429

Beginning units	2,595,151	6,882,518	64,594	110,803	979,093
Units issued	843,088	3,526,076	7,782	15,116	271,862
Units redeemed	(165,799)	(449,873)	(7,557)	(6,750)	(149,947)
Ending units	3,272,440	9,958,721	64,819	119,169	1,101,008

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Janus Focused Growth Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 1	SAST SA JPMorgan Diversified Balanced Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 1	SAST SA JPMorgan Emerging Markets Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$—	$278,696	$950,864	$112,887	$748,020
Mortality and expense risk and administrative charges	(263,462)	(190,320)	(676,567)	(30,077)	(209,749)
Net investment income (loss)	(263,462)	88,376	274,297	82,810	538,271
Net realized gain (loss)	902,872	(115,541)	(1,230,083)	(22,083)	267,822
Change in unrealized appreciation (depreciation) of investments	7,663,102	2,381,497	10,196,813	188,985	914,777
Increase (decrease) in net assets from operations	8,302,512	2,354,332	9,241,027	249,712	1,720,870

From contract transactions:
Payments received from contract owners	280,569	171,216	3,273,075	—	158,697
Payments for contract benefits or terminations	(2,661,950)	(1,693,344)	(5,353,487)	(213,398)	(1,679,540)
Transfers between sub-accounts (including fixed account), net	(3,610,701)	135,431	503,665	58,496	788,910
Contract maintenance charges	(175,120)	(14)	(884,988)	(8)	(119,588)
Adjustments to net assets allocated to contracts in payout period	—	5,325	371	—	—
Increase (decrease) in net assets from contract transactions	(6,167,202)	(1,381,386)	(2,461,364)	(154,910)	(851,521)

Increase (decrease) in net assets	2,135,310	972,946	6,779,663	94,802	869,349
Net assets at beginning of period	24,267,641	17,324,435	66,717,198	2,805,144	19,890,165
Net assets at end of period	$26,402,951	$18,297,381	$73,496,861	$2,899,946	$20,759,514

Beginning units	833,498	660,406	3,451,803	128,997	862,378
Units issued	22,702	17,858	290,816	5,089	61,873
Units redeemed	(196,854)	(60,867)	(407,240)	(12,337)	(97,899)
Ending units	659,346	617,397	3,335,379	121,749	826,352

For the Year Ended December 31, 2022
From operations:
Dividends	$—	$219,511	$657,539	$88,841	$571,195
Mortality and expense risk and administrative charges	(267,826)	(211,720)	(671,004)	(33,935)	(222,209)
Net investment income (loss)	(267,826)	7,791	(13,465)	54,906	348,986
Net realized gain (loss)	684,082	46,198	(267,554)	21,680	271,676
Capital gain distribution from mutual funds	6,034,337	2,496,929	9,311,025	25,150	180,378
Change in unrealized appreciation (depreciation) of investments	(18,172,087)	(6,397,937)	(22,310,332)	(1,148,365)	(7,655,403)
Increase (decrease) in net assets from operations	(11,721,494)	(3,847,019)	(13,280,326)	(1,046,629)	(6,854,363)

From contract transactions:
Payments received from contract owners	232,946	8,263	6,843,751	8,272	414,472
Payments for contract benefits or terminations	(1,991,340)	(1,427,395)	(4,898,094)	(222,198)	(1,338,652)
Transfers between sub-accounts (including fixed account), net	4,143,833	(501,009)	2,279,160	(23,576)	1,592,542
Contract maintenance charges	(188,393)	(13)	(814,693)	(8)	(131,668)
Adjustments to net assets allocated to contracts in payout period	(100)	—	—	16	428
Increase (decrease) in net assets from contract transactions	2,196,946	(1,920,154)	3,410,124	(237,494)	537,122

Increase (decrease) in net assets	(9,524,548)	(5,767,173)	(9,870,202)	(1,284,123)	(6,317,241)
Net assets at beginning of period	33,792,189	23,091,608	76,587,400	4,089,267	26,207,406
Net assets at end of period	$24,267,641	$17,324,435	$66,717,198	$2,805,144	$19,890,165

Beginning units	761,578	732,851	3,292,921	138,947	835,256
Units issued	155,418	10,187	489,737	3,203	112,740
Units redeemed	(83,498)	(82,632)	(330,855)	(13,153)	(85,618)
Ending units	833,498	660,406	3,451,803	128,997	862,378

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Equity- Income Portfolio Class 1	SAST SA JPMorgan Equity- Income Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 1	SAST SA JPMorgan Global Equities Portfolio Class 3	SAST SA JPMorgan Large Cap Core Portfolio Class 1
For the Year Ended December 31, 2023
From operations:
Dividends	$440,929	$2,139,818	$55,838	$99,126	$46,129
Mortality and expense risk and administrative charges	(198,866)	(968,533)	(41,331)	(81,322)	(61,201)
Net investment income (loss)	242,063	1,171,285	14,507	17,804	(15,072)
Net realized gain (loss)	461,590	688,835	5,801	(176,181)	349,169
Capital gain distribution from mutual funds	1,642,208	8,801,484	126,423	267,288	191,539
Change in unrealized appreciation (depreciation) of investments	(1,745,644)	(7,648,554)	634,800	1,452,520	952,141
Increase (decrease) in net assets from operations	600,217	3,013,050	781,531	1,561,431	1,477,777

From contract transactions:
Payments received from contract owners	137,245	2,573,239	—	431,153	—
Payments for contract benefits or terminations	(1,638,505)	(10,290,112)	(319,248)	(790,511)	(683,554)
Transfers between sub-accounts (including fixed account), net	558,137	6,713,865	(172,512)	(39,821)	(453,960)
Contract maintenance charges	(38)	(587,727)	—	(20,612)	—
Increase (decrease) in net assets from contract transactions	(943,161)	(1,590,735)	(491,760)	(419,791)	(1,137,514)

Increase (decrease) in net assets	(342,944)	1,422,315	289,771	1,141,640	340,263
Net assets at beginning of period	18,550,414	95,592,229	3,651,604	7,118,681	6,111,426
Net assets at end of period	$18,207,470	$97,014,544	$3,941,375	$8,260,321	$6,451,689

Beginning units	323,054	3,276,234	138,645	396,584	158,546
Units issued	23,477	378,135	2,180	41,455	1,708
Units redeemed	(32,604)	(433,458)	(19,511)	(60,781)	(28,887)
Ending units	313,927	3,220,911	121,314	377,258	131,367

For the Year Ended December 31, 2022
From operations:
Dividends	$364,085	$1,718,280	$68,808	$113,308	$65,394
Mortality and expense risk and administrative charges	(215,411)	(1,056,034)	(43,330)	(77,259)	(65,314)
Net investment income (loss)	148,674	662,246	25,478	36,049	80
Net realized gain (loss)	510,899	3,301,052	69,788	32,271	398,331
Capital gain distribution from mutual funds	2,114,705	11,374,348	673,012	1,298,986	1,505,141
Change in unrealized appreciation (depreciation) of investments	(3,396,988)	(18,920,894)	(1,572,983)	(2,821,124)	(3,620,394)
Increase (decrease) in net assets from operations	(622,710)	(3,583,248)	(804,705)	(1,453,818)	(1,716,842)

From contract transactions:
Payments received from contract owners	16,527	3,788,128	17,721	284,325	3,011
Payments for contract benefits or terminations	(1,217,417)	(8,596,897)	(395,202)	(489,022)	(632,439)
Transfers between sub-accounts (including fixed account), net	(39,262)	(7,927,295)	(24,460)	160,131	65,426
Contract maintenance charges	(38)	(676,184)	—	(20,614)	—
Adjustments to net assets allocated to contracts in payout period	(988)	(895)	—	2,201	385
Increase (decrease) in net assets from contract transactions	(1,241,178)	(13,413,143)	(401,941)	(62,979)	(563,617)

Increase (decrease) in net assets	(1,863,888)	(16,996,391)	(1,206,646)	(1,516,797)	(2,280,459)
Net assets at beginning of period	20,414,302	112,588,620	4,858,250	8,635,478	8,391,885
Net assets at end of period	$18,550,414	$95,592,229	$3,651,604	$7,118,681	$6,111,426

Beginning units	341,278	3,735,714	155,005	399,114	172,480
Units issued	11,010	223,369	10,074	35,367	3,296
Units redeemed	(29,234)	(682,849)	(26,434)	(37,897)	(17,230)
Ending units	323,054	3,276,234	138,645	396,584	158,546

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Large Cap Core Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 1	SAST SA JPMorgan MFS Core Bond Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$168,154	$435,263	$5,394,547	$—	$—
Mortality and expense risk and administrative charges	(341,380)	(130,617)	(1,980,523)	(112,916)	(513,235)
Reimbursements of expenses	—	—	—	—	—
Net investment income (loss)	(173,226)	304,646	3,414,024	(112,916)	(513,235)
Net realized gain (loss)	(173,158)	(232,947)	(2,648,517)	(426,987)	(2,307,478)
Capital gain distribution from mutual funds	1,031,319	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	7,030,215	731,545	9,729,261	2,784,383	12,628,899
Increase (decrease) in net assets from operations	7,715,150	803,244	10,494,768	2,244,480	9,808,186

From contract transactions:
Payments received from contract owners	411,847	3,080	3,843,922	770	1,056,981
Payments for contract benefits or terminations	(3,601,153)	(1,604,417)	(20,069,021)	(725,323)	(4,389,925)
Transfers between sub-accounts (including fixed account), net	(2,674,127)	1,030,761	12,059,592	240,586	(1,489,380)
Contract maintenance charges	(233,241)	—	(1,866,788)	(18)	(257,101)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	(533)
Increase (decrease) in net assets from contract transactions	(6,096,674)	(570,576)	(6,032,295)	(483,985)	(5,079,958)

Increase (decrease) in net assets	1,618,476	232,668	4,462,473	1,760,495	4,728,228
Net assets at beginning of period	32,381,114	14,792,187	201,565,283	10,385,650	47,404,159
Net assets at end of period	$33,999,590	$15,024,855	$206,027,756	$12,146,145	$52,132,387

Beginning units	976,089	686,251	10,101,777	676,419	1,510,260
Units issued	20,967	58,184	914,633	12,736	93,649
Units redeemed	(181,630)	(83,560)	(1,218,168)	(53,139)	(239,261)
Ending units	815,426	660,875	9,798,242	636,016	1,364,648

For the Year Ended December 31, 2022
From operations:
Dividends	$252,608	$391,753	$4,570,688	$—	$—
Mortality and expense risk and administrative charges	(363,758)	(142,821)	(2,170,203)	(115,198)	(521,779)
Net investment income (loss)	(111,150)	248,932	2,400,485	(115,198)	(521,779)
Net realized gain (loss)	573,213	(105,998)	(2,069,883)	(166,868)	661,495
Capital gain distribution from mutual funds	8,082,456	—	—	2,710,006	13,411,597
Change in unrealized appreciation (depreciation) of investments	(17,489,483)	(2,661,892)	(35,971,623)	(6,532,727)	(31,261,215)
Increase (decrease) in net assets from operations	(8,944,964)	(2,518,958)	(35,641,021)	(4,104,787)	(17,709,902)

From contract transactions:
Payments received from contract owners	328,679	11,321	4,339,370	530	2,545,821
Payments for contract benefits or terminations	(3,041,385)	(1,030,772)	(17,689,053)	(541,262)	(3,826,273)
Transfers between sub-accounts (including fixed account), net	1,492,214	(123,392)	(3,825,961)	156,754	3,923,424
Contract maintenance charges	(259,019)	—	(2,074,736)	(16)	(280,459)
Adjustments to net assets allocated to contracts in payout period	(421)	—	(897)	(198)	(8)
Increase (decrease) in net assets from contract transactions	(1,479,932)	(1,142,843)	(19,251,277)	(384,192)	2,362,505

Increase (decrease) in net assets	(10,424,896)	(3,661,801)	(54,892,298)	(4,488,979)	(15,347,397)
Net assets at beginning of period	42,806,010	18,453,988	256,457,581	14,874,629	62,751,556
Net assets at end of period	$32,381,114	$14,792,187	$201,565,283	$10,385,650	$47,404,159

Beginning units	1,016,500	736,260	11,010,460	714,235	1,437,888
Units issued	72,284	20,993	749,613	15,021	237,407
Units redeemed	(112,695)	(71,002)	(1,658,296)	(52,837)	(165,035)
Ending units	976,089	686,251	10,101,777	676,419	1,510,260

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Large Cap Growth Index Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 1	SAST SA Large Cap Index Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 1
For the Year Ended December 31, 2023
From operations:
Dividends	$6,711	$137,605	$48,100	$17,740	$14,955
Mortality and expense risk and administrative charges	(22,792)	(124,061)	(39,307)	(13,309)	(26,199)
Net investment income (loss)	(16,081)	13,544	8,793	4,431	(11,244)
Net realized gain (loss)	(9,936)	642,966	107,541	9,030	(22,777)
Capital gain distribution from mutual funds	51,731	401,546	162,416	107,350	50,029
Change in unrealized appreciation (depreciation) of investments	494,352	1,121,883	527,251	113,205	910,763
Increase (decrease) in net assets from operations	520,066	2,179,939	806,001	234,016	926,771

From contract transactions:
Payments received from contract owners	266,354	—	852,544	165,780	—
Payments for contract benefits or terminations	(107,872)	(767,909)	(316,634)	(120,842)	(245,846)
Transfers between sub-accounts (including fixed account), net	(118,218)	(33,826)	36,071	13,478	255,234
Contract maintenance charges	(7,474)	—	(11,750)	(4,610)	—
Increase (decrease) in net assets from contract transactions	32,790	(801,735)	560,231	53,806	9,388

Increase (decrease) in net assets	552,856	1,378,204	1,366,232	287,822	936,159
Net assets at beginning of period	1,896,984	9,354,186	2,951,024	1,110,179	2,272,080
Net assets at end of period	$2,449,840	$10,732,390	$4,317,256	$1,398,001	$3,208,239

Beginning units	129,835	311,817	202,428	80,252	121,818
Units issued	17,139	1,893	64,919	18,658	21,349
Units redeemed	(15,575)	(26,079)	(29,453)	(14,721)	(19,807)
Ending units	131,399	287,631	237,894	84,189	123,360

For the Year Ended December 31, 2022
From operations:
Dividends	$4,872	$127,469	$34,585	$19,740	$—
Mortality and expense risk and administrative charges	(20,057)	(130,303)	(32,851)	(10,438)	(23,525)
Net investment income (loss)	(15,185)	(2,834)	1,734	9,302	(23,525)
Net realized gain (loss)	21,161	792,175	63,046	7,344	61,486
Capital gain distribution from mutual funds	283,072	577,524	182,045	90,986	513,738
Change in unrealized appreciation (depreciation) of investments	(993,138)	(3,762,974)	(932,386)	(157,843)	(1,560,028)
Increase (decrease) in net assets from operations	(704,090)	(2,396,109)	(685,561)	(50,211)	(1,008,329)

From contract transactions:
Payments received from contract owners	322,262	—	242,376	324,814	—
Payments for contract benefits or terminations	(66,773)	(602,695)	(127,098)	(56,033)	(147,686)
Transfers between sub-accounts (including fixed account), net	115,529	(287,611)	112,566	(33,043)	40,466
Contract maintenance charges	(6,819)	—	(10,843)	(3,873)	—
Adjustments to net assets allocated to contracts in payout period	(84)	(762)	(13)	—	—
Increase (decrease) in net assets from contract transactions	364,115	(891,068)	216,988	231,865	(107,220)

Increase (decrease) in net assets	(339,975)	(3,287,177)	(468,573)	181,654	(1,115,549)
Net assets at beginning of period	2,236,959	12,641,363	3,419,597	928,525	3,387,629
Net assets at end of period	$1,896,984	$9,354,186	$2,951,024	$1,110,179	$2,272,080

Beginning units	106,310	339,849	188,985	62,593	126,116
Units issued	29,557	5,377	29,810	27,999	10,753
Units redeemed	(6,032)	(33,409)	(16,367)	(10,340)	(15,051)
Ending units	129,835	311,817	202,428	80,252	121,818

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA MFS Blue Chip Growth Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$119,834	$40,224	$654,835	$805,229	$2,156,733
Mortality and expense risk and administrative charges	(443,560)	(39,022)	(1,117,483)	(371,136)	(1,185,567)
Net investment income (loss)	(323,726)	1,202	(462,648)	434,093	971,166
Net realized gain (loss)	242,518	(11,334)	(11,895)	681,876	566,517
Capital gain distribution from mutual funds	716,782	392,815	9,265,661	1,380,939	4,255,481
Change in unrealized appreciation (depreciation) of investments	13,139,592	380,724	9,190,752	1,237,703	5,238,646
Increase (decrease) in net assets from operations	13,775,166	763,407	17,981,870	3,734,611	11,031,810

From contract transactions:
Payments received from contract owners	896,939	—	1,066,916	131,345	3,364,237
Payments for contract benefits or terminations	(4,437,287)	(288,084)	(12,318,304)	(5,264,867)	(12,760,592)
Transfers between sub-accounts (including fixed account), net	(3,283,290)	9,544	(4,031,227)	911,188	2,160,537
Contract maintenance charges	(111,322)	—	(854,288)	—	(877,392)
Adjustments to net assets allocated to contracts in payout period	—	—	—	(9,253)	(183)
Increase (decrease) in net assets from contract transactions	(6,934,960)	(278,540)	(16,136,903)	(4,231,587)	(8,113,393)

Increase (decrease) in net assets	6,840,206	484,867	1,844,967	(496,976)	2,918,417
Net assets at beginning of period	36,890,607	4,382,542	109,942,433	43,303,639	127,989,515
Net assets at end of period	$43,730,813	$4,867,409	$111,787,400	$42,806,663	$130,907,932

Beginning units	2,130,325	125,272	3,372,072	1,288,733	4,007,249
Units issued	110,298	6,829	86,121	44,900	251,036
Units redeemed	(428,191)	(14,175)	(539,681)	(167,992)	(496,745)
Ending units	1,812,432	117,926	2,918,512	1,165,641	3,761,540

For the Year Ended December 31, 2022
From operations:
Dividends	$—	$54,529	$1,044,100	$725,430	$1,757,350
Mortality and expense risk and administrative charges	(433,357)	(41,214)	(1,212,552)	(407,394)	(1,259,928)
Net investment income (loss)	(433,357)	13,315	(168,452)	318,036	497,422
Net realized gain (loss)	774,865	84,842	1,887,148	926,506	1,945,733
Capital gain distribution from mutual funds	8,319,164	946,356	24,417,351	4,187,747	12,227,900
Change in unrealized appreciation (depreciation) of investments	(24,242,114)	(1,999,039)	(50,448,625)	(10,923,069)	(31,065,148)
Increase (decrease) in net assets from operations	(15,581,442)	(954,526)	(24,312,578)	(5,490,780)	(16,394,093)

From contract transactions:
Payments received from contract owners	2,628,058	877	1,579,076	77,363	5,934,477
Payments for contract benefits or terminations	(3,647,341)	(339,965)	(9,410,977)	(3,613,473)	(11,212,508)
Transfers between sub-accounts (including fixed account), net	3,449,477	75,536	1,083,449	(749,380)	(2,519,718)
Contract maintenance charges	(124,566)	—	(959,108)	—	(890,268)
Adjustments to net assets allocated to contracts in payout period	(445)	(454)	381	8,976	(701)
Increase (decrease) in net assets from contract transactions	2,305,183	(264,006)	(7,707,179)	(4,276,514)	(8,688,718)

Increase (decrease) in net assets	(13,276,259)	(1,218,532)	(32,019,757)	(9,767,294)	(25,082,811)
Net assets at beginning of period	50,166,866	5,601,074	141,962,190	53,070,933	153,072,326
Net assets at end of period	$36,890,607	$4,382,542	$109,942,433	$43,303,639	$127,989,515

Beginning units	2,000,980	132,700	3,597,010	1,414,069	4,277,487
Units issued	382,308	5,877	164,080	8,430	263,488
Units redeemed	(252,963)	(13,305)	(389,018)	(133,766)	(533,726)
Ending units	2,130,325	125,272	3,372,072	1,288,733	4,007,249

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Mid Cap Index Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 1	SAST SA Morgan Stanley International Equities Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 3	SAST SA PineBridge High- Yield Bond Portfolio Class 1
For the Year Ended December 31, 2023
From operations:
Dividends	$33,343	$33,847	$221,266	$2,918,353	$434,879
Mortality and expense risk and administrative charges	(34,487)	(21,527)	(175,781)	(720,380)	(62,332)
Net investment income (loss)	(1,144)	12,320	45,485	2,197,973	372,547
Net realized gain (loss)	48,185	(19,419)	(41,177)	(2,109,602)	(101,506)
Capital gain distribution from mutual funds	80,721	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	318,791	328,018	2,513,846	10,851,533	674,900
Increase (decrease) in net assets from operations	446,553	320,919	2,518,154	10,939,904	945,941

From contract transactions:
Payments received from contract owners	342,117	—	149,817	215,309	1,324
Payments for contract benefits or terminations	(195,470)	(221,002)	(1,883,982)	(7,902,952)	(739,883)
Transfers between sub-accounts (including fixed account), net	23,824	83,589	(116,478)	(2,150,222)	159,879
Contract maintenance charges	(12,183)	(2)	(125,335)	(667,546)	—
Adjustments to net assets allocated to contracts in payout period	—	—	—	(387)	(352)
Increase (decrease) in net assets from contract transactions	158,288	(137,415)	(1,975,978)	(10,505,798)	(579,032)

Increase (decrease) in net assets	604,841	183,504	542,176	434,106	366,909
Net assets at beginning of period	2,909,114	2,089,026	17,124,860	73,297,864	6,593,007
Net assets at end of period	$3,513,955	$2,272,530	$17,667,036	$73,731,970	$6,959,916

Beginning units	226,835	159,600	1,546,994	6,727,905	229,314
Units issued	37,287	11,917	115,350	126,045	14,389
Units redeemed	(24,760)	(20,753)	(276,512)	(1,025,603)	(33,335)
Ending units	239,362	150,764	1,385,832	5,828,347	210,368

For the Year Ended December 31, 2022
From operations:
Dividends	$21,791	$60,518	$477,309	$3,141,965	$407,208
Mortality and expense risk and administrative charges	(32,865)	(22,076)	(187,437)	(796,739)	(66,459)
Net investment income (loss)	(11,074)	38,442	289,872	2,345,226	340,749
Net realized gain (loss)	59,484	5,882	(258,545)	(3,767,314)	(119,369)
Capital gain distribution from mutual funds	210,229	228,879	2,020,123	4,054,181	—
Change in unrealized appreciation (depreciation) of investments	(738,811)	(671,296)	(5,267,105)	(10,754,953)	(1,082,138)
Increase (decrease) in net assets from operations	(480,172)	(398,093)	(3,215,655)	(8,122,860)	(860,758)

From contract transactions:
Payments received from contract owners	256,820	134	450,739	200,027	1,142
Payments for contract benefits or terminations	(89,322)	(200,228)	(1,675,850)	(6,386,992)	(481,629)
Transfers between sub-accounts (including fixed account), net	(33,824)	(86,942)	(388,423)	(5,443,548)	(181,051)
Contract maintenance charges	(11,384)	(1)	(143,086)	(765,893)	—
Adjustments to net assets allocated to contracts in payout period	(5)	(109)	(480)	(154)	60
Increase (decrease) in net assets from contract transactions	122,285	(287,146)	(1,757,100)	(12,396,560)	(661,478)

Increase (decrease) in net assets	(357,887)	(685,239)	(4,972,755)	(20,519,420)	(1,522,236)
Net assets at beginning of period	3,267,001	2,774,265	22,097,615	93,817,284	8,115,243
Net assets at end of period	$2,909,114	$2,089,026	$17,124,860	$73,297,864	$6,593,007

Beginning units	217,570	181,320	1,695,633	7,808,868	252,578
Units issued	26,511	1,535	158,732	370,930	5,186
Units redeemed	(17,246)	(23,255)	(307,371)	(1,451,893)	(28,450)
Ending units	226,835	159,600	1,546,994	6,727,905	229,314

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA PineBridge High- Yield Bond Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 1	SAST SA Putnam International Growth and Income Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$2,322,928	$126,724	$280,470	$20,625	$1,741,974
Mortality and expense risk and administrative charges	(365,660)	(49,001)	(114,695)	(28,799)	(1,863,714)
Net investment income (loss)	1,957,268	77,723	165,775	(8,174)	(121,740)
Net realized gain (loss)	(833,939)	40,460	244,444	(2,820)	1,720,360
Capital gain distribution from mutual funds	—	—	—	12,109	1,491,102
Change in unrealized appreciation (depreciation) of investments	4,078,064	719,004	1,674,691	382,826	29,047,078
Increase (decrease) in net assets from operations	5,201,393	837,187	2,084,910	383,941	32,136,800

From contract transactions:
Payments received from contract owners	397,198	3,245	226,640	194,424	6,519,913
Payments for contract benefits or terminations	(3,927,984)	(399,253)	(1,407,602)	(116,922)	(5,489,344)
Transfers between sub-accounts (including fixed account), net	(731,718)	18,173	(127,142)	82,441	(298,847)
Contract maintenance charges	(225,449)	(44)	(60,984)	(10,843)	(4,482,667)
Increase (decrease) in net assets from contract transactions	(4,487,953)	(377,879)	(1,369,088)	149,100	(3,750,945)

Increase (decrease) in net assets	713,440	459,308	715,822	533,041	28,385,855
Net assets at beginning of period	38,087,996	4,743,544	12,166,191	2,433,978	180,334,001
Net assets at end of period	$38,801,436	$5,202,852	$12,882,013	$2,967,019	$208,719,856

Beginning units	1,462,087	274,544	770,434	219,213	14,523,235
Units issued	52,344	8,416	49,568	30,235	771,166
Units redeemed	(214,430)	(28,484)	(128,844)	(16,554)	(1,045,257)
Ending units	1,300,001	254,476	691,158	232,894	14,249,144

For the Year Ended December 31, 2022
From operations:
Dividends	$2,213,596	$84,284	$191,799	$12,961	$659,067
Mortality and expense risk and administrative charges	(398,291)	(47,855)	(118,764)	(26,618)	(1,719,975)
Net investment income (loss)	1,815,305	36,429	73,035	(13,657)	(1,060,908)
Net realized gain (loss)	(1,057,525)	(4,729)	42,176	17,589	418,954
Capital gain distribution from mutual funds	—	234,389	638,440	246,325	13,059,690
Change in unrealized appreciation (depreciation) of investments	(5,888,690)	(696,178)	(1,894,679)	(849,967)	(50,408,774)
Increase (decrease) in net assets from operations	(5,130,910)	(430,089)	(1,141,028)	(599,710)	(37,991,038)

From contract transactions:
Payments received from contract owners	360,211	6,447	187,298	431,059	30,906,047
Payments for contract benefits or terminations	(3,708,150)	(406,917)	(1,094,828)	(85,824)	(3,367,439)
Transfers between sub-accounts (including fixed account), net	(1,276,012)	(68,570)	(732,564)	76,991	7,069,995
Contract maintenance charges	(256,447)	(38)	(66,048)	(9,890)	(4,114,046)
Adjustments to net assets allocated to contracts in payout period	(139)	—	(6)	—	—
Increase (decrease) in net assets from contract transactions	(4,880,537)	(469,078)	(1,706,148)	412,336	30,494,557

Increase (decrease) in net assets	(10,011,447)	(899,167)	(2,847,176)	(187,374)	(7,496,481)
Net assets at beginning of period	48,099,443	5,642,711	15,013,367	2,621,352	187,830,482
Net assets at end of period	$38,087,996	$4,743,544	$12,166,191	$2,433,978	$180,334,001

Beginning units	1,648,449	302,053	875,377	184,482	12,239,663
Units issued	44,581	5,796	49,888	47,816	2,955,977
Units redeemed	(230,943)	(33,305)	(154,831)	(13,085)	(672,405)
Ending units	1,462,087	274,544	770,434	219,213	14,523,235

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 1
For the Year Ended December 31, 2023
From operations:
Dividends	$1,853,910	$33,765,394	$2,221,183	$345	$—
Mortality and expense risk and administrative charges	(1,109,334)	(15,344,698)	(867,845)	(198)	(653,101)
Net investment income (loss)	744,576	18,420,696	1,353,338	147	(653,101)
Net realized gain (loss)	(919,021)	(42,549,266)	(2,723,331)	70	(3,265,956)
Capital gain distribution from mutual funds	—	68,590,530	7,830,955	324	—
Change in unrealized appreciation (depreciation) of investments	16,453,630	138,611,890	2,970,878	2,064	25,768,456
Increase (decrease) in net assets from operations	16,279,185	183,073,850	9,431,840	2,605	21,849,399

From contract transactions:
Payments received from contract owners	562,519	277,814	(41)	11,059	45,501
Payments for contract benefits or terminations	(11,230,422)	(164,104,272)	(7,827,737)	(4,623)	(5,400,507)
Transfers between sub-accounts (including fixed account), net	(1,357,356)	(4,919,412)	1,905,026	(12)	(1,440,555)
Contract maintenance charges	(2,226,098)	(26,446,659)	(1,850,023)	(21)	(3)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	(34)
Increase (decrease) in net assets from contract transactions	(14,251,357)	(195,192,529)	(7,772,775)	6,403	(6,795,598)

Increase (decrease) in net assets	2,027,828	(12,118,679)	1,659,065	9,008	15,053,801
Net assets at beginning of period	114,693,256	1,589,310,284	90,633,250	12,881	59,496,196
Net assets at end of period	$116,721,084	$1,577,191,605	$92,292,315	$21,889	$74,549,997

Beginning units	8,554,923	99,370,950	6,647,955	1,151	859,866
Units issued	128,470	239,841	168,415	928	2,285
Units redeemed	(1,123,081)	(11,866,178)	(717,844)	(376)	(82,971)
Ending units	7,560,312	87,744,613	6,098,526	1,703	779,180

For the Year Ended December 31, 2022
From operations:
Dividends	$1,002,006	$42,287,814	$2,179,877	$—	$—
Mortality and expense risk and administrative charges	(1,215,332)	(17,274,532)	(957,327)	(39)	(676,969)
Net investment income (loss)	(213,326)	25,013,282	1,222,550	(39)	(676,969)
Net realized gain (loss)	982,866	(10,265,411)	(1,704,225)	(3)	(1,441,416)
Capital gain distribution from mutual funds	15,673,360	142,668,603	5,565,478	51	18,778,945
Change in unrealized appreciation (depreciation) of investments	(45,562,052)	(529,349,972)	(22,782,556)	(589)	(53,205,511)
Increase (decrease) in net assets from operations	(29,119,152)	(371,933,498)	(17,698,753)	(580)	(36,544,951)

From contract transactions:
Payments received from contract owners	692,227	218,681	52,108	13,462	222,371
Payments for contract benefits or terminations	(7,427,008)	(129,929,294)	(6,141,429)	—	(4,429,824)
Transfers between sub-accounts (including fixed account), net	3,424,615	2,482,686	(1,582,928)	(1)	(978,786)
Contract maintenance charges	(2,553,350)	(32,160,203)	(2,125,214)	—	(3)
Adjustments to net assets allocated to contracts in payout period	—	(4,976)	531	—	(1,183)
Increase (decrease) in net assets from contract transactions	(5,863,516)	(159,393,106)	(9,796,932)	13,461	(5,187,425)

Increase (decrease) in net assets	(34,982,668)	(531,326,604)	(27,495,685)	12,881	(41,732,376)
Net assets at beginning of period	149,675,924	2,120,636,888	118,128,935	—	101,228,572
Net assets at end of period	$114,693,256	$1,589,310,284	$90,633,250	$12,881	$59,496,196

Beginning units	8,958,723	108,779,803	7,335,794	—	922,890
Units issued	424,459	697,954	134,123	1,151	18,114
Units redeemed	(828,259)	(10,106,807)	(821,962)	—	(81,138)
Ending units	8,554,923	99,370,950	6,647,955	1,151	859,866
The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Wellington Capital Appreciation Portfolio Class 3	SAST SA Wellington Government and Quality Bond Portfolio Class 1	SAST SA Wellington Government and Quality Bond Portfolio Class 3	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3
For the Year Ended December 31, 2023
From operations:
Dividends	$—	$361,306	$2,860,804	$192,933
Mortality and expense risk and administrative charges	(1,677,195)	(159,341)	(1,459,433)	(140,493)
Net investment income (loss)	(1,677,195)	201,965	1,401,371	52,440
Net realized gain (loss)	(30,738,888)	(619,089)	(3,026,951)	(44,452)
Change in unrealized appreciation (depreciation) of investments	89,066,032	1,088,028	6,999,537	1,833,842
Increase (decrease) in net assets from operations	56,649,949	670,904	5,373,957	1,841,830

From contract transactions:
Payments received from contract owners	1,585,803	124,501	1,686,668	1,600,871
Payments for contract benefits or terminations	(16,237,794)	(2,503,357)	(16,007,468)	(493,629)
Transfers between sub-accounts (including fixed account), net	(15,171,302)	(225,490)	10,741,842	494,576
Contract maintenance charges	(773,075)	—	(1,328,162)	(280,890)
Adjustments to net assets allocated to contracts in payout period	(6,161)	(1,437)	(201)	—
Increase (decrease) in net assets from contract transactions	(30,602,529)	(2,605,783)	(4,907,321)	1,320,928

Increase (decrease) in net assets	26,047,420	(1,934,879)	466,636	3,162,758
Net assets at beginning of period	159,199,045	18,633,918	151,015,473	12,955,588
Net assets at end of period	$185,246,465	$16,699,039	$151,482,109	$16,118,346

Beginning units	2,812,189	1,068,747	9,423,250	1,039,375
Units issued	116,009	59,314	869,293	182,651
Units redeemed	(558,321)	(208,542)	(1,178,312)	(84,841)
Ending units	2,369,877	919,519	9,114,231	1,137,185

For the Year Ended December 31, 2022
From operations:
Dividends	$—	$260,628	$1,551,423	$87,424
Mortality and expense risk and administrative charges	(1,707,102)	(188,875)	(1,625,738)	(123,579)
Net investment income (loss)	(1,707,102)	71,753	(74,315)	(36,155)
Net realized gain (loss)	(6,712,796)	(223,008)	(2,359,255)	11,095
Capital gain distribution from mutual funds	57,862,022	314,059	2,463,867	1,280,269
Change in unrealized appreciation (depreciation) of investments	(139,791,506)	(3,478,470)	(27,323,508)	(3,735,077)
Increase (decrease) in net assets from operations	(90,349,382)	(3,315,666)	(27,293,211)	(2,479,868)

From contract transactions:
Payments received from contract owners	1,633,117	30,043	1,161,766	1,969,029
Payments for contract benefits or terminations	(13,775,860)	(2,116,469)	(13,873,000)	(214,359)
Transfers between sub-accounts (including fixed account), net	16,509,869	(20,575)	(2,920,747)	981,456
Contract maintenance charges	(817,292)	—	(1,507,076)	(245,386)
Adjustments to net assets allocated to contracts in payout period	(1,253)	1,866	(433)	—
Increase (decrease) in net assets from contract transactions	3,548,581	(2,105,135)	(17,139,490)	2,490,740

Increase (decrease) in net assets	(86,800,801)	(5,420,801)	(44,432,701)	10,872
Net assets at beginning of period	245,999,846	24,054,719	195,448,174	12,944,716
Net assets at end of period	$159,199,045	$18,633,918	$151,015,473	$12,955,588

Beginning units	2,732,327	1,179,314	10,423,611	851,682
Units issued	392,484	22,765	610,527	238,108
Units redeemed	(312,622)	(133,332)	(1,610,888)	(50,415)
Ending units	2,812,189	1,068,747	9,423,250	1,039,375

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1.	Organization

Variable Annuity Account Seven (“the Separate Account”) is a segregated investment account established by American General Life Insurance Company (“AGL”) to receive and invest premium payments from variable annuity contracts issued by AGL. AGL is a wholly owned subsidiary of AGC Life Insurance Company (“AGC Life”), which is wholly owned by Corebridge Life Holdings, Inc. (formerly known as AIG Life Holdings, Inc.) (“Corebridge Life Holdings”). Corebridge Life Holdings is wholly owned by Corebridge Financial, Inc. (“Corebridge”), which American International Group, Inc. (“AIG”) owns 52.2% of their outstanding common stock as of December 31, 2023. AIG is a holding company, which through its subsidiaries provides a wide range of property casualty insurance, life insurance, retirement products and other financial services to commercial and individual customers in more than 190 countries and jurisdictions. The term “AIG” means American International Group, Inc. and not any of AIG’s consolidated subsidiaries.

The Separate Account includes the following variable annuity products:

Polaris II A-Class	Polaris Platinum O-Series

Polaris II A-Class Platinum Series	Polaris Plus

Polaris II Asset Manager

The Separate Account contracts are sold through AGL’s affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is Corebridge Capital Services, Inc., formerly known as AIG Capital Services, Inc., an affiliate of AGL. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as an open-ended management investment company. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as “Funds” throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2023 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve months, except as noted below.

American Funds Insurance Series (American Funds IS)

American Funds IS Asset Allocation Fund Class 2	American Funds IS Growth Fund Class 2

American Funds IS Asset Allocation Fund Class 4	American Funds IS Growth Fund Class 4

American Funds IS Capital Income Builder Class 4	American Funds IS Growth-Income Fund Class 2

American Funds IS Capital World Bond Fund Class 4	American Funds IS Growth-Income Fund Class 4

American Funds IS Global Growth Fund Class 2	American Funds IS International Fund Class 4

American Funds IS Global Growth Fund Class 4	American Funds IS The Bond Fund of America Class 4

American Funds IS Global Small Capitalization Fund Class 4

Franklin Templeton Variable Insurance Products Trust (FTVIP)

FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Rising Dividends VIP Fund Class 2

FTVIP Franklin Income VIP Fund Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2

FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	FTVIP Templeton Global Bond VIP Fund Class 2

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)

Goldman Sachs VIT Government Money Market Fund Institutional Shares	Goldman Sachs VIT Government Money Market Fund Service Shares

Invesco Variable Insurance Funds (Invesco V.I.)

Invesco V.I. American Franchise Fund Series II	Invesco V.I. Equity and Income Fund Series II

Invesco V.I. American Value Fund Series II	Invesco V.I. Growth and Income Fund Series II

Invesco V.I. Comstock Fund Series II

Lord Abbett Series Fund, Inc. (Lord Abbett)

Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Mid Cap Stock Portfolio Class VC

Lord Abbett Developing Growth Portfolio Class VC	Lord Abbett Total Return Portfolio Class VC

Lord Abbett Growth and Income Portfolio Class VC

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MFS Variable Insurance Trust III (MFS VIT III)

MFS VIT III Growth Allocation Portfolio Service Class(c)

PIMCO Variable Insurance Trust (PIMCO)

PIMCO Emerging Markets Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class

Seasons Series Trust (SST)(a)

SST SA Allocation Balanced Portfolio Class 3	SST SA Allocation Moderate Portfolio Class 3

SST SA Allocation Growth Portfolio Class 3	SST SA American Century Inflation Protection Portfolio Class 3

SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3

SunAmerica Series Trust (SAST)(a)

SAST SA AB Growth Portfolio Class 1	SAST SA JPMorgan Equity-Income Portfolio Class 1

SAST SA AB Growth Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 3

SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 1

SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 3

SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	SAST SA JPMorgan Large Cap Core Portfolio Class 1(b)

SAST SA DFA Ultra Short Bond Portfolio Class 1	SAST SA JPMorgan Large Cap Core Portfolio Class 3(b)

SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 1

SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 3

SAST SA Federated Hermes Corporate Bond Portfolio Class 1	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1

SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3

SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 3

SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA Large Cap Index Portfolio Class 1

SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 3

SAST SA Fixed Income Index Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 3

SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 1

SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	SAST SA MFS Blue Chip Growth Portfolio Class 3

SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1

SAST SA Franklin Small Company Value Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3

SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 1

SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 3

SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	SAST SA Mid Cap Index Portfolio Class 3

SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 1

SAST SA Franklin Tactical Opportunities Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 3

SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 3

SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 1

SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 3

SAST SA Goldman Sachs Global Bond Portfolio Class 1	SAST SA Putnam International Growth and Income Portfolio Class 1

SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 3

SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 3

SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3

SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3

SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 3

SAST SA International Index Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 3

SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA VCP Index Allocation Portfolio Class 3

SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 1

SAST SA Janus Focused Growth Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 3

SAST SA JPMorgan Diversified Balanced Portfolio Class 1	SAST SA Wellington Government and Quality Bond Portfolio Class 1

SAST SA JPMorgan Diversified Balanced Portfolio Class 3	SAST SA Wellington Government and Quality Bond Portfolio Class 3

SAST SA JPMorgan Emerging Markets Portfolio Class 1	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3

SAST SA JPMorgan Emerging Markets Portfolio Class 3

(a)	These are affiliated investment companies. SunAmerica Asset Management LLC, an affiliate of AGL, serves as the investment advisor Seasons Series Trust and SunAmerica Series Trust.

(b)	Formerly SAST SA Invesco Main Street Large Cap Core Portfolio.

(c)	Statements of Operations and Changes in Net Assets for the period May 1, 2023 (commencement of operations) through December 31, 2023.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of AGL’s General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of each of the sub-accounts of the Separate Account are registered in the name of AGL. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from AGL’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising out of any other business of AGL may conduct. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

2.	Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

An assumed interest rate between 3.50 percent and 5.0 percent is used in determining annuity payments for all products.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, AGL makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner’s interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of AGL, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, AGL does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. AGL will periodically review changes in the tax law. AGL retains the right to charge for any federal income tax incurred which is applicable to the Separate Account if the law is changed.

3.	Fair Value Measurements

Assets recorded at fair value in the Separate Account’s Statement of Assets and Liabilities are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:

•

Level 1— Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

•

Level 2— Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•

Level 3— Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances for these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2023 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2023, and respective hierarchy levels.

4.	Expenses

Expense charges are applied against the current value of the Separate Account and are paid to AGL as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day’s net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to AGL. The mortality risk charge represents compensation to AGL for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to AGL for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:

Products	Separate Account Annual Charges*

Polaris II A-Class	0.85% or 1.10%
Polaris II A-Class Platinum Series	0.85% or 1.10%
Polaris II Asset Manager	0.85% or 1.10%
Polaris Platinum O-Series	0.95% or 1.20%
Polaris Plus	0.85% or 1.25%

*	The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by AGL on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by AGL related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

The contract maintenance charge ranges from $30 to $50 for certain contracts. No contract maintenance charge is assessed under the Polaris II A-Class, Polaris II Asset Manager and Polaris Plus contracts.

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to AGL. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal amount as defined in the contracts. Withdrawal amounts in excess of the free withdrawal amount are assessed withdrawal charges based on tables of charges applicable to specific contracts.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The maximum withdrawal charge of 6 percent for Polaris Platinum O-Series and Polaris Plus and 0.50 percent for Polaris II A-Class Platinum Series is assessed on amount withdrawn in excess of free withdrawal amount. There are no withdrawal charges under the Polaris II A-Class and Polaris II Asset Manager contracts.

Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for the product.

Sales Charge: For certain products, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge is calculated as a percentage of the gross purchase payment invested, depending on the investment amount and is paid to AGL. The sales charge is paid to AGL and included as part of the payments received from contract owners line of the Statements of Operations and Changes in Net Assets.

The sales charge ranges from 0.50 percent to 5.75 percent and is assessed on the Polaris II A-Class and the Polaris II A-Class Platinum Series contracts.

Premium Based Charge: For certain products, an up-front sales charge is applied against the gross purchase payments made on the contract. The sales charge is calculated as a percentage of the gross purchase payment invested, depending on the investment amount and the year of receipt, and is deducted from the contract value on a quarterly basis over a period of seven years. The premium based charge is paid to AGL by redemption of units outstanding and included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The premium based charge ranges from 1.25 percent to 5.00 percent and is assessed on the Polaris Platinum O-Series contract.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, AGL will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

Income Protector Fee: The optional Income Protector Program provides a guaranteed fixed minimum retirement income upon annuitization. The fee is calculated as a percentage of the income benefit base, as defined in the prospectus, and is deducted annually from the contract value. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges. The income protector fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The fee for Income Protector Program is 0.15 percent or 0.30 percent and is offered under the Polaris Plus contract.

MarketLock, MarketLock for Life Plus, MarketLock Income Plus, and MarketLock for Life Fee: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.

•	MarketLock

The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

•	MarketLock for Life Plus and MarketLock Income Plus

The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments made in years 2-5 greater than the purchase payments received in the first year. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The annual fees for the optional features discussed above are as follows (Note: if Extension of the evaluation period is elected, an additional 0.10 percent – 0.25 percent is added to the Annual Fee):

Optional Features	Products Offered	Annual Fees

MarketLock	Polaris II A-Class Platinum Series	0.50% to 0.75%

MarketLock for Life Plus	Polaris II A-Class Platinum Series	0.70% to 0.75% for one covered person

0.95% to 1.00% for two covered persons

MarketLock Income Plus	Polaris II A-Class Platinum Series	0.85% to 1.10% for one covered person

1.10% to 1.35% for two covered persons

SunAmerica Income Plus, Polaris Income Builder, Polaris Income Builder Daily and Polaris Income Builder Daily Flex Fee: This optional feature provides a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and is deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the applicable time period, adjusted for withdrawals plus a credit, if eligible, the maximum anniversary date contract value, step-up value or minimum income base, as applicable depending on the feature elected. The fee may change after the first year based on an index of market volatility. The annual fee for this optional feature is paid by redemption of units outstanding and included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows:

Optional Features	Products Offered	Annual Fees

SunAmerica Income Plus	Polaris Platinum O-Series	0.60% to 2.20% for one covered person

0.60% to 2.70% for two covered persons

Polaris Income Builder	Polaris Platinum O-Series	0.60% to 2.20% for one covered person

0.60% to 2.70% for two covered persons

Polaris Income Builder Daily	Polaris Platinum O-Series	0.60% to 2.50% for one covered person

0.60% to 2.50% for two covered persons

Polaris Income Builder Daily Flex	Polaris Platinum O-Series	0.60% to 2.50% for one covered person

0.60% to 2.50% for two covered persons

Polaris Income Daily Edge Fee: This optional feature provides a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the Purchase Payments reduced by the Adjustment Factor, as defined in the prospectus, and is deducted quarterly from the contract value. The guaranteed benefit amount is calculated based on the greater of net purchase payments adjusted for withdrawals plus a credit, if applicable, or the highest contract value. The fee may change after the first year based on an index of market volatility. The annual fee for this optional feature is paid by redemption of units outstanding and included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The annual fees for the optional feature discussed above are as follows:

Optional Features	Products Offered	Annual Fees

Polaris Income Daily Edge	Polaris Platinum O-Series	0.60% to 2.50% for one covered person

0.60% to 2.50% for two covered persons

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.	Purchases and Sales of Investments

For the year ended December 31, 2023, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts	Cost of Purchases	Proceeds from Sales
American Funds IS Asset Allocation Fund Class 2	$23,795,570	$36,055,238
American Funds IS Asset Allocation Fund Class 4	55,760,210	15,452,587
American Funds IS Capital Income Builder Class 4	4,887,278	3,941,842
American Funds IS Capital World Bond Fund Class 4	1,389,278	870,782
American Funds IS Global Growth Fund Class 2	24,546,643	38,010,078
American Funds IS Global Growth Fund Class 4	3,333,936	3,707,693
American Funds IS Global Small Capitalization Fund Class 4	1,076,264	1,228,295
American Funds IS Growth Fund Class 2	18,237,514	39,063,907
American Funds IS Growth Fund Class 4	13,672,199	15,609,152
American Funds IS Growth-Income Fund Class 2	27,131,230	49,053,738
American Funds IS Growth-Income Fund Class 4	11,955,989	12,564,122
American Funds IS International Fund Class 4	1,619,695	1,394,311
American Funds IS The Bond Fund of America Class 4	8,728,873	4,193,418
FTVIP Franklin Allocation VIP Fund Class 2	1,436,747	3,458,820
FTVIP Franklin Income VIP Fund Class 2	7,804,190	5,104,914
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	1,547,527	1,642,400
FTVIP Franklin Rising Dividends VIP Fund Class 2	8,237,055	2,200,483
FTVIP Franklin Strategic Income VIP Fund Class 2	698,123	304,005
FTVIP Templeton Global Bond VIP Fund Class 2	595,658	342,126
Goldman Sachs VIT Government Money Market Fund Institutional Shares	325,905	282,480
Goldman Sachs VIT Government Money Market Fund Service Shares	27,247,493	27,002,561
Invesco V.I. American Franchise Fund Series II	1,085,869	1,615,156
Invesco V.I. American Value Fund Series II	1,393,960	534,532
Invesco V.I. Comstock Fund Series II	34,491,913	31,709,336
Invesco V.I. Equity and Income Fund Series II	2,737,921	1,541,295
Invesco V.I. Growth and Income Fund Series II	33,802,860	30,945,500
Lord Abbett Bond Debenture Portfolio Class VC	4,826,045	2,062,488
Lord Abbett Developing Growth Portfolio Class VC	219,140	326,272
Lord Abbett Growth and Income Portfolio Class VC	3,705,984	9,577,197
Lord Abbett Mid Cap Stock Portfolio Class VC	2,854,104	5,848,543
Lord Abbett Total Return Portfolio Class VC	3,620,011	1,647,305
MFS VIT III Growth Allocation Portfolio Service Class	18,869,212	16,531
PIMCO Emerging Markets Bond Portfolio Advisor Class	81,947	81,275
PIMCO Total Return Portfolio Advisor Class	4,296,690	774,975
SST SA Allocation Balanced Portfolio Class 3	5,068,431	2,382,964
SST SA Allocation Growth Portfolio Class 3	17,194,110	3,119,807
SST SA Allocation Moderate Growth Portfolio Class 3	8,660,354	1,673,563
SST SA Allocation Moderate Portfolio Class 3	2,942,980	778,740
SST SA American Century Inflation Protection Portfolio Class 3	8,829,037	9,091,691
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	1,544,963	675,197
SAST SA AB Growth Portfolio Class 1	6,044,518	8,596,167
SAST SA AB Growth Portfolio Class 3	4,464,808	7,582,459
SAST SA AB Small & Mid Cap Value Portfolio Class 3	5,611,754	6,398,765
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	3,915	15,795
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	4,290,869	1,667,395
SAST SA DFA Ultra Short Bond Portfolio Class 1	1,200,370	1,995,652
SAST SA DFA Ultra Short Bond Portfolio Class 3	4,854,047	5,607,959
SAST SA Emerging Markets Equity Index Portfolio Class 3	240,582	53,034
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	2,101,871	2,794,451
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	12,553,771	19,870,115
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	132,859	106,593
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	219,209	312,749

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	$1,704,956	$2,312,706
SAST SA Fixed Income Index Portfolio Class 3	2,182,309	1,331,213
SAST SA Fixed Income Intermediate Index Portfolio Class 3	537,951	115,734
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	5,029,678	4,062,674
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	14,390,674	12,051,444
SAST SA Franklin Small Company Value Portfolio Class 1	238,081	458,347
SAST SA Franklin Small Company Value Portfolio Class 3	3,693,929	4,337,802
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	163,756	31,333
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	167,048	423,977
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	2,415,990	4,830,673
SAST SA Franklin Tactical Opportunities Portfolio Class 3	950,768	819,595
SAST SA Global Index Allocation 60/40 Portfolio Class 3	3,196,886	1,138,973
SAST SA Global Index Allocation 75/25 Portfolio Class 3	2,185,644	1,018,207
SAST SA Global Index Allocation 90/10 Portfolio Class 3	7,716,002	2,702,326
SAST SA Goldman Sachs Global Bond Portfolio Class 1	266,827	403,114
SAST SA Goldman Sachs Global Bond Portfolio Class 3	3,292,625	5,085,349
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	126,082	145,397
SAST SA Index Allocation 60/40 Portfolio Class 3	7,416,215	2,333,943
SAST SA Index Allocation 80/20 Portfolio Class 3	7,542,270	2,849,540
SAST SA Index Allocation 90/10 Portfolio Class 3	26,974,458	6,124,150
SAST SA International Index Portfolio Class 3	498,225	130,058
SAST SA Invesco Growth Opportunities Portfolio Class 1	24,865	228,598
SAST SA Invesco Growth Opportunities Portfolio Class 3	1,008,125	2,207,112
SAST SA Janus Focused Growth Portfolio Class 3	600,487	7,031,151
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	516,731	1,809,741
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	5,386,002	7,573,069
SAST SA JPMorgan Emerging Markets Portfolio Class 1	229,157	301,258
SAST SA JPMorgan Emerging Markets Portfolio Class 3	2,015,731	2,328,980
SAST SA JPMorgan Equity-Income Portfolio Class 1	2,734,564	1,793,456
SAST SA JPMorgan Equity-Income Portfolio Class 3	19,597,515	11,215,482
SAST SA JPMorgan Global Equities Portfolio Class 1	227,563	578,393
SAST SA JPMorgan Global Equities Portfolio Class 3	1,050,388	1,185,086
SAST SA JPMorgan Large Cap Core Portfolio Class 1	302,880	1,263,927
SAST SA JPMorgan Large Cap Core Portfolio Class 3	1,591,150	6,829,731
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,644,028	1,909,959
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	19,121,221	21,739,493
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	343,258	940,159
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	2,612,970	8,206,163
SAST SA Large Cap Growth Index Portfolio Class 3	341,971	273,531
SAST SA Large Cap Index Portfolio Class 1	597,600	984,245
SAST SA Large Cap Index Portfolio Class 3	1,257,280	525,840
SAST SA Large Cap Value Index Portfolio Class 3	393,693	228,106
SAST SA MFS Blue Chip Growth Portfolio Class 1	540,324	492,151
SAST SA MFS Blue Chip Growth Portfolio Class 3	2,498,929	9,040,833
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	665,852	550,376
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	11,743,924	19,077,815
SAST SA MFS Total Return Portfolio Class 1	3,287,801	5,704,356
SAST SA MFS Total Return Portfolio Class 3	11,725,895	14,612,640
SAST SA Mid Cap Index Portfolio Class 3	570,993	333,127
SAST SA Morgan Stanley International Equities Portfolio Class 1	182,475	307,570
SAST SA Morgan Stanley International Equities Portfolio Class 3	1,389,560	3,320,053
SAST SA PIMCO RAE International Value Portfolio Class 3	3,887,387	12,195,212
SAST SA PineBridge High-Yield Bond Portfolio Class 1	809,205	1,015,691
SAST SA PineBridge High-Yield Bond Portfolio Class 3	3,196,873	5,727,558
SAST SA Putnam International Growth and Income Portfolio Class 1	279,076	579,232
SAST SA Putnam International Growth and Income Portfolio Class 3	1,022,778	2,226,090

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA Small Cap Index Portfolio Class 3	$351,226	$198,191
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	7,766,908	10,148,490
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	2,892,696	16,399,477
SAST SA VCP Dynamic Allocation Portfolio Class 3	103,864,040	212,045,343
SAST SA VCP Dynamic Strategy Portfolio Class 3	12,005,793	10,594,275
SAST SA VCP Index Allocation Portfolio Class 3	11,728	4,854
SAST SA Wellington Capital Appreciation Portfolio Class 1	68,316	7,517,015
SAST SA Wellington Capital Appreciation Portfolio Class 3	6,217,256	38,496,979
SAST SA Wellington Government and Quality Bond Portfolio Class 1	1,126,732	3,530,551
SAST SA Wellington Government and Quality Bond Portfolio Class 3	14,937,108	18,443,058
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	2,247,472	874,103

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.	Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2023, follows:

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)
		Unit Value ($)(a)(f)		Net	Income

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	6,667,655	41.24	43.99	291,429,232	2.16	0.85	1.20	12.91	13.30
American Funds IS Asset Allocation Fund Class 4	30,933,942	16.53	16.88	520,341,186	2.03	0.95	1.20	12.67	12.95
American Funds IS Capital Income Builder Class 4	2,869,361	13.05	13.34	37,762,974	2.62	0.95	1.20	7.46	7.73
American Funds IS Capital World Bond Fund Class 4	1,108,760	9.04	9.24	10,102,319	0.00	0.95	1.20	4.64	4.90
American Funds IS Global Growth Fund Class 2	3,458,936	73.46	78.40	268,021,178	0.89	0.85	1.20	21.15	21.57
American Funds IS Global Growth Fund Class 4	1,663,996	19.49	19.91	32,694,913	0.70	0.95	1.20	20.84	21.14
American Funds IS Global Small Capitalization Fund Class 4	1,150,167	14.06	14.36	16,298,534	0.03	0.95	1.20	14.41	14.69
American Funds IS Growth Fund Class 2	2,729,777	98.54	105.12	283,718,667	0.36	0.85	1.20	36.84	37.31
American Funds IS Growth Fund Class 4	4,263,201	28.92	29.55	124,286,123	0.18	0.95	1.20	36.50	36.84
American Funds IS Growth-Income Fund Class 2	5,626,582	62.99	67.29	375,361,952	1.35	0.85	1.20	24.64	25.07
American Funds IS Growth-Income Fund Class 4	5,716,954	21.44	21.91	123,615,690	1.19	0.95	1.20	24.33	24.64
American Funds IS International Fund Class 4	1,726,259	11.62	11.88	20,215,946	1.12	0.95	1.20	14.18	14.47
American Funds IS The Bond Fund of America Class 4	5,517,928	10.18	10.40	56,700,887	3.25	0.95	1.20	3.48	3.74
FTVIP Franklin Allocation VIP Fund Class 2	1,036,533	17.88	18.82	19,153,010	1.43	0.85	1.20	13.25	13.64
FTVIP Franklin Income VIP Fund Class 2	2,203,530	19.39	20.39	43,867,050	5.01	0.85	1.20	7.33	7.71
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	759,970	14.30	14.61	10,937,075	2.46	0.95	1.20	18.88	19.18
FTVIP Franklin Rising Dividends VIP Fund Class 2	1,805,530	21.72	22.19	39,502,694	0.90	0.95	1.20	10.74	11.02
FTVIP Franklin Strategic Income VIP Fund Class 2	435,441	10.35	10.57	4,544,729	4.35	0.95	1.20	6.89	7.16
FTVIP Templeton Global Bond VIP Fund Class 2	529,026	8.19	8.37	4,361,986	0.00	0.95	1.20	1.66	1.91
Goldman Sachs VIT Government Money Market Fund Institutional Shares	86,256		10.25	884,239	4.85		1.25		3.75
Goldman Sachs VIT Government Money Market Fund Service Shares	2,725,610	10.10	10.37	28,024,485	4.81	0.85	1.20	3.54	3.90
Invesco V.I. American Franchise Fund Series II	249,955	41.84	44.64	10,846,383	0.00	0.85	1.20	38.93	39.41
Invesco V.I. American Value Fund Series II	319,082	15.51	15.85	4,977,416	0.38	0.95	1.20	13.92	14.20
Invesco V.I. Comstock Fund Series II	5,481,560	39.91	42.69	230,146,573	1.51	0.85	1.20	10.76	11.15
Invesco V.I. Equity and Income Fund Series II	1,005,061	15.64	15.99	15,850,569	1.75	0.95	1.20	8.93	9.20
Invesco V.I. Growth and Income Fund Series II	5,097,587	40.25	43.14	216,359,615	1.25	0.85	1.20	11.07	11.46
Lord Abbett Bond Debenture Portfolio Class VC	2,656,997	11.71	11.97	31,387,491	5.15	0.95	1.20	5.28	5.55
Lord Abbett Developing Growth Portfolio Class VC	302,528	15.94	16.29	4,859,355	0.00	0.95	1.20	6.89	7.15
Lord Abbett Growth and Income Portfolio Class VC	2,160,865	32.02	34.23	73,264,507	0.91	0.85	1.20	11.84	12.23
Lord Abbett Mid Cap Stock Portfolio Class VC	1,619,101	32.90	35.12	56,120,825	0.45	0.85	1.20	14.05	14.44
Lord Abbett Total Return Portfolio Class VC	2,472,176	10.09	10.31	25,180,597	4.34	0.95	1.20	5.07	5.33
MFS VIT III Growth Allocation Portfolio Service Class	1,808,872	10.79	10.82	19,558,573	1.17	0.85	1.20	0.10	13.66
PIMCO Emerging Markets Bond Portfolio Advisor Class	65,689	9.42	9.57	621,131	5.40	0.85	1.20	9.68	10.07
PIMCO Total Return Portfolio Advisor Class	1,503,014	9.14	9.28	13,926,078	3.36	0.85	1.20	4.57	4.93
SST SA Allocation Balanced Portfolio Class 3	1,980,315	12.03	12.25	24,063,345	2.32	0.85	1.20	10.09	10.47
SST SA Allocation Growth Portfolio Class 3	5,804,198	14.15	14.40	83,083,207	2.23	0.85	1.20	15.80	16.20
SST SA Allocation Moderate Growth Portfolio Class 3	3,288,417	13.35	13.59	44,398,429	2.44	0.85	1.20	13.68	14.07
SST SA Allocation Moderate Portfolio Class 3	1,189,007	12.83	13.06	15,418,616	2.41	0.85	1.20	12.34	12.74
SST SA American Century Inflation Protection Portfolio Class 3	5,727,812	11.88	12.39	69,786,911	4.58	0.85	1.20	2.06	2.41
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	513,307	16.60	17.03	8,669,538	1.67	0.85	1.20	19.19	19.60
SAST SA AB Growth Portfolio Class 1	911,526	47.00	181.33	73,400,467	0.00	0.85	1.25	33.36	33.89
SAST SA AB Growth Portfolio Class 3	960,685	41.88	44.95	42,081,216	0.00	0.85	1.20	33.11	33.57
SAST SA AB Small & Mid Cap Value Portfolio Class 3	1,417,498	30.12	31.89	44,209,142	0.64	0.85	1.20	15.22	15.62
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	4,304		16.52	71,085	1.84		0.85		14.60
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	3,573,152	11.06	11.18	39,789,814	2.00	0.85	1.20	11.75	12.14
SAST SA DFA Ultra Short Bond Portfolio Class 1	554,182	11.16	12.39	6,263,033	1.16	0.85	1.25	3.34	3.75
SAST SA DFA Ultra Short Bond Portfolio Class 3	2,147,897	9.92	10.67	22,379,723	0.93	0.85	1.20	3.15	3.51
SAST SA Emerging Markets Equity Index Portfolio Class 3	141,062	9.25	9.44	1,314,448	2.49	0.85	1.20	7.45	7.83
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	857,970	29.85	34.65	25,662,268	3.52	0.85	1.25	6.72	7.15
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	5,727,250	26.62	28.55	160,566,855	3.28	0.85	1.20	6.47	6.84
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	60,787	13.54	13.73	828,021	0.18	0.80	1.10	25.70	26.08
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	48,251	49.57	63.10	2,731,361	2.11	0.85	1.25	12.60	13.05
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	238,105	56.33	60.36	14,041,857	1.92	0.85	1.20	12.50	12.89
SAST SA Fixed Income Index Portfolio Class 3	406,009	10.05	10.25	4,120,210	2.20	0.85	1.20	4.23	4.59
SAST SA Fixed Income Intermediate Index Portfolio Class 3	231,182	10.19	10.39	2,376,243	1.63	0.85	1.20	3.56	3.92
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	784,377	44.54	106.08	39,026,597	2.35	0.85	1.25	6.05	6.48
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	2,094,497	39.68	42.62	87,621,417	2.10	0.85	1.20	5.90	6.27
SAST SA Franklin Small Company Value Portfolio Class 1	36,368		70.12	2,550,031	0.48		1.25		11.61
SAST SA Franklin Small Company Value Portfolio Class 3	1,330,636	24.96	26.40	34,362,689	0.24	0.85	1.20	11.35	11.74
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	21,774	14.90	15.13	325,832	1.64	0.85	1.20	19.76	20.18
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	71,546	50.18	62.38	3,922,388	1.67	0.85	1.25	7.03	7.46
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	625,618	55.68	59.67	36,170,711	1.45	0.85	1.20	6.77	7.14

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)
		Unit Value ($)(a)(f)		Net	Income

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Franklin Tactical Opportunities Portfolio Class 3	547,484	12.94	13.20	7,179,747	1.43	0.85	1.20	14.20	14.60
SAST SA Global Index Allocation 60/40 Portfolio Class 3	1,169,338	12.33	12.57	14,564,748	1.59	0.85	1.20	12.20	12.59
SAST SA Global Index Allocation 75/25 Portfolio Class 3	1,081,114	12.79	13.05	13,999,814	1.57	0.85	1.20	14.25	14.65
SAST SA Global Index Allocation 90/10 Portfolio Class 3	3,953,423	13.25	13.52	53,104,704	1.74	0.85	1.20	16.45	16.86
SAST SA Goldman Sachs Global Bond Portfolio Class 1	277,711	15.82	20.27	4,484,619	0.00	0.85	1.25	2.98	3.40
SAST SA Goldman Sachs Global Bond Portfolio Class 3	2,837,965	14.11	15.14	41,940,448	0.00	0.85	1.20	2.81	3.17
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	161,201	12.74	12.92	2,080,580	0.92	0.95	1.20	15.20	15.49
SAST SA Index Allocation 60/40 Portfolio Class 3	2,555,055	13.47	13.74	34,820,800	1.52	0.85	1.20	13.69	14.08
SAST SA Index Allocation 80/20 Portfolio Class 3	3,429,557	14.56	14.85	50,550,579	1.59	0.85	1.20	16.97	17.38
SAST SA Index Allocation 90/10 Portfolio Class 3	10,862,808	14.99	15.20	165,065,535	1.64	0.95	1.20	18.68	18.97
SAST SA International Index Portfolio Class 3	97,722	11.42	11.65	1,124,540	2.65	0.85	1.20	15.76	16.16
SAST SA Invesco Growth Opportunities Portfolio Class 1	107,729	17.77	17.78	1,914,013	0.00	0.85	1.10	11.27	11.55
SAST SA Invesco Growth Opportunities Portfolio Class 3	1,036,818	16.80	17.01	17,502,424	0.00	0.85	1.20	11.08	11.47
SAST SA Janus Focused Growth Portfolio Class 3	659,346	38.87	41.13	26,402,951	0.00	0.85	1.20	37.33	37.81
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	617,397	23.58	37.81	18,297,381	1.56	0.85	1.25	14.01	14.46
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	3,335,379	20.91	22.56	73,496,861	1.36	0.85	1.20	13.74	14.14
SAST SA JPMorgan Emerging Markets Portfolio Class 1	121,749	20.78	27.21	2,899,946	3.96	0.85	1.25	8.92	9.36
SAST SA JPMorgan Emerging Markets Portfolio Class 3	826,352	24.32	26.03	20,759,514	3.68	0.85	1.20	8.83	9.21
SAST SA JPMorgan Equity-Income Portfolio Class 1	313,927	32.68	95.21	18,207,470	2.40	0.85	1.25	3.39	3.80
SAST SA JPMorgan Equity-Income Portfolio Class 3	3,220,911	29.02	31.25	97,014,544	2.22	0.85	1.20	3.16	3.52
SAST SA JPMorgan Global Equities Portfolio Class 1	121,314	23.72	50.05	3,941,375	1.47	0.85	1.25	22.30	22.79
SAST SA JPMorgan Global Equities Portfolio Class 3	377,258	21.24	22.69	8,260,321	1.29	0.85	1.20	22.00	22.42
SAST SA JPMorgan Large Cap Core Portfolio Class 1	131,367	45.06	66.82	6,451,689	0.73	0.85	1.25	25.90	26.40
SAST SA JPMorgan Large Cap Core Portfolio Class 3	815,426	40.25	43.11	33,999,590	0.51	0.85	1.20	25.62	26.06
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	660,875	22.53	31.17	15,024,855	2.92	0.85	1.25	5.22	5.64
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	9,798,242	20.14	21.58	206,027,756	2.65	0.85	1.20	5.20	5.56
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	636,016	9.00	41.42	12,146,145	0.00	0.85	1.25	21.80	22.29
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	1,364,648	36.97	39.64	52,132,387	0.00	0.85	1.20	21.58	22.01
SAST SA Large Cap Growth Index Portfolio Class 3	131,399	18.51	18.88	2,449,840	0.31	0.85	1.20	27.51	27.96
SAST SA Large Cap Index Portfolio Class 1	287,631		37.31	10,732,390	1.37		1.25		24.38
SAST SA Large Cap Index Portfolio Class 3	237,894	18.00	18.36	4,317,256	1.32	0.85	1.20	24.12	24.55
SAST SA Large Cap Value Index Portfolio Class 3	84,189	16.50	16.83	1,398,001	1.41	0.85	1.20	20.04	20.46
SAST SA MFS Blue Chip Growth Portfolio Class 1	123,360	25.06	26.42	3,208,239	0.55	0.85	1.10	39.54	39.89
SAST SA MFS Blue Chip Growth Portfolio Class 3	1,812,432	23.41	25.27	43,730,813	0.30	0.85	1.20	39.17	39.66
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	117,926	39.20	41.49	4,867,409	0.87	0.85	1.10	17.75	18.05
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	2,918,512	36.56	39.68	111,787,400	0.59	0.85	1.20	17.33	17.74
SAST SA MFS Total Return Portfolio Class 1	1,165,641	34.92	36.98	42,806,663	1.87	0.85	1.10	9.11	9.38
SAST SA MFS Total Return Portfolio Class 3	3,761,540	32.97	35.37	130,907,932	1.67	0.85	1.20	8.74	9.12
SAST SA Mid Cap Index Portfolio Class 3	239,362	14.59	14.89	3,513,955	1.04	0.85	1.20	14.35	14.75
SAST SA Morgan Stanley International Equities Portfolio Class 1	150,764	13.70	19.39	2,272,530	1.55	0.85	1.25	15.12	15.58
SAST SA Morgan Stanley International Equities Portfolio Class 3	1,385,832	12.25	13.12	17,667,036	1.27	0.85	1.20	14.97	15.37
SAST SA PIMCO RAE International Value Portfolio Class 3	5,828,347	12.22	12.92	73,731,970	3.97	0.85	1.20	15.92	16.33
SAST SA PineBridge High-Yield Bond Portfolio Class 1	210,368	31.86	42.58	6,959,916	6.42	0.85	1.25	14.73	15.19
SAST SA PineBridge High-Yield Bond Portfolio Class 3	1,300,001	28.45	30.47	38,801,436	6.04	0.85	1.20	14.36	14.76
SAST SA Putnam International Growth and Income Portfolio Class 1	254,476	19.74	23.45	5,202,852	2.55	0.85	1.25	18.00	18.47
SAST SA Putnam International Growth and Income Portfolio Class 3	691,158	17.62	18.88	12,882,013	2.24	0.85	1.20	17.76	18.17
SAST SA Small Cap Index Portfolio Class 3	232,894	12.66	12.92	2,967,019	0.76	0.85	1.20	14.58	14.98
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	14,249,144	14.46	14.75	208,719,856	0.90	0.85	1.20	17.69	18.10
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	7,560,312	15.16	15.59	116,721,084	1.60	0.85	1.20	14.90	15.30
SAST SA VCP Dynamic Allocation Portfolio Class 3	87,744,613	17.52	18.28	1,577,191,605	2.13	0.85	1.20	12.14	12.54
SAST SA VCP Dynamic Strategy Portfolio Class 3	6,098,526	14.75	17.73	92,292,315	2.43	0.85	1.20	10.75	11.14
SAST SA VCP Index Allocation Portfolio Class 3	1,703		12.85	21,889	1.98		0.85		14.91
SAST SA Wellington Capital Appreciation Portfolio Class 1	779,180	83.38	245.67	74,549,997	0.00	0.85	1.25	37.97	38.52
SAST SA Wellington Capital Appreciation Portfolio Class 3	2,369,877	74.22	79.79	185,246,465	0.00	0.85	1.20	37.64	38.12
SAST SA Wellington Government and Quality Bond Portfolio Class 1	919,519	17.82	21.60	16,699,039	2.05	0.85	1.25	3.77	4.19
SAST SA Wellington Government and Quality Bond Portfolio Class 3	9,114,231	15.89	17.05	151,482,109	1.89	0.85	1.20	3.53	3.89
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	1,137,185	13.96	14.32	16,118,346	1.33	0.85	1.20	13.48	13.87

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)
		Unit Value ($)(a)(f)		Net	Income

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	7,339,025	36.53	38.83	283,206,013	1.78	0.85	1.20	-14.44	-14.14
American Funds IS Asset Allocation Fund Class 4	29,852,083	14.67	14.95	444,765,805	1.72	0.95	1.20	-14.69	-14.48
American Funds IS Capital Income Builder Class 4	2,840,635	12.14	12.38	34,767,283	2.49	0.95	1.20	-8.48	-8.25
American Funds IS Capital World Bond Fund Class 4	1,037,261	8.64	8.81	9,026,309	0.20	0.95	1.20	-18.82	-18.62
American Funds IS Global Growth Fund Class 2	3,930,486	60.64	64.49	250,666,053	0.60	0.85	1.20	-25.64	-25.38
American Funds IS Global Growth Fund Class 4	1,811,132	16.13	16.43	29,426,614	0.40	0.95	1.20	-25.81	-25.63
American Funds IS Global Small Capitalization Fund Class 4	1,163,379	12.29	12.52	14,398,101	0.00	0.95	1.20	-30.53	-30.35
American Funds IS Growth Fund Class 2	3,106,773	72.01	76.56	235,225,679	0.29	0.85	1.20	-30.77	-30.53
American Funds IS Growth Fund Class 4	4,536,046	21.19	21.59	96,809,296	0.10	0.95	1.20	-30.95	-30.77
American Funds IS Growth-Income Fund Class 2	6,338,359	50.54	53.80	337,609,719	1.19	0.85	1.20	-17.49	-17.20
American Funds IS Growth-Income Fund Class 4	6,061,406	17.25	17.58	105,354,297	1.04	0.95	1.20	-17.70	-17.49
American Funds IS International Fund Class 4	1,707,234	10.18	10.38	17,499,729	1.46	0.95	1.20	-21.96	-21.77
American Funds IS The Bond Fund of America Class 4	5,186,601	9.84	10.03	51,463,791	2.66	0.95	1.20	-13.79	-13.57
FTVIP Franklin Allocation VIP Fund Class 2	1,178,325	15.79	16.56	19,204,326	1.53	0.85	1.20	-17.00	-16.71
FTVIP Franklin Income VIP Fund Class 2	2,291,824	18.07	18.93	42,470,259	4.74	0.85	1.20	-6.60	-6.27
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	820,202	12.03	12.26	9,925,002	1.38	0.95	1.20	-5.88	-5.65
FTVIP Franklin Rising Dividends VIP Fund Class 2	1,690,273	19.61	19.99	33,388,068	0.76	0.95	1.20	-11.64	-11.41
FTVIP Franklin Strategic Income VIP Fund Class 2	410,655	9.68	9.87	4,005,495	4.22	0.95	1.20	-11.81	-11.59
FTVIP Templeton Global Bond VIP Fund Class 2	492,807	8.06	8.21	3,993,516	0.00	0.95	1.20	-6.08	-5.85
Goldman Sachs VIT Government Money Market Fund Institutional Shares	85,093		9.88	840,813	2.39		1.25		0.32
Goldman Sachs VIT Government Money Market Fund Service Shares	2,802,909	9.75	9.98	27,779,553	1.45	0.85	1.20	0.17	0.52
Invesco V.I. American Franchise Fund Series II	267,498	30.11	32.02	8,332,306	0.00	0.85	1.20	-32.11	-31.88
Invesco V.I. American Value Fund Series II	325,898	13.62	13.88	4,460,123	0.47	0.95	1.20	-4.02	-3.78
Invesco V.I. Comstock Fund Series II	6,086,356	36.03	38.41	230,212,994	1.32	0.85	1.20	-0.35	-0.01
Invesco V.I. Equity and Income Fund Series II	984,195	14.36	14.64	14,250,212	1.41	0.95	1.20	-8.81	-8.58
Invesco V.I. Growth and Income Fund Series II	5,718,160	36.24	38.71	218,011,721	1.23	0.85	1.20	-7.12	-6.80
Lord Abbett Bond Debenture Portfolio Class VC	2,523,680	11.13	11.34	28,296,835	4.40	0.95	1.20	-13.84	-13.62
Lord Abbett Developing Growth Portfolio Class VC	305,960	14.91	15.20	4,593,161	0.00	0.95	1.20	-36.75	-36.59
Lord Abbett Growth and Income Portfolio Class VC	2,395,021	28.63	30.50	72,429,242	1.22	0.85	1.20	-10.52	-10.20
Lord Abbett Mid Cap Stock Portfolio Class VC	1,753,310	28.85	30.69	53,174,977	0.77	0.85	1.20	-12.27	-11.96
Lord Abbett Total Return Portfolio Class VC	2,354,900	9.60	9.79	22,809,280	3.24	0.95	1.20	-15.07	-14.86
PIMCO Emerging Markets Bond Portfolio Advisor Class	68,604	8.59	8.69	591,052	4.64	0.85	1.20	-16.80	-16.51
PIMCO Total Return Portfolio Advisor Class	1,141,674	8.75	8.84	10,103,061	2.48	0.85	1.20	-15.41	-15.11
SST SA Allocation Balanced Portfolio Class 3	1,879,217	10.93	11.09	20,703,256	2.89	0.85	1.20	-16.51	-16.21
SST SA Allocation Growth Portfolio Class 3	5,328,588	12.22	12.40	65,718,351	2.55	0.85	1.20	-18.49	-18.20
SST SA Allocation Moderate Growth Portfolio Class 3	3,040,524	11.74	11.91	36,041,069	2.94	0.85	1.20	-17.73	-17.44
SST SA Allocation Moderate Portfolio Class 3	1,110,941	11.42	11.58	12,798,823	3.16	0.85	1.20	-17.27	-16.98
SST SA American Century Inflation Protection Portfolio Class 3	5,966,146	11.64	12.10	71,083,456	2.13	0.85	1.20	-12.20	-11.89
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	461,024	13.93	14.24	6,517,398	1.19	0.85	1.20	-18.37	-18.09
SAST SA AB Growth Portfolio Class 1	1,017,879	35.10	135.97	60,793,323	0.00	0.85	1.25	-29.49	-29.21
SAST SA AB Growth Portfolio Class 3	1,110,701	31.46	33.65	36,464,933	0.00	0.85	1.20	-29.63	-29.39
SAST SA AB Small & Mid Cap Value Portfolio Class 3	1,567,023	26.14	27.59	42,357,985	0.78	0.85	1.20	-16.97	-16.68
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	5,283		14.41	76,138	1.06		0.85		-17.88
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	3,356,234	9.89	9.97	33,370,330	1.81	0.85	1.20	-16.99	-16.70
SAST SA DFA Ultra Short Bond Portfolio Class 1	629,033	10.75	11.99	6,838,674	0.00	0.85	1.25	-2.75	-2.37
SAST SA DFA Ultra Short Bond Portfolio Class 3	2,219,518	9.62	10.31	22,407,305	0.00	0.85	1.20	-3.03	-2.69
SAST SA Emerging Markets Equity Index Portfolio Class 3	121,933	8.61	8.75	1,055,789	1.66	0.85	1.20	-21.49	-21.22
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	905,846	27.86	32.46	25,309,591	3.57	0.85	1.25	-15.34	-15.00
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	6,142,654	25.01	26.72	161,412,311	3.27	0.85	1.20	-15.52	-15.23
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	58,193	10.77	10.89	629,281	0.00	0.80	1.10	-27.52	-27.31
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	53,301	44.02	55.81	2,682,353	0.86	0.85	1.25	-27.85	-27.56
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	265,178	50.07	53.47	13,876,385	0.63	0.85	1.20	-28.03	-27.78
SAST SA Fixed Income Index Portfolio Class 3	320,685	9.64	9.80	3,115,568	1.81	0.85	1.20	-14.12	-13.82
SAST SA Fixed Income Intermediate Index Portfolio Class 3	190,499	9.84	10.00	1,888,081	1.16	0.85	1.20	-8.55	-8.23
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	853,395	41.84	100.02	40,007,459	1.69	0.85	1.25	-2.56	-2.17
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	2,274,511	37.47	40.10	89,669,101	1.41	0.85	1.20	-2.77	-2.43
SAST SA Franklin Small Company Value Portfolio Class 1	42,103		62.82	2,645,076	0.66		1.25		-11.56
SAST SA Franklin Small Company Value Portfolio Class 3	1,447,281	22.42	23.63	33,514,388	0.40	0.85	1.20	-11.75	-11.44
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	13,874	12.44	12.59	173,542	1.36	0.85	1.20	-14.43	-14.14
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	77,113	46.88	58.05	3,937,412	1.79	0.85	1.25	-8.85	-8.48
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	672,377	52.16	55.70	36,371,767	1.56	0.85	1.20	-9.00	-8.68
SAST SA Franklin Tactical Opportunities Portfolio Class 3	540,818	11.33	11.52	6,196,897	1.06	0.85	1.20	-14.93	-14.63
SAST SA Global Index Allocation 60/40 Portfolio Class 3	1,032,041	10.99	11.17	11,440,045	0.04	0.85	1.20	-15.37	-15.07
SAST SA Global Index Allocation 75/25 Portfolio Class 3	1,028,872	11.20	11.38	11,636,841	0.11	0.85	1.20	-16.51	-16.22
SAST SA Global Index Allocation 90/10 Portfolio Class 3	3,723,739	11.38	11.57	42,849,375	1.32	0.85	1.20	-17.31	-17.02
SAST SA Goldman Sachs Global Bond Portfolio Class 1	283,270	15.30	19.68	4,432,282	0.00	0.85	1.25	-19.94	-19.62
SAST SA Goldman Sachs Global Bond Portfolio Class 3	2,936,391	13.72	14.67	42,123,020	0.00	0.85	1.20	-20.14	-19.87

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)
		Unit Value ($)(a)(f)		Net	Income

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	162,782	11.06	11.19	1,819,693	0.00	0.95	1.20	-17.34	-17.13
SAST SA Index Allocation 60/40 Portfolio Class 3	2,275,323	11.85	12.05	27,210,601	1.35	0.85	1.20	-15.95	-15.65
SAST SA Index Allocation 80/20 Portfolio Class 3	3,272,440	12.45	12.65	41,146,520	1.47	0.85	1.20	-17.18	-16.89
SAST SA Index Allocation 90/10 Portfolio Class 3	9,958,721	12.63	12.78	127,208,076	1.54	0.95	1.20	-17.83	-17.62
SAST SA International Index Portfolio Class 3	64,819	9.86	10.03	642,692	2.35	0.85	1.20	-15.77	-15.47
SAST SA Invesco Growth Opportunities Portfolio Class 1	119,169	15.93	15.97	1,898,147	0.00	0.85	1.10	-36.07	-35.91
SAST SA Invesco Growth Opportunities Portfolio Class 3	1,101,008	15.13	15.26	16,694,429	0.00	0.85	1.20	-36.38	-36.15
SAST SA Janus Focused Growth Portfolio Class 3	833,498	28.30	29.84	24,267,641	0.00	0.85	1.20	-34.49	-34.26
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	660,406	20.60	33.17	17,324,435	1.09	0.85	1.25	-17.00	-16.67
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	3,451,803	18.39	19.77	66,717,198	0.92	0.85	1.20	-17.14	-16.85
SAST SA JPMorgan Emerging Markets Portfolio Class 1	128,997	19.08	24.88	2,805,144	2.58	0.85	1.25	-26.37	-26.08
SAST SA JPMorgan Emerging Markets Portfolio Class 3	862,378	22.35	23.84	19,890,165	2.48	0.85	1.20	-26.55	-26.29
SAST SA JPMorgan Equity-Income Portfolio Class 1	323,054	31.48	92.09	18,550,414	1.87	0.85	1.25	-3.06	-2.67
SAST SA JPMorgan Equity-Income Portfolio Class 3	3,276,234	28.13	30.19	95,592,229	1.65	0.85	1.20	-3.24	-2.90
SAST SA JPMorgan Global Equities Portfolio Class 1	138,645	19.32	40.92	3,651,604	1.62	0.85	1.25	-16.86	-16.53
SAST SA JPMorgan Global Equities Portfolio Class 3	396,584	17.41	18.53	7,118,681	1.44	0.85	1.20	-17.02	-16.73
SAST SA JPMorgan Large Cap Core Portfolio Class 1	158,546	35.65	53.07	6,111,426	0.90	0.85	1.25	-21.18	-20.86
SAST SA JPMorgan Large Cap Core Portfolio Class 3	976,089	32.04	34.20	32,381,114	0.67	0.85	1.20	-21.34	-21.07
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	686,251	21.33	29.62	14,792,187	2.36	0.85	1.25	-14.21	-13.87
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	10,101,777	19.15	20.44	201,565,283	2.00	0.85	1.20	-14.49	-14.20
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	676,419	7.39	33.87	10,385,650	0.00	0.85	1.25	-27.97	-27.68
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	1,510,260	30.41	32.49	47,404,159	0.00	0.85	1.20	-28.12	-27.87
SAST SA Large Cap Growth Index Portfolio Class 3	129,835	14.52	14.76	1,896,984	0.24	0.85	1.20	-30.63	-30.39
SAST SA Large Cap Index Portfolio Class 1	311,817		30.00	9,354,186	1.16		1.25		-19.35
SAST SA Large Cap Index Portfolio Class 3	202,428	14.50	14.74	2,951,024	1.09	0.85	1.20	-19.51	-19.23
SAST SA Large Cap Value Index Portfolio Class 3	80,252	13.74	13.97	1,110,179	1.94	0.85	1.20	-6.92	-6.59
SAST SA MFS Blue Chip Growth Portfolio Class 1	121,818	17.96	18.88	2,272,080	0.00	0.85	1.10	-30.58	-30.41
SAST SA MFS Blue Chip Growth Portfolio Class 3	2,130,325	16.82	18.10	36,890,607	0.00	0.85	1.20	-30.88	-30.63
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	125,272	33.29	35.15	4,382,542	1.09	0.85	1.10	-17.24	-17.04
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	3,372,072	31.16	33.70	109,942,433	0.83	0.85	1.20	-17.51	-17.22
SAST SA MFS Total Return Portfolio Class 1	1,288,733	32.00	33.81	43,303,639	1.51	0.85	1.10	-10.68	-10.46
SAST SA MFS Total Return Portfolio Class 3	4,007,249	30.32	32.41	127,989,515	1.25	0.85	1.20	-10.97	-10.66
SAST SA Mid Cap Index Portfolio Class 3	226,835	12.76	12.97	2,909,114	0.71	0.85	1.20	-14.67	-14.37
SAST SA Morgan Stanley International Equities Portfolio Class 1	159,600	11.85	16.84	2,089,026	2.49	0.85	1.25	-15.05	-14.71
SAST SA Morgan Stanley International Equities Portfolio Class 3	1,546,994	10.65	11.37	17,124,860	2.43	0.85	1.20	-15.20	-14.91
SAST SA PIMCO RAE International Value Portfolio Class 3	6,727,905	10.54	11.11	73,297,864	3.76	0.85	1.20	-9.50	-9.18
SAST SA PineBridge High-Yield Bond Portfolio Class 1	229,314	27.66	37.11	6,593,007	5.54	0.85	1.25	-10.94	-10.58
SAST SA PineBridge High-Yield Bond Portfolio Class 3	1,462,087	24.88	26.55	38,087,996	5.14	0.85	1.20	-10.90	-10.59
SAST SA Putnam International Growth and Income Portfolio Class 1	274,544	16.66	19.87	4,743,544	1.62	0.85	1.25	-7.86	-7.49
SAST SA Putnam International Growth and Income Portfolio Class 3	770,434	14.96	15.97	12,166,191	1.41	0.85	1.20	-8.08	-7.76
SAST SA Small Cap Index Portfolio Class 3	219,213	11.05	11.23	2,433,978	0.51	0.85	1.20	-21.93	-21.66
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	14,523,235	12.28	12.49	180,334,001	0.36	0.85	1.20	-19.28	-19.00
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	8,554,923	13.19	13.52	114,693,256	0.76	0.85	1.20	-19.94	-19.66
SAST SA VCP Dynamic Allocation Portfolio Class 3	99,370,950	15.62	16.24	1,589,310,284	2.28	0.85	1.20	-18.14	-17.85
SAST SA VCP Dynamic Strategy Portfolio Class 3	6,647,955	13.32	15.96	90,633,250	2.09	0.85	1.20	-15.55	-15.25
SAST SA VCP Index Allocation Portfolio Class 3	1,151		11.19	12,881	0.00		0.85		-17.63
SAST SA Wellington Capital Appreciation Portfolio Class 1	859,866	60.19	178.07	59,496,196	0.00	0.85	1.25	-37.13	-36.88
SAST SA Wellington Capital Appreciation Portfolio Class 3	2,812,189	53.92	57.77	159,199,045	0.00	0.85	1.20	-37.24	-37.02
SAST SA Wellington Government and Quality Bond Portfolio Class 1	1,068,747	17.10	20.82	18,633,918	1.22	0.85	1.25	-14.48	-14.14
SAST SA Wellington Government and Quality Bond Portfolio Class 3	9,423,250	15.35	16.41	151,015,473	0.90	0.85	1.20	-14.70	-14.40
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	1,039,375	12.30	12.57	12,955,588	0.68	0.85	1.20	-18.20	-17.92

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)
		Unit Value ($)(a)(f)		Net	Income

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	8,049,073	42.69	45.22	361,839,114	1.53	0.85	1.20	13.73	14.13
American Funds IS Asset Allocation Fund Class 4	25,265,393	17.19	17.48	440,248,179	1.61	0.95	1.20	13.47	13.76
American Funds IS Capital Income Builder Class 4	2,898,289	13.27	13.49	38,738,788	2.60	0.95	1.20	13.31	13.60
American Funds IS Capital World Bond Fund Class 4	1,034,585	10.64	10.82	11,087,205	1.62	0.95	1.20	-6.31	-6.07
American Funds IS Global Growth Fund Class 2	4,132,492	81.54	86.42	353,479,132	0.34	0.85	1.20	15.03	15.44
American Funds IS Global Growth Fund Class 4	1,753,470	21.74	22.10	38,375,897	0.22	0.95	1.20	14.75	15.04
American Funds IS Global Small Capitalization Fund Class 4	989,331	17.69	17.98	17,613,605	0.00	0.95	1.20	5.16	5.42
American Funds IS Growth Fund Class 2	3,235,959	104.02	110.20	352,961,230	0.22	0.85	1.20	20.53	20.96
American Funds IS Growth Fund Class 4	3,999,064	30.69	31.19	123,526,000	0.06	0.95	1.20	20.23	20.53
American Funds IS Growth-Income Fund Class 2	6,933,458	61.25	64.98	446,191,708	1.13	0.85	1.20	22.62	23.05

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)
		Unit Value ($)(a)(f)		Net	Income

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Growth-Income Fund Class 4	5,950,351	20.95	21.30	125,559,536	1.01	0.95	1.20	22.32	22.63
American Funds IS International Fund Class 4	1,593,888	13.04	13.26	20,923,836	2.52	0.95	1.20	-2.89	-2.64
American Funds IS The Bond Fund of America Class 4	5,077,800	11.41	11.60	58,398,753	1.38	0.95	1.20	-1.77	-1.53
FTVIP Franklin Allocation VIP Fund Class 2	1,284,941	19.02	19.88	25,183,478	1.78	0.85	1.20	10.35	10.74
FTVIP Franklin Income VIP Fund Class 2	2,601,805	19.34	20.20	51,538,206	4.65	0.85	1.20	15.36	15.77
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	871,222	12.78	12.99	11,190,473	2.79	0.95	1.20	17.71	18.00
FTVIP Franklin Rising Dividends VIP Fund Class 2	1,613,179	22.19	22.57	36,037,311	0.87	0.95	1.20	25.28	25.59
FTVIP Franklin Strategic Income VIP Fund Class 2	395,205	10.98	11.16	4,366,548	3.34	0.95	1.20	0.89	1.14
FTVIP Templeton Global Bond VIP Fund Class 2	525,224	8.58	8.72	4,530,949	0.00	0.95	1.20	-6.13	-5.89
Goldman Sachs VIT Government Money Market Fund Institutional Shares	30,029		9.85	295,781	0.00		1.25		-1.24
Goldman Sachs VIT Government Money Market Fund Service Shares	2,160,714	9.74	9.93	21,294,748	0.01	0.85	1.20	-1.19	-0.84
Invesco V.I. American Franchise Fund Series II	268,893	44.36	47.00	12,348,105	0.00	0.85	1.20	10.32	10.70
Invesco V.I. American Value Fund Series II	308,728	14.19	14.43	4,399,137	0.25	0.95	1.20	26.10	26.42
Invesco V.I. Comstock Fund Series II	7,153,018	36.16	38.41	270,796,878	1.66	0.85	1.20	31.46	31.92
Invesco V.I. Equity and Income Fund Series II	969,606	15.75	16.01	15,386,373	1.72	0.95	1.20	16.94	17.23
Invesco V.I. Growth and Income Fund Series II	6,562,487	39.02	41.53	268,624,035	1.38	0.85	1.20	26.66	27.10
Lord Abbett Bond Debenture Portfolio Class VC	2,408,480	12.91	13.13	31,316,284	3.56	0.95	1.20	2.05	2.30
Lord Abbett Developing Growth Portfolio Class VC	275,209	23.57	23.97	6,525,961	0.00	0.95	1.20	-3.91	-3.67
Lord Abbett Growth and Income Portfolio Class VC	2,638,741	32.00	33.96	88,924,253	1.06	0.85	1.20	27.48	27.93
Lord Abbett Mid Cap Stock Portfolio Class VC	1,885,519	32.89	34.86	65,057,055	0.60	0.85	1.20	27.16	27.61
Lord Abbett Total Return Portfolio Class VC	2,278,025	11.31	11.50	25,945,990	2.21	0.95	1.20	-1.43	-1.19
PIMCO Emerging Markets Bond Portfolio Advisor Class	60,736	10.33	10.41	628,704	4.33	0.85	1.20	-3.82	-3.48
PIMCO Total Return Portfolio Advisor Class	900,278	10.34	10.42	9,392,775	1.75	0.85	1.20	-2.54	-2.20
SST SA Allocation Balanced Portfolio Class 3	1,403,284	13.09	13.23	18,473,847	1.22	0.85	1.20	6.03	6.40
SST SA Allocation Growth Portfolio Class 3	4,013,670	14.99	15.15	60,588,008	2.16	0.85	1.20	14.31	14.71
SST SA Allocation Moderate Growth Portfolio Class 3	2,565,510	14.27	14.43	36,883,405	2.30	0.85	1.20	11.12	11.51
SST SA Allocation Moderate Portfolio Class 3	834,570	13.80	13.96	11,592,933	2.41	0.85	1.20	9.11	9.49
SST SA American Century Inflation Protection Portfolio Class 3	6,658,012	13.26	13.73	90,172,996	2.54	0.85	1.20	2.99	3.36
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	355,042	17.06	17.29	6,133,307	2.30	0.95	1.20	16.79	17.08
SAST SA AB Growth Portfolio Class 1	1,086,694	49.59	192.84	93,029,178	0.00	0.85	1.25	27.20	27.71
SAST SA AB Growth Portfolio Class 3	1,186,009	44.71	47.66	55,240,501	0.00	0.85	1.20	26.93	27.38
SAST SA AB Small & Mid Cap Value Portfolio Class 3	1,657,835	31.48	33.11	53,886,617	0.47	0.85	1.20	34.45	34.92
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	4,307		17.55	75,594	2.10		0.85		13.76
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	2,395,952	11.92	11.96	28,637,542	2.09	0.95	1.20	11.97	12.25
SAST SA DFA Ultra Short Bond Portfolio Class 1	679,443	11.01	12.32	7,609,153	0.05	0.85	1.25	-1.76	-1.36
SAST SA DFA Ultra Short Bond Portfolio Class 3	2,216,649	9.92	10.60	23,034,325	0.00	0.85	1.20	-1.96	-1.62
SAST SA Emerging Markets Equity Index Portfolio Class 3	106,643	10.97	11.11	1,175,831	1.12	0.85	1.20	-4.73	-4.39
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,000,881	32.78	38.35	32,909,526	2.88	0.85	1.25	-0.64	-0.25
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	6,739,192	29.60	31.52	209,107,597	2.85	0.85	1.20	-0.86	-0.51
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	48,250	14.86	14.98	718,881	0.00	0.80	1.10	10.72	11.05
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	58,518	61.01	77.05	4,057,554	1.47	0.85	1.25	37.50	38.05
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	259,270	69.58	74.03	18,813,405	1.26	0.85	1.20	37.25	37.73
SAST SA Fixed Income Index Portfolio Class 3	264,558	11.23	11.37	2,988,662	2.52	0.85	1.20	-3.38	-3.05
SAST SA Fixed Income Intermediate Index Portfolio Class 3	180,053	10.76	10.86	1,948,457	1.14	0.95	1.20	-2.96	-2.71
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	931,019	42.77	102.66	44,654,500	1.88	0.85	1.25	28.25	28.77
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	2,674,095	38.54	41.10	108,131,187	1.65	0.85	1.20	27.99	28.43
SAST SA Franklin Small Company Value Portfolio Class 1	43,296		71.04	3,075,711	1.17		1.25		23.76
SAST SA Franklin Small Company Value Portfolio Class 3	1,590,715	25.40	26.68	41,674,551	0.94	0.85	1.20	23.51	23.94
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	7,208	14.54	14.63	105,076	0.00	0.95	1.20	23.92	24.23
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	82,767	51.43	63.43	4,652,041	2.26	0.85	1.25	22.56	23.05
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	787,290	57.31	60.99	46,760,788	2.15	0.85	1.20	22.28	22.71
SAST SA Franklin Tactical Opportunities Portfolio Class 3	457,053	13.32	13.49	6,141,150	1.18	0.85	1.20	13.46	13.86
SAST SA Global Index Allocation 60/40 Portfolio Class 3	863,851	12.98	13.15	11,290,092	1.55	0.85	1.20	8.31	8.69
SAST SA Global Index Allocation 75/25 Portfolio Class 3	893,627	13.41	13.59	12,080,271	1.58	0.85	1.20	11.08	11.47
SAST SA Global Index Allocation 90/10 Portfolio Class 3	2,927,436	13.76	13.89	40,641,559	1.15	0.95	1.20	14.09	14.38
SAST SA Goldman Sachs Global Bond Portfolio Class 1	323,934	19.03	24.58	6,305,691	2.38	0.85	1.25	-8.46	-8.10
SAST SA Goldman Sachs Global Bond Portfolio Class 3	3,091,375	17.19	18.31	55,428,261	2.31	0.85	1.20	-8.63	-8.31
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	143,806	13.38	13.55	1,940,313	0.32	0.85	1.20	13.29	13.69
SAST SA Index Allocation 60/40 Portfolio Class 3	1,857,992	14.10	14.28	26,386,178	0.09	0.85	1.20	11.70	12.10
SAST SA Index Allocation 80/20 Portfolio Class 3	2,595,151	15.03	15.22	39,316,873	1.25	0.85	1.20	16.82	17.23
SAST SA Index Allocation 90/10 Portfolio Class 3	6,882,518	15.37	15.51	106,726,404	1.31	0.95	1.20	19.18	19.47
SAST SA International Index Portfolio Class 3	64,594	11.71	11.86	759,367	1.40	0.85	1.20	9.15	9.53
SAST SA Invesco Growth Opportunities Portfolio Class 1	110,803	24.85	24.99	2,753,994	0.00	0.85	1.10	6.15	6.42
SAST SA Invesco Growth Opportunities Portfolio Class 3	979,093	23.78	23.90	23,285,842	0.00	0.85	1.20	5.83	6.20
SAST SA Janus Focused Growth Portfolio Class 3	761,578	43.20	45.40	33,792,189	0.00	0.85	1.20	21.52	21.94
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	732,851	24.72	39.96	23,091,608	0.80	0.85	1.25	10.42	10.87
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	3,292,921	22.19	23.77	76,587,400	0.63	0.85	1.20	10.21	10.60

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)
		Unit Value ($)(a)(f)		Net	Income

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA JPMorgan Emerging Markets Portfolio Class 1	138,947	25.92	33.66	4,089,267	1.81	0.85	1.25	-0.07	0.33
SAST SA JPMorgan Emerging Markets Portfolio Class 3	835,256	30.42	32.34	26,207,406	1.64	0.85	1.20	-0.31	0.04
SAST SA JPMorgan Equity-Income Portfolio Class 1	341,278	32.35	94.99	20,414,302	1.84	0.85	1.25	24.25	24.75
SAST SA JPMorgan Equity-Income Portfolio Class 3	3,735,714	29.08	31.09	112,588,620	1.73	0.85	1.20	23.99	24.42
SAST SA JPMorgan Global Equities Portfolio Class 1	155,005	23.14	49.22	4,858,250	1.79	0.85	1.25	21.79	22.28
SAST SA JPMorgan Global Equities Portfolio Class 3	399,114	20.99	22.26	8,635,478	1.69	0.85	1.20	21.52	21.95
SAST SA JPMorgan Large Cap Core Portfolio Class 1	172,480	45.05	67.34	8,391,885	0.67	0.85	1.25	26.19	26.70
SAST SA JPMorgan Large Cap Core Portfolio Class 3	1,016,500	40.74	43.32	42,806,010	0.45	0.85	1.20	25.96	26.40
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	736,260	24.76	34.53	18,453,988	2.47	0.85	1.25	-2.15	-1.76
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	11,010,460	22.39	23.82	256,457,581	2.35	0.85	1.20	-2.33	-1.99
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	714,235	10.26	46.83	14,874,629	0.00	0.85	1.25	9.46	9.90
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	1,437,888	42.30	45.04	62,751,556	0.00	0.85	1.20	9.22	9.61
SAST SA Large Cap Growth Index Portfolio Class 3	106,310	20.93	21.20	2,236,959	0.72	0.85	1.20	29.72	30.17
SAST SA Large Cap Index Portfolio Class 1	339,849		37.20	12,641,363	1.28		1.25		26.75
SAST SA Large Cap Index Portfolio Class 3	188,985	18.01	18.25	3,419,597	1.46	0.85	1.20	26.53	26.98
SAST SA Large Cap Value Index Portfolio Class 3	62,593	14.77	14.96	928,525	2.39	0.85	1.20	22.59	23.02
SAST SA MFS Blue Chip Growth Portfolio Class 1	126,116	25.87	27.14	3,387,629	0.24	0.85	1.10	27.57	27.89
SAST SA MFS Blue Chip Growth Portfolio Class 3	2,000,980	24.34	26.09	50,166,866	0.02	0.85	1.20	27.17	27.62
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	132,700	40.23	42.37	5,601,074	0.69	0.85	1.10	25.52	25.83
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	3,597,010	37.77	40.71	141,962,190	0.46	0.85	1.20	25.08	25.52
SAST SA MFS Total Return Portfolio Class 1	1,414,069	35.83	37.75	53,070,933	1.46	0.85	1.10	12.79	13.07
SAST SA MFS Total Return Portfolio Class 3	4,277,487	34.06	36.28	153,072,326	1.32	0.85	1.20	12.39	12.78
SAST SA Mid Cap Index Portfolio Class 3	217,570	14.96	15.15	3,267,001	0.75	0.85	1.20	22.33	22.75
SAST SA Morgan Stanley International Equities Portfolio Class 1	181,320	13.90	19.83	2,774,265	1.18	0.85	1.25	3.04	3.45
SAST SA Morgan Stanley International Equities Portfolio Class 3	1,695,633	12.56	13.36	22,097,615	1.02	0.85	1.20	2.81	3.18
SAST SA PIMCO RAE International Value Portfolio Class 3	7,808,868	11.64	12.23	93,817,284	2.02	0.85	1.20	7.07	7.45
SAST SA PineBridge High-Yield Bond Portfolio Class 1	252,578	30.93	41.67	8,115,243	5.03	0.85	1.25	4.70	5.12
SAST SA PineBridge High-Yield Bond Portfolio Class 3	1,648,449	27.92	29.70	48,099,443	4.78	0.85	1.20	4.36	4.73
SAST SA Putnam International Growth and Income Portfolio Class 1	302,053	18.01	21.57	5,642,711	2.08	0.85	1.25	13.56	14.01
SAST SA Putnam International Growth and Income Portfolio Class 3	875,377	16.28	17.32	15,013,367	1.82	0.85	1.20	13.32	13.71
SAST SA Small Cap Index Portfolio Class 3	184,482	14.16	14.34	2,621,352	0.47	0.85	1.20	12.48	12.87
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	12,239,663	15.22	15.41	187,830,482	0.00	0.85	1.20	14.62	15.02
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	8,958,723	16.48	16.83	149,675,924	0.88	0.85	1.20	10.96	11.34
SAST SA VCP Dynamic Allocation Portfolio Class 3	108,779,803	19.08	19.77	2,120,636,888	1.55	0.85	1.20	8.01	8.39
SAST SA VCP Dynamic Strategy Portfolio Class 3	7,335,794	15.77	18.83	118,128,935	1.33	0.85	1.20	8.77	9.15
SAST SA Wellington Capital Appreciation Portfolio Class 1	922,890	95.36	283.23	101,228,572	0.00	0.85	1.25	4.32	4.73
SAST SA Wellington Capital Appreciation Portfolio Class 3	2,732,327	85.91	91.72	245,999,846	0.00	0.85	1.20	4.11	4.48
SAST SA Wellington Government and Quality Bond Portfolio Class 1	1,179,314	19.92	24.34	24,054,719	1.64	0.85	1.25	-3.08	-2.69
SAST SA Wellington Government and Quality Bond Portfolio Class 3	10,423,611	18.00	19.17	195,448,174	1.40	0.85	1.20	-3.27	-2.93
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	851,682	15.04	15.32	12,944,716	0.15	0.85	1.20	6.19	6.56

	December 31, 2020				For the Year Ended December 31, 2020
					Investment	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)
		Unit Value ($)(a)(f)		Net	Income

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	8,905,590	37.54	39.62	350,823,567	1.55	0.85	1.20	11.12	11.51
American Funds IS Asset Allocation Fund Class 4	15,079,394	15.15	15.36	230,986,269	1.61	0.95	1.20	10.82	11.10
American Funds IS Capital Income Builder Class 4	2,476,976	11.71	11.88	29,184,295	2.46	0.95	1.20	2.87	3.13
American Funds IS Capital World Bond Fund Class 4	692,847	11.36	11.52	7,920,122	1.07	0.95	1.20	8.31	8.58
American Funds IS Global Growth Fund Class 2	4,632,285	70.88	74.86	343,461,684	0.33	0.85	1.20	28.91	29.36
American Funds IS Global Growth Fund Class 4	1,550,123	18.94	19.21	29,528,359	0.15	0.95	1.20	28.61	28.94
American Funds IS Global Small Capitalization Fund Class 4	642,790	16.82	17.06	10,875,281	0.11	0.95	1.20	27.85	28.17
American Funds IS Growth Fund Class 2	3,639,369	86.30	91.11	328,393,520	0.30	0.85	1.20	50.27	50.79
American Funds IS Growth Fund Class 4	3,130,392	25.52	25.88	80,341,181	0.19	0.95	1.20	49.91	50.28
American Funds IS Growth-Income Fund Class 2	7,789,017	49.95	52.81	407,572,708	1.24	0.85	1.20	12.19	12.58
American Funds IS Growth-Income Fund Class 4	5,336,271	17.13	17.37	91,951,138	1.13	0.95	1.20	11.90	12.18
American Funds IS International Fund Class 4	1,159,680	13.43	13.62	15,654,459	0.43	0.95	1.20	12.30	12.58
American Funds IS The Bond Fund of America Class 4	3,313,785	11.62	11.78	38,758,698	2.09	0.95	1.20	8.08	8.35
FTVIP Franklin Allocation VIP Fund Class 2	1,429,806	17.24	17.95	25,333,148	1.41	0.85	1.20	10.41	10.80
FTVIP Franklin Income VIP Fund Class 2	2,766,289	16.77	17.45	47,405,393	5.24	0.85	1.20	-0.51	-0.16
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	839,606	10.86	11.01	9,154,549	2.20	0.95	1.20	-5.60	-5.37
FTVIP Franklin Rising Dividends VIP Fund Class 2	1,362,099	17.72	17.97	24,269,189	1.13	0.95	1.20	14.59	14.87
FTVIP Franklin Strategic Income VIP Fund Class 2	320,944	10.88	11.03	3,512,120	4.58	0.95	1.20	2.20	2.45
FTVIP Templeton Global Bond VIP Fund Class 2	350,247	9.14	9.27	3,217,204	7.60	0.95	1.20	-6.41	-6.18
Goldman Sachs VIT Government Money Market Fund Service Shares	1,634,441	9.85	10.02	16,246,113	0.15	0.85	1.20	-0.93	-0.58
Invesco V.I. American Franchise Fund Series II	257,273	40.21	42.46	10,705,198	0.00	0.85	1.20	40.30	40.80

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
					Investment	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)
		Unit Value ($)(a)(f)		Net	Income

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Invesco V.I. American Value Fund Series II	273,922	11.25	11.41	3,091,684	0.61	0.95	1.20	-0.35	-0.10
Invesco V.I. Comstock Fund Series II	8,513,441	27.51	29.12	244,494,948	1.95	0.85	1.20	-2.27	-1.93
Invesco V.I. Equity and Income Fund Series II	965,547	13.47	13.66	13,085,602	2.07	0.95	1.20	8.34	8.61
Invesco V.I. Growth and Income Fund Series II	7,792,719	30.81	32.68	251,136,731	1.80	0.85	1.20	0.63	0.99
Lord Abbett Bond Debenture Portfolio Class VC	1,561,305	12.65	12.83	19,869,954	3.97	0.95	1.20	6.02	6.29
Lord Abbett Developing Growth Portfolio Class VC	149,754	24.53	24.88	3,692,652	0.00	0.95	1.20	70.54	70.97
Lord Abbett Growth and Income Portfolio Class VC	2,952,682	25.10	26.55	77,830,018	1.49	0.85	1.20	1.47	1.83
Lord Abbett Mid Cap Stock Portfolio Class VC	2,041,659	25.86	27.32	55,271,704	0.96	0.85	1.20	1.27	1.63
Lord Abbett Total Return Portfolio Class VC	1,583,128	11.47	11.63	18,269,431	2.58	0.95	1.20	6.15	6.41
PIMCO Emerging Markets Bond Portfolio Advisor Class	4,812	10.74	10.83	51,825	0.22	0.95	1.20	5.33	5.59
PIMCO Total Return Portfolio Advisor Class	154,270	10.61	10.65	1,648,309	0.38	0.85	1.20	7.25	7.62
SST SA Allocation Balanced Portfolio Class 3	699,804	12.34	12.41	8,668,803	1.49	0.95	1.20	10.48	10.76
SST SA Allocation Growth Portfolio Class 3	1,949,685	13.11	13.18	25,689,876	0.00	0.95	1.20	14.73	15.02
SST SA Allocation Moderate Growth Portfolio Class 3	1,302,575	12.84	12.91	16,810,832	0.00	0.95	1.20	13.35	13.64
SST SA Allocation Moderate Portfolio Class 3	398,335	12.65	12.72	5,059,716	0.00	0.95	1.20	12.29	12.57
SST SA American Century Inflation Protection Portfolio Class 3	6,758,504	12.87	13.29	88,681,653	0.00	0.85	1.20	5.51	5.88
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	197,671	14.61	14.77	2,917,200	0.00	0.95	1.20	12.41	12.69
SAST SA AB Growth Portfolio Class 1	1,185,397	38.83	151.60	79,476,986	0.00	0.85	1.25	33.93	34.47
SAST SA AB Growth Portfolio Class 3	1,339,351	35.22	37.42	49,066,200	0.00	0.85	1.20	33.67	34.14
SAST SA AB Small & Mid Cap Value Portfolio Class 3	1,969,770	23.42	24.54	47,540,786	0.51	0.85	1.20	2.74	3.10
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	610		15.43	9,405	0.00		0.85		8.39
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	334,533		10.65	3,563,117	0.36	0.95	1.20	6.45	6.51
SAST SA DFA Ultra Short Bond Portfolio Class 1	760,156	11.17	12.55	8,648,156	1.91	0.85	1.25	-1.04	-0.64
SAST SA DFA Ultra Short Bond Portfolio Class 3	2,021,804	10.12	10.77	21,353,428	1.61	0.85	1.20	-1.08	-0.73
SAST SA Emerging Markets Equity Index Portfolio Class 3	54,993	11.51	11.62	635,902	1.91	0.85	1.20	15.48	15.89
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,109,191	32.86	38.60	36,595,426	3.87	0.85	1.25	7.67	8.10
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	6,779,872	29.86	31.68	211,730,025	3.60	0.85	1.20	7.46	7.84
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	21,260	13.42	13.49	285,684	0.23	0.80	1.10	21.01	21.37
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	66,188	44.37	55.81	3,339,326	1.79	0.85	1.25	-2.34	-1.94
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	324,515	50.69	53.75	17,126,346	1.59	0.85	1.20	-2.56	-2.21
SAST SA Fixed Income Index Portfolio Class 3	146,376	11.62	11.73	1,708,287	2.54	0.85	1.20	7.14	7.51
SAST SA Fixed Income Intermediate Index Portfolio Class 3	102,893	11.09	11.19	1,145,977	2.06	0.85	1.20	4.62	4.99
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	1,049,298	33.21	80.04	39,204,087	1.84	0.85	1.25	-2.50	-2.10
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	3,217,474	30.11	32.00	101,378,349	1.69	0.85	1.20	-2.72	-2.37
SAST SA Franklin Small Company Value Portfolio Class 1	46,026		57.40	2,641,913	1.04		1.25		3.91
SAST SA Franklin Small Company Value Portfolio Class 3	1,764,869	20.57	21.52	37,363,521	0.92	0.85	1.20	3.72	4.08
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	3,410		11.77	40,144	1.35		0.95		8.69
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	93,748	41.96	51.55	4,334,344	2.02	0.85	1.25	6.17	6.60
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	919,055	46.87	49.70	44,572,656	1.97	0.85	1.20	5.94	6.31
SAST SA Franklin Tactical Opportunities Portfolio Class 3	249,021	11.74	11.82	2,942,071	1.50	0.95	1.20	6.96	7.23
SAST SA Global Index Allocation 60/40 Portfolio Class 3	589,465	11.98	12.10	7,101,052	1.78	0.85	1.20	10.13	10.52
SAST SA Global Index Allocation 75/25 Portfolio Class 3	519,601	12.08	12.16	6,309,435	1.51	0.95	1.20	10.88	11.15
SAST SA Global Index Allocation 90/10 Portfolio Class 3	1,094,415	12.06	12.14	13,283,135	0.00	0.95	1.20	10.82	11.10
SAST SA Goldman Sachs Global Bond Portfolio Class 1	355,163	20.71	26.86	7,560,991	0.60	0.85	1.25	10.45	10.89
SAST SA Goldman Sachs Global Bond Portfolio Class 3	2,894,367	18.81	19.97	56,669,792	0.37	0.85	1.20	10.22	10.61
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	72,804	11.81	11.92	865,451	0.18	0.85	1.20	9.91	10.29
SAST SA Index Allocation 60/40 Portfolio Class 3	1,162,931	12.62	12.74	14,757,425	1.63	0.85	1.20	12.13	12.53
SAST SA Index Allocation 80/20 Portfolio Class 3	1,571,780	12.86	12.95	20,341,736	0.00	0.95	1.20	13.06	13.34
SAST SA Index Allocation 90/10 Portfolio Class 3	2,844,330	12.90	12.98	36,918,978	0.00	0.95	1.20	13.11	13.39
SAST SA International Index Portfolio Class 3	44,395	10.73	10.83	477,638	2.66	0.85	1.20	6.08	6.45
SAST SA Invesco Growth Opportunities Portfolio Class 1	121,524	23.35	23.54	2,838,489	0.00	0.85	1.10	54.12	54.51
SAST SA Invesco Growth Opportunities Portfolio Class 3	995,730	22.47	22.51	22,327,715	0.00	0.85	1.20	53.56	54.10
SAST SA Janus Focused Growth Portfolio Class 3	877,990	35.55	37.23	32,016,239	0.00	0.85	1.20	36.94	37.42
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	530,052	22.30	36.19	15,587,961	2.05	0.85	1.25	12.92	13.37
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	2,215,855	20.13	21.50	46,505,106	1.95	0.85	1.20	12.67	13.07
SAST SA JPMorgan Emerging Markets Portfolio Class 1	139,202	25.93	33.55	4,069,419	1.69	0.85	1.25	14.96	15.42
SAST SA JPMorgan Emerging Markets Portfolio Class 3	765,835	30.52	32.33	24,088,898	1.58	0.85	1.20	14.72	15.12
SAST SA JPMorgan Equity-Income Portfolio Class 1	394,596	25.93	76.45	18,338,457	1.93	0.85	1.25	1.93	2.34
SAST SA JPMorgan Equity-Income Portfolio Class 3	4,170,712	23.45	24.99	101,283,121	1.80	0.85	1.20	1.72	2.07
SAST SA JPMorgan Global Equities Portfolio Class 1	155,087	18.93	40.42	4,107,910	1.36	0.85	1.25	8.40	8.84
SAST SA JPMorgan Global Equities Portfolio Class 3	372,889	17.27	18.25	6,625,035	1.15	0.85	1.20	8.25	8.63
SAST SA JPMorgan Large Cap Core Portfolio Class 1	183,719	35.56	53.36	7,039,577	1.01	0.85	1.25	11.97	12.42
SAST SA JPMorgan Large Cap Core Portfolio Class 3	1,226,206	32.34	34.28	40,937,103	0.78	0.85	1.20	11.79	12.19
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	759,786	25.21	35.29	19,389,997	2.73	0.85	1.25	7.03	7.46
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	10,416,546	22.93	24.30	247,961,267	2.32	0.85	1.20	6.92	7.29
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	184,413	40.55	42.62	7,800,488	0.17	0.85	1.10	46.92	47.29
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	1,280,970	38.73	41.09	51,180,186	0.00	0.85	1.20	46.42	46.93

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
					Investment	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)
		Unit Value ($)(a)(f)		Net	Income

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Large Cap Growth Index Portfolio Class 3	46,087	16.14	16.24	745,305	1.13	0.95	1.20	30.62	30.94
SAST SA Large Cap Index Portfolio Class 1	390,837		29.35	11,469,492	1.46		1.25		16.59
SAST SA Large Cap Index Portfolio Class 3	131,720	14.24	14.37	1,881,385	1.70	0.85	1.20	16.33	16.73
SAST SA Large Cap Value Index Portfolio Class 3	38,775	12.04	12.16	468,530	2.47	0.85	1.20	-0.09	0.26
SAST SA MFS Blue Chip Growth Portfolio Class 1	102,676	20.28	21.22	2,161,924	0.61	0.85	1.10	29.26	29.58
SAST SA MFS Blue Chip Growth Portfolio Class 3	2,033,955	19.14	20.44	40,061,083	0.37	0.85	1.20	28.75	29.20
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	140,743	32.05	33.67	4,725,733	0.66	0.85	1.10	13.09	13.37
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	4,220,072	30.20	32.44	132,997,107	0.40	0.85	1.20	12.68	13.07
SAST SA MFS Total Return Portfolio Class 1	1,567,344	31.77	33.39	52,046,657	1.89	0.85	1.10	8.40	8.67
SAST SA MFS Total Return Portfolio Class 3	4,353,467	30.31	32.17	138,326,315	1.69	0.85	1.20	8.01	8.39
SAST SA Mid Cap Index Portfolio Class 3	136,886	12.23	12.34	1,677,992	1.08	0.85	1.20	11.55	11.94
SAST SA Morgan Stanley International Equities Portfolio Class 1	206,414	13.43	19.24	3,066,488	1.68	0.85	1.25	10.12	10.56
SAST SA Morgan Stanley International Equities Portfolio Class 3	1,717,536	12.22	12.95	21,737,892	1.55	0.85	1.20	9.98	10.37
SAST SA PIMCO RAE International Value Portfolio Class 3	8,385,329	10.88	11.38	93,892,631	2.24	0.85	1.20	-4.55	-4.22
SAST SA PineBridge High-Yield Bond Portfolio Class 1	254,850	29.42	39.80	7,817,110	5.75	0.85	1.25	6.73	7.15
SAST SA PineBridge High-Yield Bond Portfolio Class 3	1,713,475	26.75	28.36	47,803,323	5.55	0.85	1.20	6.55	6.92
SAST SA Putnam International Growth and Income Portfolio Class 1	319,180	15.80	18.99	5,239,262	2.08	0.85	1.25	2.46	2.87
SAST SA Putnam International Growth and Income Portfolio Class 3	928,402	14.37	15.23	14,034,938	1.96	0.85	1.20	2.23	2.59
SAST SA Small Cap Index Portfolio Class 3	97,685	12.59	12.70	1,232,596	0.71	0.85	1.20	17.65	18.07
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	6,503,530	13.28	13.40	86,871,527	0.79	0.85	1.20	15.65	16.06
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	9,472,607	14.85	15.11	142,320,757	0.09	0.85	1.20	7.57	7.94
SAST SA VCP Dynamic Allocation Portfolio Class 3	118,210,908	17.67	18.24	2,129,026,939	1.11	0.85	1.20	11.75	12.14
SAST SA Wellington Capital Appreciation Portfolio Class 1	1,018,568	91.05	271.51	106,438,952	0.00	0.85	1.25	62.49	63.14
SAST SA Wellington Capital Appreciation Portfolio Class 3	2,815,511	82.52	87.79	243,370,489	0.00	0.85	1.20	62.16	62.73
SAST SA Wellington Government and Quality Bond Portfolio Class 1	1,296,800	20.47	25.11	27,312,879	2.03	0.85	1.25	5.78	6.20
SAST SA Wellington Government and Quality Bond Portfolio Class 3	10,201,689	18.60	19.75	197,398,204	1.73	0.85	1.20	5.60	5.97
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	474,885	14.16	14.31	6,780,808	0.89	0.95	1.20	16.39	16.69

	December 31, 2019				For the Year Ended December 31, 2019
					Investment	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)
		Unit Value ($)(a)(f)		Net	Income

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	9,737,895	33.78	35.53	344,199,433	1.91	0.85	1.20	19.79	20.21
American Funds IS Asset Allocation Fund Class 4	7,631,406	13.67	13.83	105,199,155	2.07	0.95	1.20	19.48	19.78
American Funds IS Capital Income Builder Class 4	2,037,472	11.38	11.52	23,311,952	2.69	0.95	1.20	16.22	16.51
American Funds IS Capital World Bond Fund Class 4	507,176	10.49	10.61	5,344,025	1.46	0.95	1.20	6.25	6.52
American Funds IS Global Growth Fund Class 2	5,388,171	54.99	57.87	308,999,278	1.12	0.85	1.20	33.66	34.13
American Funds IS Global Growth Fund Class 4	1,415,010	14.73	14.90	20,937,528	1.04	0.95	1.20	33.27	33.60
American Funds IS Global Small Capitalization Fund Class 4	535,291	13.16	13.31	7,076,405	0.01	0.95	1.20	29.68	30.00
American Funds IS Growth Fund Class 2	4,350,098	57.43	60.42	260,426,959	0.75	0.85	1.20	29.21	29.67
American Funds IS Growth Fund Class 4	2,680,397	17.03	17.22	45,837,341	0.62	0.95	1.20	28.88	29.21
American Funds IS Growth-Income Fund Class 2	8,681,700	44.53	46.91	403,819,990	1.67	0.85	1.20	24.63	25.07
American Funds IS Growth-Income Fund Class 4	4,372,951	15.31	15.49	67,263,097	1.64	0.95	1.20	24.35	24.66
American Funds IS International Fund Class 4	927,413	11.96	12.10	11,141,460	1.43	0.95	1.20	21.20	21.51
American Funds IS The Bond Fund of America Class 4	1,967,476	10.75	10.88	21,259,036	2.66	0.95	1.20	7.78	8.05
FTVIP Franklin Allocation VIP Fund Class 2	1,532,247	15.61	16.20	24,531,568	3.58	0.85	1.20	18.43	18.84
FTVIP Franklin Income VIP Fund Class 2	2,701,418	16.85	17.48	46,444,355	5.43	0.85	1.20	14.67	15.08
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	729,869	11.50	11.64	8,425,143	1.71	0.95	1.20	22.88	23.19
FTVIP Franklin Rising Dividends VIP Fund Class 2	1,113,288	15.46	15.64	17,287,768	1.22	0.95	1.20	27.69	28.01
FTVIP Franklin Strategic Income VIP Fund Class 2	264,192	10.65	10.77	2,826,636	4.91	0.95	1.20	6.77	7.03
FTVIP Templeton Global Bond VIP Fund Class 2	282,537	9.76	9.88	2,770,788	6.72	0.95	1.20	0.80	1.05
Goldman Sachs VIT Government Money Market Fund Service Shares	608,035	9.95	10.08	6,092,039	1.88	0.85	1.20	0.66	1.01
Invesco V.I. American Franchise Fund Series II	269,168	28.66	30.16	7,971,840	0.00	0.85	1.20	34.80	35.27
Invesco V.I. American Value Fund Series II	255,974	11.29	11.42	2,897,785	0.45	0.95	1.20	23.22	23.53
Invesco V.I. Comstock Fund Series II	8,806,010	28.15	29.69	258,247,828	1.72	0.85	1.20	23.45	23.88
Invesco V.I. Equity and Income Fund Series II	956,401	12.43	12.58	11,950,586	2.51	0.95	1.20	18.58	18.87
Invesco V.I. Growth and Income Fund Series II	8,175,388	30.61	32.36	261,206,540	1.58	0.85	1.20	23.36	23.79
Lord Abbett Bond Debenture Portfolio Class VC	1,244,734	11.93	12.07	14,928,516	4.61	0.95	1.20	12.00	12.28
Lord Abbett Developing Growth Portfolio Class VC	103,731	14.39	14.55	1,499,117	0.00	0.95	1.20	30.19	30.52
Lord Abbett Growth and Income Portfolio Class VC	3,238,581	24.74	26.07	83,894,466	1.64	0.85	1.20	21.03	21.46
Lord Abbett Mid Cap Stock Portfolio Class VC	2,150,594	25.54	26.88	57,362,542	0.93	0.85	1.20	21.18	21.60
Lord Abbett Total Return Portfolio Class VC	1,137,269	10.81	10.93	12,351,787	3.17	0.95	1.20	7.12	7.38
PIMCO Total Return Portfolio Advisor Class	667		9.90	6,599	0.58		0.85		-1.01
SST SA Allocation Balanced Portfolio Class 3	379,792	11.17	11.20	4,251,395	2.44	0.95	1.20	14.64	14.93
SST SA Allocation Growth Portfolio Class 3	759,907	11.43	11.46	8,708,330	0.01	0.95	1.20	22.03	22.34
SST SA Allocation Moderate Growth Portfolio Class 3	554,445	11.33	11.36	6,297,073	2.38	0.95	1.20	19.17	19.47

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31, 2019
					Investment	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)
		Unit Value ($)(a)(f)		Net	Income

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SST SA Allocation Moderate Portfolio Class 3	239,552	11.27	11.30	2,704,289	2.52	0.95	1.20	17.33	17.62
SST SA American Century Inflation Protection Portfolio Class 3	6,986,716	12.20	12.55	86,705,611	0.33	0.85	1.20	4.28	4.64
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	110,231	13.00	13.10	1,444,014	1.50	0.95	1.20	18.38	18.67
SAST SA AB Growth Portfolio Class 1	1,329,701	28.88	113.19	65,668,482	0.00	0.85	1.25	33.20	33.73
SAST SA AB Growth Portfolio Class 3	1,596,988	26.35	27.89	43,666,171	0.00	0.85	1.20	32.94	33.41
SAST SA AB Small & Mid Cap Value Portfolio Class 3	2,011,468	22.79	23.80	47,173,477	0.00	0.85	1.20	18.29	18.71
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	640		14.23	9,109	0.24		0.85		17.48
SAST SA DFA Ultra Short Bond Portfolio Class 1	623,909	11.24	12.68	7,174,747	1.79	0.85	1.25	1.00	1.41
SAST SA DFA Ultra Short Bond Portfolio Class 3	1,423,405	10.23	10.85	15,220,549	1.88	0.85	1.20	0.78	1.13
SAST SA Emerging Markets Equity Index Portfolio Class 3	53,668	9.97	10.03	536,290	0.00	0.85	1.20	16.97	17.38
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,198,915	30.39	35.85	36,631,899	5.23	0.85	1.25	13.45	13.90
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	7,146,536	27.78	29.38	207,252,486	5.01	0.85	1.20	13.23	13.62
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	7,675	11.09	11.10	85,142	0.30	0.95	1.10	10.91	11.02
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	73,121	45.43	56.92	3,756,965	2.44	0.85	1.25	24.65	25.15
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	320,409	52.02	54.97	17,328,124	2.02	0.85	1.20	24.46	24.90
SAST SA Fixed Income Index Portfolio Class 3	68,656	10.85	10.91	745,990	0.23	0.85	1.20	7.50	7.88
SAST SA Fixed Income Intermediate Index Portfolio Class 3	55,266	10.60	10.66	587,337	0.17	0.85	1.20	4.72	5.08
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	1,142,644	33.93	82.09	43,746,873	2.12	0.85	1.25	24.13	24.62
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	3,299,989	30.95	32.78	106,662,755	1.87	0.85	1.20	23.89	24.32
SAST SA Franklin Small Company Value Portfolio Class 1	52,108		55.24	2,878,371	0.99		1.25		24.85
SAST SA Franklin Small Company Value Portfolio Class 3	1,813,603	19.83	20.68	36,962,824	0.73	0.85	1.20	24.67	25.11
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	119,009	39.53	48.36	5,227,062	2.49	0.85	1.25	23.24	23.73
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	967,588	44.24	46.75	44,231,662	2.41	0.85	1.20	23.02	23.45
SAST SA Franklin Tactical Opportunities Portfolio Class 3	79,520	10.98	11.02	876,245	2.54	0.95	1.20	16.88	17.17
SAST SA Global Index Allocation 60/40 Portfolio Class 3	313,936	10.88	10.93	3,426,776	0.00	0.95	1.20	16.46	16.76
SAST SA Global Index Allocation 75/25 Portfolio Class 3	332,770	10.89	10.94	3,636,504	0.00	0.95	1.20	18.94	19.24
SAST SA Global Index Allocation 90/10 Portfolio Class 3	421,909	10.88	10.93	4,609,074	0.00	0.95	1.20	21.53	21.83
SAST SA Goldman Sachs Global Bond Portfolio Class 1	385,341	18.68	24.32	7,393,002	0.00	0.85	1.25	5.54	5.96
SAST SA Goldman Sachs Global Bond Portfolio Class 3	3,083,702	17.07	18.05	54,664,449	0.00	0.85	1.20	5.34	5.71
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	42,948	10.75	10.81	463,435	3.12	0.85	1.20	17.40	17.81
SAST SA Index Allocation 60/40 Portfolio Class 3	621,006	11.26	11.32	7,013,142	0.00	0.85	1.20	18.14	18.56
SAST SA Index Allocation 80/20 Portfolio Class 3	764,353	11.38	11.42	8,728,938	0.00	0.95	1.20	22.17	22.48
SAST SA Index Allocation 90/10 Portfolio Class 3	1,266,108	11.40	11.45	14,492,608	0.00	0.95	1.20	24.04	24.35
SAST SA International Index Portfolio Class 3	19,658	10.11	10.16	198,838	0.09	0.95	1.20	19.41	19.71
SAST SA Invesco Growth Opportunities Portfolio Class 1	131,216	15.11	15.27	1,983,962	0.00	0.85	1.10	27.56	27.88
SAST SA Invesco Growth Opportunities Portfolio Class 3	1,332,305	14.61	14.63	19,407,559	0.00	0.85	1.20	27.16	27.60
SAST SA Janus Focused Growth Portfolio Class 3	1,101,781	25.96	27.09	29,298,061	0.00	0.85	1.20	34.33	34.80
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	574,628	19.67	32.05	15,062,788	2.23	0.85	1.25	17.49	17.96
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	2,029,324	17.87	19.01	37,661,186	2.12	0.85	1.20	17.30	17.71
SAST SA JPMorgan Emerging Markets Portfolio Class 1	151,214	22.56	29.07	3,835,637	2.96	0.85	1.25	19.63	20.11
SAST SA JPMorgan Emerging Markets Portfolio Class 3	805,895	26.60	28.08	22,077,912	2.90	0.85	1.20	19.36	19.78
SAST SA JPMorgan Equity-Income Portfolio Class 1	389,727	25.33	75.00	18,673,546	2.59	0.85	1.25	25.58	26.08
SAST SA JPMorgan Equity-Income Portfolio Class 3	3,986,435	23.05	24.48	95,079,646	2.39	0.85	1.20	25.32	25.76
SAST SA JPMorgan Global Equities Portfolio Class 1	167,835	17.39	37.28	4,112,625	2.29	0.85	1.25	18.40	18.88
SAST SA JPMorgan Global Equities Portfolio Class 3	390,234	15.95	16.80	6,395,859	2.17	0.85	1.20	18.15	18.56
SAST SA JPMorgan Large Cap Core Portfolio Class 1	203,031	31.63	47.65	6,898,619	1.27	0.85	1.25	30.28	30.80
SAST SA JPMorgan Large Cap Core Portfolio Class 3	1,335,018	28.93	30.55	39,812,481	1.01	0.85	1.20	30.01	30.46
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	732,162	23.46	32.97	17,364,009	3.01	0.85	1.25	8.11	8.54
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	10,392,176	21.44	22.65	231,012,768	2.76	0.85	1.20	7.73	8.11
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	192,118	27.60	28.93	5,516,498	0.00	0.85	1.10	38.05	38.40
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	1,466,954	26.45	27.97	39,989,475	0.00	0.85	1.20	37.59	38.07
SAST SA Large Cap Growth Index Portfolio Class 3	19,131	12.35	12.41	236,726	0.02	0.95	1.20	28.84	29.16
SAST SA Large Cap Index Portfolio Class 1	432,745		25.17	10,892,439	0.04		1.25		29.30
SAST SA Large Cap Index Portfolio Class 3	76,991	12.24	12.29	943,701	0.02	0.95	1.20	29.06	29.38
SAST SA Large Cap Value Index Portfolio Class 3	18,999	12.06	12.13	229,766	0.02	0.85	1.20	29.68	30.13
SAST SA MFS Blue Chip Growth Portfolio Class 1	100,006	15.69	16.37	1,625,271	0.68	0.85	1.10	30.77	31.10
SAST SA MFS Blue Chip Growth Portfolio Class 3	2,041,453	14.86	15.82	31,171,608	0.38	0.85	1.20	30.30	30.75
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	145,506	28.34	29.70	4,307,591	0.93	0.85	1.10	30.35	30.68
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	4,601,594	26.80	28.69	128,550,588	0.66	0.85	1.20	29.93	30.39
SAST SA MFS Total Return Portfolio Class 1	1,721,052	29.31	30.73	52,603,499	2.40	0.85	1.10	19.04	19.34
SAST SA MFS Total Return Portfolio Class 3	4,378,400	28.06	29.68	128,564,427	2.19	0.85	1.20	18.62	19.04
SAST SA Mid Cap Index Portfolio Class 3	78,620	10.96	11.03	862,888	0.00	0.85	1.20	23.70	24.14
SAST SA Morgan Stanley International Equities Portfolio Class 1	224,289	12.15	17.47	3,020,533	2.45	0.85	1.25	19.13	19.61
SAST SA Morgan Stanley International Equities Portfolio Class 3	1,812,722	11.11	11.73	20,826,748	2.35	0.85	1.20	18.76	19.18
SAST SA PIMCO RAE International Value Portfolio Class 3	8,180,308	11.39	11.88	95,768,373	0.08	0.85	1.20	10.56	10.95
SAST SA PineBridge High-Yield Bond Portfolio Class 1	281,623	27.46	37.29	8,067,796	7.55	0.85	1.25	13.45	13.91
SAST SA PineBridge High-Yield Bond Portfolio Class 3	1,797,354	25.11	26.52	46,970,351	7.41	0.85	1.20	13.10	13.49

VARIABLE ANNUITY ACCOUNT SEVEN

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31, 2019
					Investment	Expense Ratio (%)(d)(f)		Total Return (%)(e)(f)
		Unit Value ($)(a)(f)		Net	Income

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Putnam International Growth and Income Portfolio Class 1	347,468	15.36	18.54	5,546,547	2.46	0.85	1.25	18.83	19.30
SAST SA Putnam International Growth and Income Portfolio Class 3	943,048	14.05	14.84	13,912,027	2.25	0.85	1.20	18.60	19.01
SAST SA Small Cap Index Portfolio Class 3	65,323	10.70	10.76	700,054	0.00	0.85	1.20	23.02	23.45
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	1,974,179	11.48	11.55	22,743,843	1.29	0.85	1.20	22.78	23.21
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	10,033,637	13.81	14.00	139,823,348	1.39	0.85	1.20	20.82	21.24
SAST SA VCP Dynamic Allocation Portfolio Class 3	127,116,876	15.81	16.27	2,044,202,832	0.00	0.85	1.20	18.96	19.38
SAST SA Wellington Capital Appreciation Portfolio Class 1	1,141,179	55.81	167.09	73,319,184	0.00	0.85	1.25	29.54	30.06
SAST SA Wellington Capital Appreciation Portfolio Class 3	3,510,575	50.89	53.95	186,618,939	0.00	0.85	1.20	29.28	29.73
SAST SA Wellington Government and Quality Bond Portfolio Class 1	1,234,787	19.27	23.74	24,548,927	2.58	0.85	1.25	5.99	6.41
SAST SA Wellington Government and Quality Bond Portfolio Class 3	10,352,414	17.62	18.63	189,392,789	2.36	0.85	1.20	5.78	6.15
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	213,919	12.17	12.27	2,619,424	0.00	0.95	1.20	17.46	17.75

(a)

Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)	These amounts represent the net asset value before adjustments allocated to the contracts in payout period.

(c)

These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year. If there are no assets at either the beginning or end of the year, the asset balance of the first or last day the sub-account had assets is used.

(d)

These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to the contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.

(e)

These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

(f)	A blank in the lowest unit value, lowest expense ratio and lowest total return columns indicates that the lowest value is the same as the highest value.

7.	Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through the date the financial statements were issued.

American General Life Insurance Company

(An indirect wholly owned subsidiary of Corebridge Financial, Inc.)

Statutory Financial Statements and

Supplemental Information and

Report of Independent Auditors

At December 31, 2023 and 2022 and

for each of the three years ended December 31, 2023

AMERICAN GENERAL LIFE INSURANCE COMPANY

1

Report of Independent Auditors

To the Board of Directors and Shareholder of American General Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of American General Life Insurance Company (the “Company”), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of

2

not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

○	Exercise professional judgment and maintain professional skepticism throughout the audit.

○

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

○

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

○

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

○

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of selected financial data, investment risks interrogatories, summary investment schedule, and schedule of reinsurance disclosures (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2023 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 18, 2024

3

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

	December 31,
(in millions)	2023	2022
Admitted assets
Cash and investments	$112,132	$108,455
Bonds
Preferred stock	80	93
Common stock	266	927
Cash, cash equivalents and short-term investments	900	951
Mortgage loans	29,652	25,131
Real estate	75	9
Contract loans	1,157	1,138
Derivatives	1,884	466
Derivative cash collateral and deferred asset for SSAP 108	1,985	1,660
Other invested assets	6,556	7,940
Total cash and investments	154,687	146,770
Amounts recoverable from reinsurers	251	270
Amounts receivable under reinsurance contracts	520	492
Current federal income tax recoverable	337	232
Deferred tax asset	1,164	1,087
Due and accrued investment income	1,413	1,136
Premiums due, deferred and uncollected	62	153
Receivables from affiliates	222	263
Other assets	2,323	1,515
Separate account assets	68,792	59,701
Total admitted assets	$229,771	$211,619

 See accompanying Notes to Statutory Financial Statements.

4

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

	December 31,
(in millions, except for share data)	2023	2022
Liabilities
Policy reserves and contractual liabilities	$113,699	$108,850
Life and annuity reserves
Liabilities for deposit-type contracts	14,014	12,316
Accident and health reserves	697	711
Premiums received in advance	10	10
Policy and contract claims	657	715
Policyholder dividends	17	17
Total policy reserves and contractual liabilities	129,094	122,619
Payable to affiliates	224	483
Interest maintenance reserve	1,389	1,804
Derivatives	953	807
Repurchase agreements	1,623	1,725
Collateral for derivatives program	1,729	205
Funds held under coinsurance	12,849	11,826
Accrued expenses and other liabilities	3,598	2,424
Net transfers from separate accounts due or accrued	(1,745)	(1,323)
Asset valuation reserve	2,343	1,681
Separate account liabilities	68,785	59,618
Total liabilities	220,842	201,869
Commitments and contingencies (see Note 21)

Capital and surplus	6	6
Common stock, $10 par value; 600,000 shares authorized, issued and outstanding
Preferred stock, $100 par value; 8,500 shares authorized, issued and outstanding	1	1
Gross paid-in and contributed surplus	5,410	5,410
Special surplus funds	1,279	916
Unassigned surplus	2,233	3,417
Total capital and surplus	8,929	9,750
Total liabilities and capital and surplus	$229,771	$211,619

 See accompanying Notes to Statutory Financial Statements.

5

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	December 31,
(in millions)	2023	2022	2021
Revenues
Premiums and annuity considerations	$23,157	$39,948	$15,409
Net investment income	6,574	7,172	7,503
Amortization of interest maintenance reserve	113	123	162
Reserve adjustments on reinsurance ceded	(4,276)	(2,112)	(2,273)
Commissions and expense allowances	679	779	703
Separate account fees	902	1,648	1,845
Other income	1,018	741	578
Total revenues	28,167	48,299	23,927
Benefits and expenses
Death benefits	749	811	736
Annuity benefits	3,244	2,652	2,806
Surrender benefits	15,931	9,350	8,453
Other benefits	1,077	692	668
Change in reserves	4,817	4,769	2,729
Commissions	1,519	2,672	1,099
General insurance expenses	946	928	978
Net transfers to (from) separate accounts	2,078	1,109	1,682
Modco reinsurance assumed	(3,394)	22,095	—
Other expenses	742	716	704
Total benefits and expenses	27,709	45,794	19,855
Net gain from operations before dividends to policyholders and federal income taxes	457	2,505	4,072
Dividends to policyholders	2	6	1
Net gain from operations after dividends to policyholders and before federal income taxes	455	2,499	4,071
Federal income tax (benefit) expense	(52)	518	1,422
Net gain from operations	507	1,981	2,649
Net realized capital (losses), net of tax after transfers to interest maintenance reserves	(363)	(1,190)	(405)
Net income	$144	$791	$2,244

 See accompanying Notes to Statutory Financial Statements.

6

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(in millions)	Common & Preferred Stock	Gross Paid- In and Contributed Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance, January 1, 2021	$7	$3,510	$(128)	$4,122	7,511
Net income	—	—	—	2,244	2,244
Change in net unrealized capital gains (losses)	—	—	—	206	206
Change in net unrealized foreign exchange capital gains (losses)	—	—	—	(267)	(267)
Change in deferred tax	—	—	—	853	853
Change in non-admitted assets	—	—	—	(587)	(587)
Change in asset valuation reserve	—	—	—	(205)	(205)
Change in surplus from separate accounts	—	—	—	450	450
Other changes in surplus in separate accounts	—	—	—	(450)	(450)
Change in surplus as a result of reinsurance	—	—	—	(2)	(2)
Dividends	—	—	—	(1,045)	(1,045)
Prior period corrections	—	—	—	(161)	(161)
Reinsurance permitted practice	—	—	—	(30)	(30)
Other changes	—	—	254	(239)	15
Balance, December 31, 2021	$7	$3,510	$126	$4,889	8,532
Net income	—	—	—	791	791
Change in net unrealized capital gains (losses)	—	—	—	(694)	(694)
Change in net unrealized foreign exchange capital gains (losses)	—	—	—	(705)	(705)
Change in deferred tax	—	—	—	(40)	(40)
Change in non-admitted assets	—	—	—	(84)	(84)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	(22)	(22)
Change in asset valuation reserve	—	—	—	621	621
Change in surplus from separate accounts	—	—	—	296	296
Other changes in surplus in separate accounts	—	—	—	(296)	(296)
Additional paid in surplus	—	1,900	—	—	1,900
Change in surplus as a result of reinsurance	—	—	—	(256)	(256)
Dividends	—	—	—	(800)	(800)
Prior period corrections	—	—	—	73	73
Reinsurance permitted practice	—	—	—	433	433
Other changes	—	—	790	(789)	1
Balance, December 31, 2022	$7	$5,410	$916	$3,417	9,750
Net income	—	—	—	144	144
Change in net unrealized capital gains (losses)	—	—	—	58	58
Change in net unrealized foreign exchange capital gains (losses)	—	—	—	492	492
Change in deferred tax	—	—	—	167	167
Change in non-admitted assets	—	—	—	(7)	(7)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	21	21
Change in asset valuation reserve	—	—	—	(662)	(662)
Change in surplus from separate accounts	—	—	—	(367)	(367)
Other changes in surplus in separate accounts	—	—	—	367	367
Additional paid in surplus	—	—	—	—	—
Change in surplus as a result of reinsurance	—	—	—	249	249
Dividends	—	—	—	(2,000)	(2,000)
Prior period corrections	—	—	—	(8)	(8)
Reinsurance permitted practice	—	—	—	725	725
Other changes	—	—	363	(363)	—
Balance, December 31, 2023	$7	$5,410	$1,279	$2,233	$8,929

 See accompanying Notes to Statutory Financial Statements.

7

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	December 31,
(in millions)	2023	2022	2021
Cash from operations
Premium and annuity considerations, collected, net of reinsurance	$23,059	$18,180	$13,618
Net investment income collected	5,711	6,547	6,966
Other income	(1,038)	557	851
Total revenue received	27,732	25,284	21,435
Benefits paid	21,098	13,473	12,474
Net transfers to (from) separate accounts	(2,569)	536	2,192
Commissions and expenses paid	2,447	3,584	2,129
Dividends paid to policyholders	3	2	4
Federal income taxes paid	(26)	1,089	1,227
Total benefits and expenses paid	20,953	18,684	18,026
Net cash provided by operations	6,779	6,600	3,409
Cash from investments
Proceeds from investments sold, matured or repaid:
Bonds	8,775	15,962	23,554
Stocks	144	498	233
Mortgage loans	3,446	3,005	3,082
Other invested assets	1,436	1,136	2,057
Securities lending reinvested collateral assets	—	1,727	—
Other, net	—	124	421
Total proceeds from investments sold, matured or repaid	13,801	22,452	29,347
Cost of investments acquired:
Bonds	16,318	17,824	24,029
Stocks	43	300	643
Mortgage loans	7,349	6,465	4,066
Real estate	—	1	1
Derivatives, net	2,103	823	407
Other invested assets	952	2,791	2,496
Securities lending reinvested collateral assets	—	—	35
Other, net	539	1,878	127
Total cost of investments acquired	27,304	30,082	31,804
Net adjustment in contract loans	15	(26)	(69)
Net cash provided by (used in) investing activities	(13,518)	(7,604)	(2,388)
Cash from financing and miscellaneous sources
Cash provided (applied):
Capital and paid-in surplus	—	1,900	—
Net deposits on (withdrawals from) deposit-type contracts	1,698	(11)	(707)
Dividends to parent	(2,000)	(800)	(750)
Change in securities lending	—	(2,426)	747
Other, net	6,988	2,490	(568)
Net cash provided by (used in) provided by financing and miscellaneous activities	6,686	1,153	(1,278)
Net increase (decrease) in cash, cash equivalents and short-term investments	(51)	149	(257)
Cash, cash equivalents and short-term investments at beginning of year	951	802	1,059
Cash, cash equivalents and short-term investments at end of year	$900	$951	$802

8

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	December 31,

(in millions)	2023	2022	2021
Non-cash activities, excluded from above:
Non-cash transfer from separate to general account	$4,068	$—	$—
Non-cash transfer from general to separate account	1,002	—	—
Non-cash AGLIC -Bermuda redemption	642	—	—
Non-cash transfer from other invested assets to bonds	456	—	—
Non-cash transfer from other invested assets to mortgage loans	425	12	154
Non-cash Modco to FRL settlements	274	204	448
Non-cash Hannover reinsurance transaction	253	—	—
Non-cash Modco adjustment on assumed reinsurance	—	22,924	—
Non-cash transfer from other invested assets to common stocks	1	—	34
Non-cash pension risk transfer premiums	—	1,159	1,809
Settlement of non-cash dividends payable	—	—	295

See accompanying Notes to Statutory Financial Statements.

9

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

American General Life Insurance Company (“AGL” or the “Company”), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (“AGC Life” or the “Parent”), a Missouri-domiciled life insurance company, which is wholly owned by Corebridge Life Holdings, Inc. (formerly known as AIG Life Holdings, Inc.) (“Corebridge Life Holdings”). Corebridge Life Holdings is wholly owned by Corebridge Financial, Inc. (“Corebridge”), which American International Group, Inc. (“AIG”) owns 52.2% of their outstanding common stock as of December 31, 2023. AIG is a holding company, which through its subsidiaries provides a wide range of property casualty insurance, life insurance, retirement products and other financial services to commercial and individual customers in more than 190 countries and jurisdictions. The term “AIG” means American International Group, Inc. and not any of AIG’s consolidated subsidiaries.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of Texas and is subject to regulation by the Texas Department of Insurance (“TDI”). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed in 49 states and the District of Columbia.

The Company is a leading provider in the United States of individual term and universal life insurance solutions to middle-income and high-net-worth customers, as well as a leading provider in the United States of fixed and variable annuities. The Company’s primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, private placement variable universal life, structured settlements, corporate- and bank-owned life insurance, pension risk transfer annuities, guaranteed investment contracts, funding agreements, stable value wrap products and group benefits. The Company distributes its products through a broad multi-channel distribution network, which includes independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants and direct-to-consumer through Corebridge Direct Insurance Services, Inc. (formerly known as AIG Direct Insurance, Inc.) (“Corebridge Direct”).

10

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (“U.S. GAAP”), as described herein.

The TDI recognizes only statutory accounting practices (“SAP”) prescribed or permitted by the State of Texas for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Texas Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Texas. The Insurance Commissioner of the State of Texas has the right to permit other specific practices that deviate from prescribed practices.

At December 31, 2023, 2022 and 2021, the Company used the following permitted practices that resulted in reported statutory surplus or risk-based capital that is different from the statutory surplus or risk-based capital that would have been reported had NAIC statutory accounting practices or the prescribed regulatory accounting practices of the TDI been followed in all respects:

Effective December 31, 2020 and periods through September 30, 2023, the Company renewed a permitted statutory accounting practice to recognize an admitted asset related to the notional value of coverage defined in an excess of loss (“XOL”) reinsurance agreement with a 20-year term that provides coverage to the Company for aggregate claims incurred during the agreement term associated with guaranteed living benefits on certain fixed index annuities generally issued prior to April 2019 (“Block 1”) exceeding an attachment point as defined in the agreement. This permitted practice was previously expanded on October 1, 2020 to similarly recognize an additional admitted asset related to the net notional value of coverage as defined in a separate XOL reinsurance agreement with a 25-year term that provides coverage to the Company for aggregate XOL claims associated with guaranteed living benefits on a block of fixed index annuities generally issued in April 2019 or later, including certain new business issued after the effective date of October 1, 2020 (“Block 2”).

Effective September 30, 2023, the permitted practice for Block 1 and Block 2 was extended through September 30, 2026 and the maximum notional value of Block 2 was increased for certain new business. Effective October 1, 2022 and periods through September 30, 2023, this permitted practice was expanded to similarly recognize an additional admitted asset related to the net notional value of coverage as defined in a separate XOL agreement with a 25-year term that provides coverage to the Company for aggregate XOL claims associated with the base contract along with the guaranteed living benefits rider on a block of fixed annuities inforce on October 1, 2022, including certain new business issued after the effective date of October 1, 2022 (“Block 3”). Effective September 30, 2023, the permitted practice for Block 3 was extended through September 30, 2026 and the maximum notional value was increased for certain new business.

The value of the assets subject to the above permitted practices was approximately $1,742 million, $1,017 million and $584 million in total at December 31, 2023, 2022 and 2021 respectively and are reported in Other assets.

11

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed or permitted by the State of Texas:

		December 31,
(in millions)	SSAP#	2023	2022	2021
NET INCOME

State basis		$144	$791	$2,244
Net (loss) income, NAIC SAP		$144	$791	$2,244

SURPLUS

State basis		$8,929	$9,750	$8,532

State permitted practices that increase (decrease) NAIC SAP:

XoL reinsurance agreement	4	(1,742)	(1,017)	(584)
Statutory capital and surplus, NAIC SAP		$7,187	$8,733	$7,948

In the event the Company had not employed any or all of these permitted and prescribed practices, the Company’s risk-based capital (“RBC”) would not have triggered a regulatory event.

Certain prior year amounts have been reclassified to conform to the current year presentation.

The statement of cash flows in this report has balances that are different from those in the annual statement filed with the NAIC. The annual statement for 2023 had net cash provided by operations, investments and financing of $6.3 billion, $(12.9) billion and $6.5 billion, respectively, while this report has $6.8 billion, $(13.5) billion and $6.7 billion, respectively.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the TDI requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:

•	application of other-than-temporary impairments;

•	estimates with respect to income taxes, including recoverability of deferred tax assets;

•	fair value measurements of certain financial assets; and

•	policy reserves for life, annuity and accident and health insurance contracts, including guarantees.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.

Significant Accounting Policies

Bonds not backed by other loans are carried at amortized cost except for those with a NAIC designation of “6” or “6*”. Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC’s Investment Analysis Office (“IAO”) receive a “6*” designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a “6*” designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that (1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.

12

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Loan-backed and structured securities (“LBaSS”) include residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. LBaSS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for LBaSS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (“MBS”) and ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its LBaSS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

Reference to “non-rated residual tranches or interests” intends to capture securitization tranches, beneficial interests, interests of structured finance investments, as well as other structures, that reflect loss layers without contractual interest or principal payments. Payments to holders of these investments occur after contractual interest and principal payments have been made to other tranches or interests and are based on the remaining available funds. Although payments to holders can occur throughout an investment’s duration (and not just at maturity), such instances still reflect the residual amount permitted to be distributed after other holders have received contractual interest and principal payments.

NAIC designations are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects RBC. The final NAIC designation is determined for most RMBS and CMBS by financial modeling conducted by BlackRock. For credit tenant loans, equipment trust certificates, any corporate-like securities rated by the IAO, interest-only securities, and those securities with an original NAIC designation of 5, 5*, 6, or 6*, the final NAIC designation is based on the IAO or Credit Rating Provider rating and is not subject to financial modeling.

Redeemable preferred stocks with NAIC designations of “1” through “3” are carried at amortized cost. All other redeemable preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.

Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (“FHLB”) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

Subsidiary, controlled, and affiliated (“SCA”) entities: The Company has no investments in insurance SCA entities. Investments in non-insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non-insurance SCA entities for which audited U.S. GAAP financial statements are not available are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.

Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.

Mortgage and mezzanine real estate loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan’s effective interest rate, ii) the loan’s observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and

13

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.

Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks, highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost, interest-bearing money market funds, investment pools and other investments with original maturities within one year from the date of purchase.

Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (“hedge accounting”). Changes in statement value or cash flow of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the statement value or cash flow of the hedged asset or liability are recorded. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (“ineffective hedges”) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

Statement of Statutory Accounting Principles (“SSAP”) 108, Derivatives Hedging Variable Annuity Guarantees, was used as allowed. SSAP 108 allows special accounting treatment for limited derivatives hedging variable annuity guarantee benefits subject to fluctuation as a result of interest rate sensitivity. Starting in 2022 the Company designated, under SSAP 86, Derivatives, certain foreign exchange derivatives as effective hedges of certain invested assets. During 2023, the Company also designated certain interest rate swaps as effective cash flow hedges of floating-rate investment assets.

Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for joint ventures, partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.

Joint ventures, partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of (a) the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements or (b) the International Financial Reporting Standards (“IFRS”) basis equity in audited IFRS financial statements as an acceptable basis for the valuation of minor/non-controlled investments. The audited U.S. tax basis equity may also be used in certain circumstances.

All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been non-admitted as assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors, and lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash collateral received is invested in cash and/or short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these

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AMERICAN GENERAL LIFE INSURANCE COMPANY

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transactions may be sold or repledged by the counterparties. The liability for cash collateral received would be reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.

In addition, the Company is a party to secured financing transactions involving securities sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 180 days, or when collection of interest is uncertain.

Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.

The Company regularly evaluates its investments for other-than-temporary impairment (“OTTI”) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company’s management and a continual review of its investments. For bonds, other than LBaSS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds are written down to fair value and the amount of the write-down is recognized as a realized capital loss.

For LBaSS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the LBaSS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the LBaSS or does not have the intent and ability to retain the LBaSS until recovery. If the decline is interest-related, the LBaSS is written down to fair value.

In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.

Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a certain portion of DTAs, prepaid expenses, electronic data processing (“EDP”) equipment assets, agents’ balances or other receivables over 90 days. Non-admitted assets were $4.6 billion and $4.6 billion at December 31, 2023 and 2022, respectively.

Interest maintenance reserve (“IMR”) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest-related OTTI (net of taxes). IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For LBaSS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

Asset valuation reserve (“AVR”) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.

Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair

15

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

value. In addition, certain products with fixed guarantees and market-value-adjusted (“MVA”) fixed annuity contracts in which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners’ Annuity Reserve Valuation Method (“VACARVM”) under subsection 21 of the Valuation Manual (“VM-21”). Reserves for variable universal life accounts are provided in accordance with subsection 20 of the Valuation Manual (“VM-20”) for new business issued beginning in 2020, and in accordance with the Commissioners’ Reserve Valuation Method (“CRVM”) for policies issued prior to 2020.

Policy reserves are established according to different methods.

Life, annuity, and health reserves are developed by actuarial methods and are generally determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the TDI.

Principle-based reserving (“PBR”) is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the previous prescribed approach. Reserve requirements for the Company’s life insurance policies issued after January 1, 2020 are contained in VM-20, Requirements for Principle-Based Reserves for Life Products, policies issued prior to 2020 are reserved for using the CRVM. Under VM-20, these reserves are generally more sensitive to changes in actuarial assumptions.

The Company waives the deduction of deferred fractional premiums on the death of the life and annuity policy insured and returns any premium beyond the date of death. The Company reported additional reserves for surrender values in excess of the corresponding policy reserves.

The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in force. Total cash flow testing reserves were $175 million and $175 million at December 31, 2023 and 2022, respectively.

A majority of the Company’s variable annuity products are issued with a guaranteed minimum death benefit (“GMDB”) which provides that, upon the death of a contractholder, the contractholder’s beneficiary will receive the greater of (1) the contractholder’s account value, or (2) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the greatest contract value, adjusted for withdrawals, at the specified contract anniversaries; or the principal invested, adjusted for withdrawals, accumulated at the specified rate per annum. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Death benefits on GMDB policies generally reduce on a proportional basis or on a dollar-for-dollar basis when a partial withdrawal occurs.

Reserves for GMDB benefits are included in the VACARVM reserve. PBR is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the factor-based approach typically employed historically. Variable Annuity (“VA”) reserving requirements are contained in VM-21, Reserves for Variable Requirements for Principle-Based Annuities.

Life policies underwritten as substandard are charged extra premiums. Reserves are computed for a substandard policy by adding the reserve for an otherwise identical non-substandard policy plus a factor times the extra premium charge for the year. The factor varies by duration, type of plan, and underwriting. In addition, an extra mortality reserve is reported for ordinary life insurance policies classified as group conversions. Substandard structured settlement annuity reserves are determined by making a constant addition to the mortality rate of the applicable valuation mortality table so that the life expectancy on the adjusted table is equal to the life expectancy determined by the Company’s underwriters at issue.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula, except for universal life insurance and deferred annuity reserves, which include fund accumulations for which tabular interest has

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

been determined from basic data. For the determination of tabular interest on funds not involving life contingencies, the actual credited interest is used.

Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.

Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred during the year. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.

Reserves for future policy benefits to be paid on life and accident and health policies, incurred in the statement period, but not yet reported, were established using historical data from claim lag experience. The data is aggregated from product specific studies performed on the Company’s business.

Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are credited directly to the respective reserves and are not recorded in the Statutory Statement of Operations. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.

General insurance expenses include allocated expenses pursuant to cost allocation agreements. The Company purchases administrative, accounting, marketing and data processing services from AIG, Corebridge and affiliates and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from affiliates is based on the level of assets under management.

Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to tax sharing agreements, because the Company is included in the consolidated federal income tax returns of its parent company filing group. For the period prior to the Corebridge initial public offering (the “IPO”) on September 19, 2022, the Company joined in the filing of a consolidated federal income tax return with AIG. For the period following the IPO, the Company will join with AGC Life, Variable Annuity Life Insurance Company (“VALIC”), United States Life Insurance Company in the City of New York (“USL”), and Corebridge Insurance Company of Bermuda, Ltd. (formerly AIG Life of Bermuda, Ltd.) (“Corebridge Bermuda”), in filing a consolidated life company federal income tax return. To the extent that benefits for net operating losses, foreign tax credits, corporate alternative minimum tax (“CAMT”) credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.

Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

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A deferred tax asset (“DTA”) or deferred tax liability (“DTL”) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTAs are limited in their admissibility.

The CAMT is disregarded when evaluating the need for a valuation allowance for the Company’s non-CAMT DTAs.

Accounting Changes

The Company had no accounting changes during 2023 or 2022.

Substantive changes were made to SSAP 26R, Bonds, SSAP 21R, Other Admitted Assets, and SSAP 43R, Loan-Backed and Structured Securities, effective January 1, 2025. The changes provide a new principle-based bond definition to be used for determining which investments are eligible for reporting on Schedule D as a bond. The changes focus on ensuring appropriate consideration of whether an investment qualifies as an issuer credit obligation or asset-backed security prior to reporting as a bond.

Correction of Errors

SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.

In 2023, two out-of-period errors were identified and corrected, the largest of which was related to an understatement of reserves for variable annuities due to model implementations in 2022. The total of these corrections decreased unassigned surplus by $8 million.

In 2022, three out-of-period errors were identified and corrected, which increased unassigned surplus by $72 million. This decreased claims reserved as a result of overstated claim reserves from 2019-2021.

In 2021, five out-of-period errors were identified and corrected, which decreased unassigned surplus by $161 million. The most significant of these was a tax correction related to 2013 - 2018.

The Company’s management does not believe these corrections to be material to the Company’s results of operations, financial position, or cash flow for the Company’s previously filed annual statement.

Differences in Statutory Accounting and U.S. GAAP Accounting

The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.

Investments. Under SAP, investments in bonds and redeemable preferred stocks are generally reported at amortized cost. However, if bonds are designated category “6” and redeemable preferred stocks are designated categories “4 – 6” by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.

Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (“CMO”) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For LBaSS, if it is

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AMERICAN GENERAL LIFE INSURANCE COMPANY

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determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than LBaSS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.

Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, an allowance for credit losses is based on the expectation of lifetime credit losses.

Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest or is deemed to have control are accounted for under the equity method. Where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings.

Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer’s occupancy of those properties.

Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporate either counterparty’s credit risk for derivative assets or the insurer’s credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index life insurance features in indexed universal life contracts and certain guaranteed features of variable annuities are bifurcated and accounted for separately as embedded policy derivatives and market risk benefits, respectively. Under SAP, embedded derivatives and market risk benefits are not bifurcated or accounted for separately from the host contract.

Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as a non-admitted asset, unless certain criteria are met. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as a component of total revenues, with related taxes included in taxes from operations.

Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its

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AMERICAN GENERAL LIFE INSURANCE COMPANY

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credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.

Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries’ financial statements are combined with the parent company’s financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company’s investment in the subsidiaries.

Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance contracts are deferred as deferred policy acquisition costs (“DAC”). DAC is amortized on a constant level basis (i.e., approximating straight line amortization with adjustments for expected terminations) over the expected term of the related contracts using assumptions consistent with those used in estimating the related liability for future policy benefits, or any other related balances. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.

Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.

Non-admitted Assets. Certain assets designated as “non-admitted,” principally any agents’ balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management’s estimates and judgment.

Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer’s best estimates of interest rates are used.

Under SAP, the CRVM is used for the majority of individual insurance reserves. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net premium ratio (“NPR”) method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates.

Under SAP, the CARVM is used for the majority of individual deferred annuity reserves, while under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable. Under SAP, reserves

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AMERICAN GENERAL LIFE INSURANCE COMPANY

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for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.

Under GAAP, indexed interest credits and guarantees in excess of contract account values are bifurcated from the host contract as embedded derivatives and market risk benefits, respectively, and reported at fair value. Under SAP, embedded derivatives and market risk benefits are not bifurcated and accounted for separately, but rather are included in the benefit reserve valuation for the host contract.

Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized generally on a basis consistent with DAC.

Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.

Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, the VACARVM or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.

Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts and certain pension risk transfer annuities issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.

Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non-admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.

Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include 1) each of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, when the reporting entity does not have the intent to set off. Under U.S. GAAP, these amounts under master netting arrangements may generally be offset and presented on a net basis pursuant to an accounting election, even when the reporting entity does not have the intent to set off.

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3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

(in millions)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2023
Bonds:
U.S. government obligations	$1,321	$5	$(214)	$1,112
All other governments	2,041	21	(249)	1,813
States, territories and possessions	239	2	(23)	218
Political subdivisions of states, territories and possessions	210	4	(12)	202
Special revenue	5,392	39	(532)	4,899
Industrial and miscellaneous	98,249	1,546	(9,929)	89,866
Hybrid securities	377	10	(15)	372
Bank loans	3,937	16	(96)	3,857
Parent, subsidiaries and affiliates	366	—	—	366
Total bonds	112,132	1,643	(11,070)	102,705
Preferred stock	80	3	—	83
Common stock*	266	—	—	266
Total equity securities	346	3	—	349
Total	$112,478	$1,646	$(11,070)	$103,054
December 31, 2022
Bonds:
U.S. government obligations	$1,314	$4	$(198)	$1,120
All other government	2,629	20	(385)	2,264
States, territories and possessions	268	2	(30)	240
Political subdivisions of states, territories and possessions	332	8	(21)	319
Special revenue	6,159	35	(710)	5,484
Industrial and miscellaneous	93,378	1,001	(13,217)	81,162
Hybrid securities	435	10	(28)	417
Bank loans	3,580	3	(115)	3,468
Parent, subsidiaries and affiliates	360	—	—	360
Total bonds	108,455	1,083	(14,704)	94,834
Preferred stock	93	—	(4)	89
Common stock*	927	—	—	927
Total equity securities	1,020	—	(4)	1,016
Total	$109,475	$1,083	$(14,708)	$95,850

* Common stock includes $73 million and $753 million of investments in affiliates at December 31, 2023 and 2022, respectively.

22

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2023
Bonds:
U.S. government obligations	$88	$(6)	$889	$(208)	$977	$(214)
All other government	158	(20)	1,344	(227)	1,502	(247)
U.S. States, territories and possessions	32	(1)	139	(22)	171	(23)
Political subdivisions of states, territories and possessions	28	(2)	82	(11)	110	(13)
Special revenue	1,001	(81)	2,977	(450)	3,978	(531)
Industrial and miscellaneous	11,361	(1,080)	53,785	(8,851)	65,146	(9,931)
Hybrid securities	40	(1)	199	(14)	239	(15)
Bank loans	813	(40)	1,695	(62)	2,508	(102)
Parents, subsidiaries & affliates	—	—	8	—	8	—
Total bonds	13,521	(1,231)	61,118	(9,845)	74,639	(11,076)
Preferred stock	—	—	—	—	—	—
Common stock	—	—	—	—	—	—
Total equity securities	—	—	—	—	—	—
Total	$13,521	$(1,231)	$61,118	$(9,845)	$74,639	$(11,076)
December 31, 2022
Bonds:
U.S. government obligations	$990	$(197)	$1	$—	$991	$(197)
All other government	1,953	(389)	—	—	1,953	(389)
U.S States, territories and possessions	180	(30)	—	—	180	(30)
Political subdivisions of states, territories and possessions	177	(21)	—	—	177	(21)
Special revenue	4,565	(694)	78	(16)	4,643	(710)
Industrial and miscellaneous	57,098	(10,308)	12,196	(2,927)	69,294	(13,235)
Hybrid securities	268	(30)	—	—	268	(30)
Bank loans	2,184	(71)	897	(47)	3,081	(118)
Total	$67,415	$(11,740)	$13,172	$(2,990)	$80,587	$(14,730)
Preferred stock	84	(6)	—	—	84	(6)
Common stock	2	—	—	—	2	—
Total equity securities	86	(6)	—	—	86	(6)
Total	$67,501	$(11,746)	$13,172	$(2,990)	$80,673	$(14,736)

As of December 31, 2023 and 2022, the number of bonds and equity securities in an unrealized loss position was 7,290 and 8,092, respectively. Bonds comprised 7,288 of the total, of which 5,725 were in a continuous loss position greater than 12 months at December 31, 2023. Bonds comprised 8,010 of the total, of which 1,189 were in a continuous loss position greater than 12 months at December 31, 2022.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2023 and 2022, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

23

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

(in millions)	Statement Value	Fair Value
December 31, 2023

Due in one year or less	$1,433	$1,423

Due after one year through five years	12,717	12,396

Due after five years through ten years	15,311	14,262

Due after ten years	44,241	37,416

LBaSS	38,552	37,330

Total	$112,254	$102,827

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

Bonds in or near default as to payment of principal or interest had a statement value of $25 million and $124 million at December 31, 2023 and 2022, respectively, which is the fair value. At December 31, 2023 and 2022, the Company had no income excluded from due and accrued for bonds.

December 31, 2023 , the Company’s bond portfolio included bonds totaling $6.4 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company’s total assets and 4 percent of invested assets. These below investment grade securities, excluding structured securities, span across 14 industries. At December 31, 2022, the Company’s bond portfolio included bonds totaling $7.0 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company’s total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 14 industries.

December 31, 2023 and 2022 The following table presents the industries that constitute more than 10% of the below investment grade securities:

	December 31,

	2023	2022
Consumer cyclical	17.3%	21.3%

Consumer non-cyclical	16.0	16.1

Capital Goods	8.0	8.3

LBaSS

The Company determines fair value of LBaSS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company’s ABS, RMBS, CMBS, and collateralized debt obligations (“CDO”) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the LBaSS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management’s judgments.

The following table presents the statement value and fair value of LBaSS:

	December 31, 2023		December 31, 2022
(in millions)	Statement Value	Fair Value	Statement Value	Fair Value

Loan-backed and structured securities	$38,552	$37,330	$30,699	$28,853

Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third-party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

24

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2023 and 2022, the Company had exposure to a variety of LBaSS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.

At December 31, 2023 and 2022, the Company did not have any LBaSS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.

During 2023, 2022 and 2021, the Company recognized total OTTI of $36 million, $114 million and $13 million, respectively, on LBaSS that were still held by the Company. In addition, at December 31, 2023 and 2022, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

The following table summarizes the fair value and aggregate amount of unrealized losses on LBaSS and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2023
LBaSS	$7,184	$(454)	$16,089	$(1,699)	$23,273	$(2,153)
December 31, 2022
LBaSS	$16,448	$(1,565)	$6,349	$(999)	$22,797	$(2,564)

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

The Company does not have any LBaSS for which it is not practicable to estimate fair values.

The following table presents the rollforward of non-interest related OTTI for LBaSS:

	December 31,

(in millions)	2023	2022
Balance, beginning of year	$1,256	$1,263

Increases due to:

Credit impairment on new securities subject to impairment losses	26	42

Additional credit impairment on previously impaired investments	10	71

Reduction due to:

Credit impaired securities fully disposed for which there was no prior intent or requirement to sell	80	120

Balance, end of year	$1,212	$1,256

See Note 4 for a list with each LBaSS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company’s structured notes holding at December 31, 2023.

Mortgage Loans

Mortgage loans had outstanding principal balances of $30.4 billion and $25.8 billion at December 31, 2023 and 2022, respectively. Contractual interest rates range from 0.00 percent to 35.00 percent. The mortgage loans at December 31, 2023 had maturity dates ranging from 2023 to 2069.

25

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company’s mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

The following tables present the geographic and property-type distribution of the Company’s mortgage loan portfolio:

	December 31,
	2023	2022
Geographic distribution:
Mid-Atlantic	26.2%	28.0%
Foreign	20.0	22.5
Pacific	15.1	14.7
South Atlantic	15.4	12.1
West South Central	6.4	6.5
East North Central	5.1	5.8
New England	5.3	4.5
Mountain	4.4	3.9
East South Central	1.5	1.5
West North Central	0.6	0.5

Total	100.0%	100.0%
Property type distribution:
Multi-family	32.6%	35.9%
Office	19.5	23.8
Retail	8.5	8.3
Industrial	14.9	16.2
Hotel/Motel	4.1	4.8
Other	20.4	11.0

Total	100.0%	100.0%
At December 31, 2023, there were 331 mortgage loans with outstanding balances of $20 million or more, which loans collectively, aggregated approximately 75 percent of this portfolio.

The following table presents the minimum and maximum lending rates for new mortgage loans during 2023 and 2022:

	Years Ended December 31,
	2023		2022
(in millions)	Maximum	Minimum	Maximum	Minimum
Office	12.00%	3.00%	12.60%	3.00%
Multi-family	9.84	3.01	15.03	2.98
Retail	8.84	5.06	—	—
Industrial	10.34	4.08	9.34	2.68
Hotel/Motel	9.69	6.95	8.68	4.04
Other	26.01	(0.16)	37.35	—

The Company did not reduce any interest rates during 2023 and 2022.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was 144 percent and 90 percent, in 2023 and 2022, respectively.

At December 31, 2023, the Company held $560 million in impaired mortgage loans with a related allowance for credit losses. There were no impaired mortgage loans without a related allowance. At December 31, 2022, the Company held $800 million in impaired mortgages with $492 million of related allowances for credit losses and $308 million in impaired loans without a related allowance. The Company’s average recorded investment in impaired loans was $604 million and $669 million, at December 31, 2023 and 2022, respectively. The Company recognized interest income of $15 million, $22 million and $14 million, in 2023, 2022 and 2021, respectively.

26

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

	December 31,
(in millions)	2023	2022	2021
Balance, beginning of year	$294	$245	$274

Additions (reductions) charged to unrealized capital loss	148	58	(28)

Direct write-downs charged against allowance	(87)	(9)	(1)
Balance, end of year	$355	$294	$245

During 2023, the Company derecognized $71 million of mortgage loans and recognized $71 million of real estate collateral as a result of foreclosure.

The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company’s strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

The following table presents the age analysis of mortgage loans:

	December 31,
(in millions)	2023	2022
Current	$29,547	$24,981

30 - 59 days past due	68	21

60 - 89 days past due	13	3

90 - 179 days past due	24	125

Greater than 180 days past due	—	1
Total	$29,652	$25,131

At December 31, 2023 and 2022, the Company had mortgage loans outstanding under participant or co-lender agreements of $22.7 billion and $21.2 billion, respectively.

The Company had $307 million and $466 million in restructured loans at December 31, 2023 and 2022, respectively.

Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of December 31, 2023:

(in millions)	Residential		Commercial		Agricultural

Loan-to-Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. above 95%	$1	—%	$609	0.40%	$—	— %
b. 91% to 95%	1	—	246	0.20	—	—
c. 81% to 90%	264	0.20	1,133	0.70	—	—
d. 71% to 80%	1,645	1.00	2,751	1.70	—	—
e. below 70%	3,689	2.30	19,314	12.00	—	—

Troubled Debt Restructuring

The Company held no restructured debt for which impairment was recognized for both December 31, 2023 and 2022. At December 31, 2023 , the Company had $4 million outstanding commitments to debtors that hold loans with restructured terms. At December 31, 2022, the Company had $4 million of outstanding commitments to debtors that held loans with restructured terms.

27

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Real Estate

The following table presents the components of the Company’s investment in real estate:

	December 31,

(in millions)	2023	2022
Properties occupied by the Company	$—	$6

Properties held for production of income	73	3

Properties held for sale	2	—

Total	$75	$9

The Company recognized no gains or losses in 2023, 2022 and 2021. The Company recognized $3 million in impairment write-downs for its investment in real estate in 2023. The Company did not recognize any impairment write-downs for its investment in real estate during 2022 and 2021.

Other Invested Assets

The following table presents the components of the Company’s other invested assets:

	December 31,

(in millions)	2023	2022
Investments in limited liability companies	$644	$972

Investments in limited partnerships	3,921	4,188

Other unaffiliated investments	1,892	2,717

Receivable for securities	100	73

Non-admitted assets	(1)	(10)

Total	$6,556	$7,940

The Company utilizes the look-through approach in valuing its investments in affiliated joint ventures or partnerships that have the characteristics of real estate investments. These affiliated real estate investments had an aggregate value of $955 million at December 31, 2023. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in each of the respective holding company entities, if applicable.

The Company recorded impairment write-downs in joint ventures was $4 million, $13 million and $15 million during 2023, 2022 and 2021, respectively.

28

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Net Investment Income

The following table presents the components of net investment income:

	Years ended December 31,

(in millions)	2023	2022	2021
Bonds	$5,259	$4,608	$4,802
Preferred stocks	2	10	4
Common stocks	11	2	7
Cash and short-term investments	57	44	15
Mortgage loans	1,437	1,038	946
Real estate*	4	4	4
Contract loans	78	68	65
Derivatives	(283)	994	167
Investment income from affiliates	148	399	1,419
Other invested assets	246	320	271
Gross investment income	6,959	7,487	7,700
Investment expenses	(385)	(315)	(197)
Net investment income	$6,574	$7,172	$7,503

* Includes amounts for the occupancy of Company-owned property of $2 million in 2023, 2022 and 2021.

Net Realized and Unrealized Capital Gains (Losses)

The following table presents the components of Net realized capital gains (losses):

	Years ended December 31,
(in millions)	2023	2022	2021
Bonds	$(460)	$(551)	$446
Preferred stocks	(12)	—	14
Common stocks	8	(2)	16
Cash and short-term investments	36	(79)	(1)
Mortgage loans	(162)	(107)	18
Real estate	(3)	—	—
Derivatives	(329)	(1,233)	(659)
Other invested assets	113	80	199
Other	—	—	(49)
Realized capital (losses) gains	(809)	(1,892)	(16)
Federal income tax benefit (expense)	170	397	3
Net gains transferred to IMR	276	305	(392)
Net realized capital (losses) gains	$(363)	$(1,190)	$(405)

During 2023, 2022 and 2021, the Company recognized $87 million, $167 million and $42 million, respectively, of impairment write-downs in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

	Years ended December 31,
(in millions)	2023	2022	2021

Proceeds	$3,401	$9,787	$11,495

Gross realized capital gains	$64	$112	$823
Gross realized capital losses	$(456)	(472)	(405)

Net realized capital (losses) gains	$(392)	$(360)	$418

29

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

	Years ended December 31,
(in millions)	2023	2022	2021
Bonds	$280	$(369)	$(171)
Preferred and common stocks	53	(59)	(311)
Mortgage loans	273	(523)	(129)
Derivatives	148	(497)	139
Other invested assets	(68)	(280)	502
Other	(10)	19	25
Federal income tax benefit (expense)	(126)	310	(116)

Net change in unrealized (losses) gains of investments	$550	$(1,399)	$(61)

5GI Securities Measured at Aggregate Book Adjusted Carrying Value and Fair Value

The following table presents 5GI Securities measured at aggregate book adjusted carrying value (BACV) and aggregate fair value at December 31:

Investment	Number of 5GI Securities		Aggregate BACV (in millions)		Aggregate Fair Value (in millions)
	2023	2022	2023	2022	2023	2022
Bonds - AC	5	11	$45	$15	$45	$13
LB&SS - AC	3	14	3	11	1	11
Preferred Stock - AC	—	—	—	—	—	—
Preferred Stock - FV	3	4	1	7	1	7
Total	11	29	$49	$33	$47	$31

AC - Amortized Cost

FV - Fair Value

30

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

4.LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS AND STRUCTURED NOTES HOLDINGS

LBaSS

The following table presents the LBaSS held by the Company at December 31, 2023 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
25702@AB2	$899	$1	$898	$1	$1	3/31/2023
25150WAA2	6,490	—	6,490	—	—	3/31/2023
16163HAE1	504	503	—	503	526	3/31/2023
05952GAA9	$2,344	$2,293	$51	$2,293	$2,278	3/31/2023
22541QQJ4	4	—	4	—	—	3/31/2023
12668BKA0	1,929	1,904	25	1,904	1,844	3/31/2023
32051GPW9	$1,749	$1,747	$3	$1,747	$1,712	3/31/2023
Quarterly Total	$13,919	$6,448	$7,471	$6,448	$6,361
75114GAC3	22	—	22	—	—	6/30/2023
23312RAE5	27,786	13,657	14,129	13,657	11,312	6/30/2023
17029RAA9	1,278	—	1,278	—	—	6/30/2023
Quarterly Total	$29,086	$13,657	$15,429	$13,657	$11,312
007036UQ7	2,543	2,528	16	2,528	2,437	9/30/2023
94984NAA0	1,474	1,464	11	1,464	1,565	9/30/2023
02660KAA0	24,925	24,825	100	24,825	28,597	9/30/2023
93934FGB2	8,242	8,164	78	8,164	9,131	9/30/2023
362480AD7	4,575	4,550	25	4,550	5,646	9/30/2023
05952EAA4	420	417	3	417	430	9/30/2023
17025TBE0	3,595	3,591	4	3,591	3,263	9/30/2023
232434AE0	68,655	68,509	146	68,509	71,719	9/30/2023
655378AH0	21,296	21,149	147	21,149	24,021	9/30/2023
45669BAA0	60,942	60,915	27	60,915	65,476	9/30/2023
45660LEF2	14,309	14,261	48	14,261	14,441	9/30/2023
61915YAD3	14,284	14,188	95	14,188	15,795	9/30/2023
126694PP7	3,041	3,029	13	3,029	2,558	9/30/2023
45669FAC7	3,944	3,940	4	3,940	4,052	9/30/2023
761118HU5	2,196	2,173	23	2,173	2,632	9/30/2023
74923WAB4	5,131	5,130	1	5,130	5,068	9/30/2023
Quarterly Total	$239,572	$238,833	$741	$238,833	$256,831
67088CAA5	2,670	204	2,466	204	204	12/31/2023
058928AN2	1,083	724	360	724	713	12/31/2023
61748HJY8	6,601	6,581	20	6,581	5,868	12/31/2023
059522BG6	2,626	2,623	3	2,623	2,491	12/31/2023
466286AA9	13,771	13,748	23	13,748	15,245	12/31/2023
45661XAD4	11,277	11,244	33	11,244	9,860	12/31/2023
02147HAF9	5,644	5,603	40	5,603	5,197	12/31/2023
92990GAC7	2,086	2,083	4	2,083	1,886	12/31/2023
17029PAA3	24,063	14,513	9,550	14,513	11,747	12/31/2023
Quarterly Total	$69,821	$57,323	$12,499	$57,323	$53,211

		Year-end Total	$36,139

None of the structured notes held by the Company are defined as a Mortgage-Referenced Security by the IAO.

31

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

5. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending

At December 31, 2023 and 2022, the Company had no bonds loaned pursuant to the securities lending program.

The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

December 31,
(in millions)	2023	2022
30 days or less	$—	$—
31 to 60 days	—	—
61 to 90 days	—	—
Subtotal	—	—
Securities collateral received	—	—
Total collateral received	$—	$—

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

	December 31, 2023		December 31, 2022
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$—	$—	$—	$—
Subtotal	—	—	—	—

Securities collateral received	—	—	—	—
Total collateral reinvested	$—	$—	$—	$—

Repurchase Agreements

At December 31, 2023 and 2022, bonds with a fair value of approximately $1,675 million and $1,668 million, respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.

The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2023	2022
Open positions	$—	$—
30 days or less	1,623	1,316
31 to 60 days	—	145
61 to 90 days	—	—
Greater than 90 days	—	264
Subtotal	1,623	1,725

Securities collateral received	—	—
Total collateral received	$1,623	$1,725

32

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2023:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. Open - No Maturity	$21	$21	$29	$28
2. Overnight	658	465	—	344
3. 2 Days to 1 Week	1,989	560	—	1,004
4. > 1 Week to 1 Month	1,801	274	—	1,597
5. > 1 Month to 3 Months	73	—	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

b. Ending Balance
1. Open - No Maturity	$21	$21	$29	$28
2. Overnight	—	75	—	—
3. 2 Days to 1 Week	179	—	—	1,004
4. > 1 Week to 1 Month	1,751	—	—	586
5. > 1 Month to 3 Months	—	—	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

The following table presents the Company’s liability to return collateral for the year ended December 31, 2023:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. Cash (Collateral - All)	$4,542	$1,320	$29	$2,973
2. Securities Collateral (FV)	—	—	—	—
b. Ending Balance
1. Cash (Collateral - All)	$1,951	$96	$29	$1,618
2. Securities Collateral (FV)	—	—	—	—

The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

	December 31, 2023		December 31, 2022

(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$2,036	$1,675	$1,933	$1,668
Greater than three years	—	—	—	—
Subtotal	2,036	1,675	1,933	1,668
Securities collateral received	—	—	—	—
Total collateral reinvested	$2,036	$1,675	$1,933	$1,668

33

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2023:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. BACV	$—	$—	$—	$—
2. Nonadmitted - Subset of BACV	—	—	—	—
3. Fair Value	—	—	—	—
b. Ending Balance
1. BACV	$2,436	$120	$39	$2,036
2. Nonadmitted - Subset of BACV	—	—	—	—
3. Fair Value	2,021	100	26	1,675

34

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2023:

(in millions)	1 None	2 NAIC 1	3 NAIC 2	4 NAIC 3
Ending Balance
a. Bonds - BACV	$—	$1,094	$942	$—
b. Bonds - FV	—	850	825	—
c. LB & SS - BACV	—	—	—	—
d. LB & SS - FV	—	—	—	—
e. Preferred Stock - BACV	—	—	—	—
f. Preferred Stock - FV	—	—	—	—
g. Common Stock	—	—	—	—
h. Mortgage Loans - BACV	—	—	—	—
i. Mortgage Loans - FV	—	—	—	—
j. Real Estate - BACV	—	—	—	—
k. Real Estate - FV	—	—	—	—
l. Derivatives - BACV	—	—	—	—
m. Derivatives - FV	—	—	—	—
n. Other Invested Assets - BACV	—	—	—	—
o. Other Invested Assets - FV	—	—	—	—
p. Total Assets - BACV	—	1,094	942	—
q. Total Assets - FV	—	850	825	—

(in millions)	5 NAIC 4	6 NAIC 5	7 NAIC 6	8 Non-Admitted
Ending Balance
a. Bonds - BACV	$—	$—	$—	$—
b. Bonds - FV	—	—	—	—
c. LB & SS - BACV	—	—	—	—
d. LB & SS - FV	—	—	—	—
e. Preferred Stock - BACV	—	—	—	—
f. Preferred Stock - FV	—	—	—	—
g. Common Stock	—	—	—	—
h. Mortgage Loans - BACV	—	—	—	—
i. Mortgage Loans - FV	—	—	—	—
j. Real Estate - BACV	—	—	—	—
k. Real Estate - FV	—	—	—	—
l. Derivatives - BACV	—	—	—	—
m. Derivatives - FV	—	—	—	—
n. Other Invested Assets - BACV	—	—	—	—
o. Other Invested Assets - FV	—	—	—	—
p. Total Assets - BACV	—	—	—	—
q. Total Assets - FV	—	—	—	—

35

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

6. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.

The following table presents the carrying value of the Company’s restricted assets:

	December 31,

(in millions)	2023	2022
On deposit with states	$47	$47
FHLB stock and collateral pledged	6,938	5,043
Subject to repurchase agreements	1,618	1,933
Collateral for derivatives	1,412	1,541
Guaranteed interest contracts	66	68
Other restricted assets	985	464
Total	$11,066	$9,096

7. SUBPRIME MORTGAGE RISK EXPOSURE

The following features are commonly recognized characteristics of subprime mortgage loans:

•	An interest rate above prime to borrowers who do not qualify for prime rate loans;

•	Borrowers with low credit ratings (FICO scores);

•	Interest-only or negative amortizing loans;

•	Unconventionally high initial loan-to-value ratios;

•	Low initial payments based on a fixed introductory rate that expires after a short initial period, then adjusts to a variable index rate plus a margin for the remaining term of the loan;

•	Borrowers with less than conventional documentation of their income and/or net assets;

•	Very high or no limits on how much the payment amount or the interest rate may increase at reset periods, potentially causing a substantial increase in the monthly payment amount; and/or

•	Substantial prepayment penalties and/or prepayment penalties that extend beyond the initial interest rate adjustment period.

Non-agency RMBS can belong to one of several different categories depending on the characteristics of the borrower, the property and the loan used to finance the property. Categorization is a function of FICO score, the type of loan, loan-to-value ratio, and property type and loan documentation.

Generally, subprime loans are made to borrowers with low FICO scores, low levels of equity and reduced income/asset documentation. Due to these characteristics, subprime borrowers pay a substantially higher interest rate than prime borrowers. In addition, they often utilize mortgage products that reduce their monthly payments in the near-term. These include adjustable-rate mortgages with low initial rates or interest-only loans. Borrowers in products like this often experience significant “payment shock” when the teaser payment resets upwards after the initial fixed period.

The primary classification mechanism the Company uses for subprime loans is FICO score. Specifically, a pool with an average FICO at origination less than 650 is considered to be subprime. However, the Company may subjectively adjust this classification based on an assessment of the other parameters mentioned above.

To monitor subprime securities, the Company uses a model with vintage-specific assumptions for delinquency roll rates, loss severities and the timing of losses. As and when needed, these vintage-based assumptions are supplemented with deal-specific information including, but not limited to, geographic distribution, realized loss severities, trigger status and scenario analysis.

36

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company has no direct exposure through investments in subprime mortgage loans. The Company’s exposure is through other investments, primarily in RMBS, as described above.

The following table presents information regarding the Company’s investments with subprime exposures:

(in millions)	Actual Cost	Book Adjusted Statement Value	Fair Value	OTTI Recognized to Date
December 31, 2023

In general account:
RMBS	$810	$791	$903	$(14)
CDOs	101	117	113	—
Total subprime exposure	$911	$908	$1,016	$(14)
December 31, 2022

In general account:
RMBS	$868	$842	$963	$(14)
CDOs	74	88	83	—
Total subprime exposure	$942	$930	$1,046	$(14)

The Company has no underwriting exposure to subprime mortgage risk through mortgage guaranty or financial guaranty insurance coverage.

8. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

All derivative instruments are recognized in the financial statements. SSAP 108 allows special accounting treatment for limited derivatives hedging variable annuity guarantee benefits subject to fluctuation as a result of interest rate sensitivity. The special accounting provision permits reporting entities to utilize a form of macro-hedging in which a portfolio of variable annuity policies are jointly designated as the host contracts containing the hedge item, in a fair value hedge, pursuant to a Clearly Defined Hedging Strategy defined within VM-21.

At inception and on an ongoing basis, the hedging relationship must be highly effective in achieving offsetting changes in fair value attributed to the hedged risk during the period that the hedge is designated. The term “highly effective” describes a fair value hedge relationship where the change in fair value of the derivative instrument is within 80 to 125 percent of the opposite change in fair value of the hedged item attributed to the hedged risk.

SSAP 108 requires the Company use the same fair value definition that is used for its economic hedge target, which enables the Company to leverage the existing modeling and attribution platform currently in place for hedging analysis. In addition, the Company uses the VM-21 interest rate sensitivities measured at the beginning of the quarter to estimate the reserve movement attributed to interest rate movement, which leverages the existing modeling and attribution platform in place for Statutory analysis. These approaches and the overall use of the special accounting provision of SSAP 108 in 2022 and 2023 have received the approval of the TDI.

The Company uses a portfolio of interest rates swaps and swaptions to hedge the interest rate risk associated with a portfolio of guaranteed minimum withdrawal benefits (“GMWB”) riders on its variable annuities. This hedging relationship was highly effective and complied with the Clearly Defined Hedging Strategy of VM-21.

Under SSAP 108 all derivatives are reported at fair value. Fair value change in hedge instruments attributable to the hedged risk that offset the change in reserve attributable to the hedged risk is recognized as realized gain/loss in the current period there were no excludable components.

37

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2023 and 2022, fair value of the derivatives was a liability of $455 million and $1.2 billion, full contract fair value was a liability of $1 billion and $1.7 billion and hedge target fair value was a liability of $963 million and $841 million. For the period ending December 31, 2023 and 2022, fair value change in hedge instruments attributable to the hedged risk that offset the change in reserve attributable to the hedged risk was a realized loss of $193 million and a realized gain $1 billion, respectively. Fair value change in hedge instruments attributable to the hedged risk that do not offset the change in reserve attributable to the hedged risk are recognized as deferred assets/liabilities in the current period and amortized over projected VA guarantees’ Macaulay Duration within the Standard Projection, but not more than 10 years. At December 31, 2023 and 2022, the fair value change in hedge instruments attributable to the hedged risk that do not offset the change in reserve attributable to the hedged risk was a deferred assets of $1.1 billion and deferred assets $739 million, respectively. For the periods ending December 31, 2023 and 2022, amortization was a realized loss of $93 million and a realized loss of $32 million, respectively. Fair value change in hedge instruments not attributable to the hedged risk are recognized as unrealized gain/loss, if any. All fair value changes in hedge instruments were attributable to the hedged risk for the period. Based on the currently liability profile, deferred asset/ liabilities are being amortized over 10 years.

Starting in 2022, the Company designated, under SSAP 86, certain foreign exchange derivatives as effective hedges of certain invested assets. During 2023, the Company also designated certain interest rate swaps as effective cash flow hedges of floating-rate investment assets. Derivatives not designated for hedge accounting are accounted for at fair value with the changes in fair value recorded in surplus as unrealized gains or losses, net of deferred taxes. The value of the Company’s exchange traded futures contracts relates to the one-day lag in the net cash settlement of these contracts.

The Company recognized a net unrealized capital gain of $167 million in 2023, an unrealized capital gain of $478 million in 2022 and an unrealized capital gain of $139 million in 2021, related to derivatives that did not qualify for hedge accounting.

Net cash collateral received for derivative transactions increased in the year 2023, as a result of increases in fair values of derivatives covered by an International Swaps and Derivative Association Master Agreement (“ISDA Master Agreement”) and Credit Support Annex provisions. At December 31, 2023, the Company held collateral for SSAP 86 and SSAP 108 derivatives of $1,861 million, which is invested in cash, cash equivalents and/or short-term investments.

Refer to Note 3 for disclosures related to net realized capital gains (losses).

Swaps, Options, and Futures

Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.

Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.

Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

38

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Interest Rate Risk

Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company’s interest rate hedging derivative instruments include (1) interest rate swaps and swaptions; (2) listed futures on government securities; and (3) listed futures options on government securities; and (4) unlisted swaps and swaptions in U.S. Dollar Secured Overnight Financing Rate.

Currency Risk

Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

Equity Risk

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (“OTC”) derivatives, the Company’s net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.

For OTC contracts, the Company generally uses an ISDA Master Agreement and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company’s admitted assets, liabilities or capital and surplus.

The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

39

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the notional amounts, statement values and fair values of the Company’s derivative instruments:

	December 31, 2023			December 31, 2022
(in millions)	Contract or Notional Amount	Statement Value	Fair Value	Contract or Notional Amount	Statement Value	Fair Value
Assets:
Interest rate contracts	$25,958	$1,808	$1,808	$18,022	$1,700	$1,700
Foreign exchange contracts	6,641	679	679	5,190	822	826
Equity contracts	104,770	5,372	5,371	58,131	1,505	1,504
Other contracts	14	—	—	49	1	1
Derivative assets, gross	137,383	7,859	7,858	81,392	4,028	4,031
Counter party netting*	—	(5,975)	(5,975)	—	(3,562)	(3,562)
Derivative assets, net	$137,383	$1,884	$1,883	$81,392	$466	$469
Liabilities:
Interest rate contracts	$31,308	$2,070	$2,063	$22,448	$2,653	$2,653
Foreign exchange contracts	9,001	453	467	7,484	523	521
Equity contracts	43,063	4,403	4,403	39,808	1,193	1,193
Other contracts	47	2	2	—	—	—
Derivative liabilities, gross	83,419	6,928	6,935	69,740	4,369	4,367
Counter party netting*	—	(5,975)	(5,975)	—	(3,562)	(3,562)
Derivative liabilities, net	$83,419	$953	$960	$69,740	$807	$805

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

The Company has a right of offset of its derivatives asset and liability positions with various counterparties.

The following table presents the effect of the right of offsets:

	December 31, 2023		December 31, 2022
(in millions)	Assets	Liabilities	Assets	Liabilities
Gross amount recognized	$7,859	$6,927	$4,028	$4,369
Amount offset	(5,975)	(5,975)	(3,562)	(3,562)
Net amount presented in the Statement of Admitted
Assets, Liabilities, and Capital and Surplus	$1,884	$952	$466	$807

40

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

9. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company’s derivative financial instruments with concentrations of credit risk:

	December 31, 2023		December 31, 2022

(in millions)	Contract or Notional Amount	Final Maturity Date	Contract or Notional Amount	Final Maturity Date

Derivative assets:
Interest rate contracts	$25,958	2056	$18,022	2069
Foreign exchange contracts	6,641	2061	5,190	2061
Equity contracts	104,770	2028	58,131	2028
Credit contracts	—	—	—	—
Other contracts	14	2053	49	2042
Derivative liabilities:
Interest rate contracts	31,308	2071	22,448	2071
Foreign exchange contracts	9,001	2063	7,484	2060
Equity contracts	43,063	2025	39,808	2024
Other contracts	47	2042	—	—

The credit exposure to the Company’s derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.

The credit exposure to the Company’s derivative contracts aggregated $829.4 million and $848.9 million at December 31, 2023 and 2022, respectively.

10. FAIR VALUE INSTRUMENTS

Fair Value Measurements

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions

Fair Value Hierarchy

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:

•

Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

•

Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

42

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

•

Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.

Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.

Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.

Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.

Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.

Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.

Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.

Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.

42

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair Value Information about Financial Instruments Not Measured at Fair Value

The following table presents the aggregate fair values of the Company’s financial instruments not measured at fair value compared to their statement values:

(in millions)	Aggregate Fair Value	Admitted Assets or Liabilities	Level 1	Level 2	Level 3
December 31, 2023
Assets:
Bonds	$102,685	$112,112	$22	$84,726	$17,937
Preferred stocks	79	76	—	79	—
Common stocks	196	196	—	196	—
Cash, cash equivalents and short-term investments	900	900	778	122	—
Mortgage loans	27,861	29,652	—	—	27,861
Contract loans	1,157	1,157	—	—	1,157
Derivatives	(46)	(39)		(46)
Receivables for securities	100	100	—	100	—
Separate account assets	19,068	21,379	—	19,068	—
Liabilities:
Policy reserves and contractual liabilities	13,330	13,439	—	79	13,251
Derivatives	—	—	—	—	—
Payable for securities	182	182	—	182	—
December 31, 2022
Assets:
Bonds	$94,784	$108,404	$—	$80,029	$14,755
Preferred stocks	78	82	—	78	—
Common stocks	163	163	—	163	—
Cash, cash equivalents and short-term investments	951	951	564	387	—
Mortgage loans	23,082	25,131	—	—	23,082
Contract loans	1,138	1,138	—	—	1,138
Derivatives	5	2		5
Receivables for securities	73	73	—	73	—
Separate account assets	12,087	14,525	—	12,087	—
Liabilities:
Policy reserves and contractual liabilities	11,734	11,635	—	106	11,628
Derivatives	20	22		20
Payable for securities	369	369	—	369	—

43

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Valuation Methodologies of Financial Instruments Measured at Fair Value

Bonds

Bonds with NAIC 6 or 6* designations and redeemable preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. Perpetual preferred stocks are carried at fair value, not to exceed any currently effective call rate. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer’s industry, the security’s rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management’s best estimate is used.

Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

Common Stocks (Unaffiliated)

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used.

44

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Separate Account Assets

Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

45

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value

The following table presents information about assets and liabilities measured at fair value:

(in millions)	Level 1	Level 2	Level 3	Counterparty Netting*	Total
December 31, 2023
Assets at fair value:
Bonds
All Other Government		—			—
Industrial and miscellaneous	—	14	6	—	20
Bank loans	—	—	—	—	—
Total bonds	—	14	6	—	20
Preferred stock
Industrial and miscellaneous	4	—	1	—	5
Total preferred stock	4	—	1	—	5
Common stock
Industrial and miscellaneous	—	—	—	—	—
Mutual funds	1	—	—	—	1
Total common stock	1	—	—	—	1
Derivative assets:
Interest rate contracts	—	1,401	408	—	1,809
Foreign exchange contracts	—	679	—	—	679
Equity contracts	6	4,665	700	—	5,371
Other Contracts	—	—	—		—
Counterparty netting	—	—		(5,975)	(5,975)
Total derivative assets	6	6,745	1,108	(5,975)	1,884
Separate account assets	45,987	1,426	—	—	47,414
Total assets at fair value	$45,998	$8,185	$1,115	$(5,975)	$49,324
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$—	$2,070	$—	$—	$2,070
Foreign exchange contracts	—	414	—	—	414
Equity contracts	2	4,336	65	—	4,403
Credit contracts	—	—	—	—	—
Other contracts	—	—	2	—	2
Counterparty netting	—	—	—	(5,975)	(5,975)
Total derivative liabilities	2	6,820	67	(5,975)	914
Total liabilities at fair value	$2	$6,820	$67	$(5,975)	$914
December 31, 2022
Assets at fair value:
Bonds
All Other Government		2			$2
Industrial and miscellaneous	$—	$46	$3	$—	$49
Total bonds	—	48	3	—	51
Preferred stock
Industrial and miscellaneous	4	—	7	—	11
Total preferred stock	4	—	7	—	11
Common stock
Industrial and miscellaneous	7	2	2	—	11
Mutual funds	—	—	—	—	—
Total common stock	7	2	2	—	11
Derivative assets:
Interest rate contracts	1	1,411	288	—	1,700
Foreign exchange contracts	—	821	—	—	821
Equity contracts	9	1,255	240	—	1,504
Other Contracts			1		1
Counterparty netting	—	—	—	(3,562)	(3,562)
Total derivative assets	10	3,487	529	(3,562)	464
Separate account assets	43,653	1,523	—	—	45,176
Total assets at fair value	$43,674	$5,060	$541	$(3,562)	$45,713
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$—	$2,653	$—	$—	$2,653
Foreign exchange contracts	—	502	—	—	502
Equity contracts	2	1,174	16	—	1,192
Counterparty netting	—	—	—	(3,562)	(3,562)
Total derivative liabilities	2	4,329	16	(3,562)	785
Total liabilities at fair value	$2	$4,329	$16	$(3,562)	$785

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

46

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Fair Value Measurements

The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

(in millions)	Bonds	Preferred Stocks	Common Stocks	Derivative Assets	Total Assets	Derivative Liabilities
Balance, January 1, 2021	$12	$—	$—	$181	$193	$55
Total realized/unrealized capital gains or losses:
Included in net (loss) income	(9)	14	10	(56)	(41)	7
Included in surplus	15	—	—	28	43	(49)
Purchases, issuances and settlements	(43)	(12)	(10)	258	193	9
Transfers into Level 3	38	4	—	52	94	—
Transfers out of Level 3	(2)	—	—	(53)	(55)	—
Balance, December 31, 2021	$11	$6	$—	$410	$427	$22
Total realized/unrealized capital gains or losses:
Included in net (loss) income	13	—	—	(232)	(219)	(29)
Included in surplus	(11)	(1)	—	(214)	(226)	(22)
Purchases, issuances and settlements	(44)	2	1	565	524	45
Transfers into Level 3	73	—	1	—	74	—
Transfers out of Level 3	(39)	—	—	—	(39)	—
Balance, December 31, 2022	$3	$7	$2	$529	$541	$16
Total realized/unrealized capital gains or losses:
Included in net (loss) income	(10)	(7)	—	(444)	(461)	(29)
Included in surplus	—	1	—	329	330	30
Purchases, issuances and settlements	9	—	(2)	694	701	50
Transfers into Level 3	4	—	—	—	4	—
Transfers out of Level 3	—	—	—	—	—	—
Balance, December 31, 2023	$6	$1	$—	$1,108	$1,115	$67

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company’s policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

In both 2023 and 2022, there were no transfers between Level 1 and Level 2 securities.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2023 and 2022 may include changes in fair value that were attributable to both observable and unobservable inputs.

Quantitative Information About Level 3 Fair Value Measurements

The Company had no quantitative information about level 3 fair value measurements to report at December 31, 2023.

Gross Basis Fair Value Measurements

The following table presents the Company’s derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

(in millions)	Level 1	Level 2	Level 3	Total
December 31, 2023
Derivative assets at fair value	$6	$6,745	$1,108	$7,859
Derivative liabilities at fair value	(2)	(6,820)	(67)	(6,889)

December 31, 2022
Derivative assets at fair value	$10	$3,487	$529	$4,026
Derivative liabilities at fair value	(2)	(4,329)	(16)	(4,347)

47

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

11. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the Company’s reserves by major category:

(in millions)	Years ended December 31,
	2023	2022
Life insurance	$41,544	$41,157
Annuities (excluding supplementary contracts with life contingencies)	95,144	88,847
Supplementary contracts with life contingencies	371	480
Accidental death benefits	15	15
Disability - active lives	29	31
Disability - disabled lives	208	210
Excess of VM-21 reserves over basic reserves	111	18
Deficiency reserves	1,180	1,272
Other miscellaneous reserve	1,065	1,154
Gross life and annuity reserves	139,667	133,184
Reinsurance ceded	(25,967)	(24,335)
Net life and annuity reserves	113,700	108,849
Accident and health reserves
Unearned premium reserves	7	7
Present value of amounts not yet due on claims	192	193
Additional contract reserves	504	520
Gross accident and health reserves	703	720
Reinsurance ceded	(6)	(9)
Net accident and health reserves	697	711
Aggregate policy reserves	$114,397	109,560

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:

A. Individual Annuities:

	December 31, 2023
(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$44,316	$3,563	$—	$47,879	38.34%
b. At book value less current surrender charge of 5% or more	10,554	—	—	10,554	8.45%
c. At fair value	—	26	29,877	29,903	23.95%
d. Total with market adjustment or at fair value	54,870	3,589	29,877	88,336	70.74%
e. At book value without adjustment (minimal or no charge or adjustment)	22,365	—	12	22,377	17.92%
(2) Not subject to discretionary withdrawal	14,102	—	60	14,162	11.34%
(3) Total (gross: direct + assumed)	$91,337	$3,589	$29,949	$124,875	100.00%
(4) Reinsurance ceded	244	—	—	244
(5) Total (net)* (3) - (4)	$91,093	$3,589	$29,949	$124,631
(6) Amount included in A(1)b above that will move to A(1)e in the year after statement date:	$2,966	$—	$—	$2,966

* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

48

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

B. Group Annuities:

	December 31, 2023
(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$162	$54	$—	$216	0.63%
b. At book value less current surrender charge of 5% or more	30	—	—	30	0.09%
c. At fair value	—	—	13,681	13,681	39.80%
d. Total with market adjustment or at fair value	192	54	13,681	13,927	40.52%
e. At book value without adjustment (minimal or no charge or adjustment)	2,108	—	—	2,108	6.13%
(2) Not subject to discretionary withdrawal	1,878	16,434	25	18,337	53.35%
(3) Total (gross: direct + assumed)	$4,178	$16,488	$13,706	$34,372	100.00%
(4) Reinsurance ceded	65	—	—	65
(5) Total (net)* (3) - (4)	$4,113	$16,488	$13,706	$34,307
(6) Amount included in B(1)b above that will move to B(1)e in the year after statement date:	$2	$—	$—	$2

* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

C. Deposit-Type Contracts (no life contingencies):

	December 31, 2023
(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
c. At fair value	—	—	—	—	—%
d. Total with market adjustment or at fair value	—	—	—	—	—%
e. At book value without adjustment	537	—	8	545	3.87%
(minimal or no charge or adjustment)
(2) Not subject to discretionary withdrawal	13,495	—	54	13,549	96.13%
(3) Total (gross: direct + assumed)	$14,032	$—	$62	$14,094	100.00%
(4) Reinsurance ceded	17	—	—	17
(5) Total (net)* (3) - (4)	$14,015	$—	$62	$14,077
(6) Amount included in C(1)b above that will move to C(1)e in the year after statement date:	$—	$—	$—	$—

* Represents annuity reserves reported in separate accounts liabilities.

49

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2023:

		December 31, 2023
		General Account			Separate Account - non-guaranteed
		Account	Cash value	Reserve	Account	Cash value	Reserve
(in millions)		value			value
A. Subject to discretionary withdrawal,
surrender values, or policy loans:
(1)	Term policies with cash value	$—	$642	$3,239	$—	$—	$—
(2)	Universal life	5,478	5,499	6,238	—	—	—
(3)	Universal life with secondary guarantees	1,641	1,453	7,987	—	—	—
(4)	Indexed universal life	743	665	730	—	—	—
(5)	Indexed universal life with secondary	1,833	1,187	1,842	—	—	—
	guarantees
(6)	Indexed life	—	—	—	—	—	—
(7)	Other permanent cash value life insurance	2,183	8,605	9,854	1,760	1,760	1,760
(8)	Variable life	—	—	—	—	—	—
(9)	Variable universal life	113	103	140	1,649	1,642	1,636
(10) Miscellaneous reserves		—	—	—	—	—	—
B. Not subject to discretionary withdrawal
or no cash values
(1)	Term policies without cash value	XXX	XXX	$11,514	XXX	XXX	$—
(2)	Accidental death benefits	XXX	XXX	15	XXX	XXX	—
(3)	Disability - active lives	XXX	XXX	29	XXX	XXX	—
(4)	Disability - disabled lives	XXX	XXX	208	XXX	XXX	—
(5)	Miscellaneous reserves	XXX	XXX	2,200	XXX	XXX	—
C. Total (gross: direct + assumed)		$11,991	$18,154	$43,996	$3,409	$3,402	$3,396
D. Reinsurance ceded		6,979	10,192	25,651	—	—	—
E. Total (net) (C) - (D)		$5,012	$7,962	$18,345	$3,409	$3,402	$3,396

12. SEPARATE ACCOUNTS

Separate Accounts

The separate accounts held by the Company consist primarily of variable life insurance policies and variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

Certain other separate accounts relate to MVA fixed annuity contracts in which the assets are carried at amortized cost.

These policies are required to be held in the Company’s separate account by certain states, including Texas.

Certain other separate accounts relate to flexible premium adjustable life insurance and pension risk transfer annuities in which the assets are carried at amortized cost. These contracts provide the greater of guaranteed interest returns defined in the policy or interest in excess of the guaranteed rate as defined by the Company.

The Company does not engage in securities lending transactions within the separate accounts.

In accordance with the products/transactions recorded within the separate account, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

General account reserves of $13 million and $7 million were established for the separate account reserve in excess of assets in subaccounts TFA1-B and TFA1-D, respectively.

50

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents separate account assets by product or transaction:

	December 31, 2023		December 31, 2022
(in millions)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)
Variable annuities	$44,445	$—	$42,104	$—
Variable life	2,969	—	3,073	—
Bank-owned life insurance – hybrid	503	—	482	—
Deferred annuities with MVA features	401	—	417	—
Pension risk transfer annuities	18,022	—	11,453	—
Annuities with MVA features	—	2,427	—	2,148
Fixed annuities excess interest adjustment features	—	25	—	24
Total	$66,340	$2,452	$57,529	$2,172

Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.

If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2023 and 2022 is $5.4 billion and $3.9 billion, respectively.

The separate account business seed money balances were $6 million and $0 million at December 31, 2023 and 2022, respectively.

The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

(in millions)	Risk Charge paid by the Separate Account	Guarantees Paid by the General Account
2023	$558	$65
2022	596	64
2021	539	36
2020	450	43
2019	383	35

51

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the separate accounts:

(in millions)	Indexed	Non- indexed guarantee less than or equal to 4%	Non- indexed guarantee more than 4%	Non- guaranteed separate accounts	Total
December 31, 2023
Premiums, considerations or deposits	$803	$—	$178	$6,597	$7,578
Reserves for accounts with assets at:
Market value	$—	$—	$—	$46,589	$46,589
Amortized costs	2,611	17,306	617	—	20,534
Total reserves	$2,611	$17,306	$617	$46,589	$67,123
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$2,611	$17,179	$617	$—	$20,407
At market value	—	—	—	46,488	46,488
Subtotal	2,611	17,179	617	46,488	66,895
Not subject to discretionary withdrawal	—	127	—	101	228
Total reserves	$2,611	$17,306	$617	$46,589	$67,123
December 31, 2022
Premiums, considerations or deposits	$434	$—	$41	$4,964	$5,439
Reserves for accounts with assets at:
Market value	$—	$—	$—	$44,187	$44,187
Amortized costs	2,071	11,613	385	—	14,069
Total reserves	$2,071	$11,613	$385	$44,187	$58,256
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$2,071	$11,154	$385	$—	$13,610
At market value	—	—	—	44,094	44,094
Subtotal	2,071	11,154	385	44,094	57,704
Not subject to discretionary withdrawal	—	458	—	93	551
Total reserves	$2,071	$11,612	$385	$44,187	$58,255
December 31, 2021
Premiums, considerations or deposits	$414	$—	$9	$6,659	$7,082
Reserves for accounts with assets at:
Market value	$—	$—	$—	$56,703	$56,703
Amortized costs	1,805	9,370	361	—	11,536
Total reserves	$1,805	$9,370	$361	$56,703	$68,239
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$1,805	$8,840	$361	$—	$11,006
At market value	—	—	—	56,565	56,565
Subtotal	1,805	8,840	361	56,565	67,571
Not subject to discretionary withdrawal	—	530	—	138	668
Total reserves	$1,805	$9,370	$361	$56,703	$68,239

Reconciliation of Net Transfers to or from Separate Accounts

The following table presents a reconciliation of the net transfers to (from) separate accounts:

	Years Ended December 31,
(in millions)	2023	2022	2021
Transfers to separate accounts	$7,578	$5,439	$7,082
Transfers from separate accounts	(5,500)	(4,330)	(5,400)
Net transfers to (from) separate accounts	2,078	1,109	1,682
Reconciling adjustments:
Deposit-type contracts	—	—	—
Total reconciling adjustments	—	—	—
Transfers as reported in the Statutory Statements of Operations	$2,078	$1,109	$1,682

52

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

13. RESERVES FOR GUARANTEED POLICY BENEFITS AND ENHANCEMENTS

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include GMWB and, to a lesser extent, guaranteed minimum accumulation benefits (“GMAB”), which are no longer offered. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder generally can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract.

Reserves for GMDB, GMIB and GMWB were included in the VACARVM reserves. Total reserves in excess of cash surrender value were $103.1 million and none at December 31, 2023 and 2022, respectively.

GMDB and GMIB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is the Company’s most widely offered benefit; variable annuity contracts may also include GMIB to a lesser extent, which is no longer offered.

GMWB

Certain of the Company’s variable annuity contracts offer optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living.

14. PARTICIPATING POLICY CONTRACTS

Participating policy contracts entitle a policyholder to share in earnings through dividend payments. These contracts represented less than 1.0 percent of gross insurance in-force at December 31, 2023, 2022 and 2021, respectively. Policyholder dividends for the years ended December 31, 2023, 2022 and 2021 were $13 million, $10 million, and $13 million, respectively.

15. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

The following table presents the deferred and uncollected insurance premiums and annuity consideration (before deduction for amounts non-admitted):

	December 31, 2023		December 31, 2022
(in millions)	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$22	$22	$22	$22
Ordinary renewal	(503)	39	(416)	132
Group life	(1)	(1)	(2)	(2)
Total	$(482)	$60	$(396)	$152

53

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

16. REINSURANCE

In the ordinary course of business, the Company utilizes internal and third-party reinsurance transactions to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. Reinsurance agreements do not relieve the Company of its direct obligations to insureds and beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. In addition, the Company assumes reinsurance from other insurance companies.

Reinsurance premiums assumed in 2023, 2022 and 2021 were $4.9 billion, $24.5 billion and $2.3 billion, respectively. Reinsurance premiums ceded in 2023, 2022 and 2021 were $2.5 billion, $2.7 billion and $3.3 billion, respectively. Additionally, reserves on reinsurance assumed were $9.8 billion, $5.5 billion and $4.5 billion at December 31, 2023, 2022 and 2021, respectively. The reserve credit taken on reinsurance ceded was $26.0 billion, $24.4 billion and $24.6 billion at December 31, 2023, 2022 and 2021, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2023 and 2022, the Company’s reinsurance recoverables were $251 million and $270 million, respectively.

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total revenue collected under the reinsured policies.

The Company previously entered into a reinsurance agreement with Hannover Life Reassurance Company of America (“Hannover”) effective July 1, 2016, under which the Company ceded blocks of whole life policies on a coinsurance with funds withheld basis and a block of current assumption universal life business on a yearly renewable term basis. Effective December 31, 2016, the Company recaptured certain term and universal life policies that had been ceded to AGC Life and concurrently amended and restated the July 1, 2016 reinsurance treaty (the “A&R Treaty”) with Hannover to add this in-force term and guaranteed universal life business on a coinsurance basis and additional current assumption universal life on a yearly renewable term basis.

54

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Effective March 31, 2023, the Company recaptured term life business issued from 2017 through 2019 that had previously been ceded to AGC Life on a coinsurance/modified coinsurance basis and concurrently amended the A&R Treaty with Hannover to add this in-force term life business on a coinsurance with funds withheld basis. The Company recognized the net benefit of the recapture and simultaneous cession as a direct credit to surplus of $93 million at March 31, 2023. This increase in surplus will be amortized to income over the life of the treaty.

(in millions)	March 31 Recapture from AGC Life	March 31 Cession to Hannover	Net Impact of Reinsurance

Increase (Decrease)

Summary Of Operations

Premiums	$1,538	$(1,738)	$(200)

Commissions on reinsurance ceded	(1,054)	1054	—

Reserve adjustments on reinsurance ceded	(484)	—	(484)

Total revenue	$—	$(684)	$(684)

Increase in aggregate reserves for life contracts	$1,054	$(1,738)	$(684)

Federal income tax expense (benefit)	(221)	221	—

Net income	$(833)	$833	$—

Capital and Surplus Account

Change in surplus as a result of reinsurance	$—	$93	$93

Effective September 30, 2023, the Company recaptured universal life business issued from 2017 through 2019 that had previously been ceded to AGC Life on a coinsurance/modified coinsurance basis and concurrently amended the A&R Treaty with Hannover to add this in-force universal life business on a coinsurance with funds withheld basis. The Company recognized the net benefit of the recapture and simultaneous cession as a direct credit to surplus of $253 million at September 30, 2023. This increase in surplus will be amortized to income over the life of the treaty.

(in millions)	Sept 30 Recapture from AGC Life	Sept 30 Cession to Hannover	Net Impact of Reinsurance

Increase (Decrease)

Summary Of Operations

Premiums	$2,092	$(2,035)	$57

Commissions on reinsurance ceded	(939)	939	—

Reserve adjustments on reinsurance ceded	(1,153)	—	(1,153)

Total Revenue	$—	$(1,096)	$(1,096)

Increase in aggregate reserves for life contracts	$939	$(2,035)	$(1,096)

Federal income tax expense (benefit)	(197)	197	—

Net Income	$(742)	$742	$—

Capital and Surplus Account

Change in surplus as a result of reinsurance	$—	$253	$253

55

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company previously ceded term and universal life insurance business issued from January 1, 2020 to December 31, 2021 to AGC Life on a coinsurance/modified coinsurance basis. Effective October 1, 2023, AGL recaptured this business, resulting in a $66 million decrease in the Company’s net income.

(in millions)	Oct 1 Recapture from AGC Life

Increase (Decrease)

Summary Of Operations

Premiums	$129

Commissions on reinsurance ceded	(83)

Reserve adjustments on reinsurance ceded	(46)

Total Revenue	$—

Increase in aggregate reserves for life contracts	$83

Federal income tax expense (benefit)	(17)

Net Income	$(66)

The coinsurance/modified coinsurance agreements with AGC Life increased the Company’s pre-tax earnings by $63 million in 2023 (excluding the impact of recaptures). In 2022 and 2021, the coinsurance/modified coinsurance agreements with AGC Life increased the Company’s pre-tax earnings by $91 million and $333 million, respectively.

The Company has a modified coinsurance reinsurance agreement with VALIC, pursuant to which certain blocks of VALIC’s VA business are ceded to the Company. At December 31, 2023 and 2022, the liabilities resulting from the agreement and recorded in the accompanying financial statements were $19.9 billion and $22.4 billion, respectively. In 2023 and 2022, the agreement increased the Company’s pre-tax earnings by $319 million and $120 million (excluding initial accounting), respectively. Related to the agreement, included within Other income are assumed expense risk charges of $393 million and $88 million for 2023 and 2022, respectively.

As of December 31, 2023, and 2022, $22.0 billion and $23.9 billion of the Company’s reserves representing a mix of run-off life and annuity risks were ceded to Fortitude Reinsurance Company Ltd.(“Fortitude Re”) under modified coinsurance agreements.

The Company has an annuity coinsurance/modified coinsurance agreement with Corebridge Bermuda in which Corebridge Bermuda reinsures certain deferred annuity contracts issued between 2003 and 2007. The agreement is such that the Company retains and controls assets held in relation to the related reserve. At December 31, 2023 and 2022, the liabilities resulting from the agreement and recorded in the accompanying financial statements were $4.1 billion and $5.0 billion, respectively. In each of 2023, 2022 and 2021, the agreement decreased the Company’s pre-tax earnings by $1 million.

17. FEDERAL INCOME TAXES

Recent U.S. Tax Law Changes

On August 16, 2022, the U.S. enacted the Inflation Reduction Act of 2022, which finances climate and energy provisions and an extension of enhanced subsidies under the Affordable Care Act with a 15%, CAMT, on adjusted financial statement income for corporations with profits over $1 billion, a 1% stock buyback tax, increased Internal Revenue Service (“IRS”) enforcement funding, and Medicare’s new ability to negotiate prescription drug prices. The AGC Life Insurance Company consolidated federal income tax return group, of which the Company is a member, has determined that as of the reporting date it is an applicable reporting entity for the CAMT.

Although the U.S. Treasury and IRS issued interim CAMT guidance during 2023, many details and specifics of application of the CAMT remain subject to future guidance. The Company’s estimated CAMT liability will continue to be refined based on future guidance.

56

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the components of the net deferred tax assets and liabilities:

	December 31, 2023			December 31, 2022			Change

(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTA	$3,478	$1,993	$5,471	$3,280	$2,472	$5,752	$198	$(479)	$(281)
Statutory valuation allowance adjustment	—	183	183	—	303	303	—	(120)	(120)
Adjusted gross DTA	3,478	1,810	5,288	3,280	2,169	5,449	198	(359)	(161)
DTA non-admitted	2,195	1,810	4,005	1,983	2,169	4,152	212	(359)	(147)
Net admitted DTA	1,283	—	1,283	1,297	—	1,297	(14)	—	(14)
DTL	119	—	119	210	—	210	(91)	—	(91)
Total	$1,164	$—	$1,164	$1,087	$—	$1,087	$77	$—	$77

The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

	December 31, 2023			December 31, 2022			Change

(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Admission calculation components

SSAP 101

Federal income taxes paid in prior years recoverable through loss carry backs	$—	$—	$—	$—	$—	$—	$—	$—	$—

Adjusted gross DTA expected to be realized (excluding amount of DTA from above) after application of the threshold limitation	1,164	—	1,164	1,087	—	1,087	77	—	77

1. Adjusted gross DTA expected to be realized following the reporting date	1,164	—	1,164	1,087	—	1,087	77	—	77

2. Adjusted gross DTA allowed per limitation threshold	—	—	1,164	—	—	1,299	—	—	(135)

Adjusted gross DTA (excluding the amount of DTA from above) offset by gross DTL	119	—	119	210	—	210	(91)	—	(91)

DTA admitted as the result of application of SSAP 101	$1,283	$—	$1,283	$1,297	$—	$1,297	$(14)	$—	$(14)

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

	Years Ended December 31,
($ in millions)	2023	2022
Ratio percentage used to determine recovery period and threshold limitation amount	700%	736%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation amount	$7,759	$8,662

The Company has no tax planning strategies used in the determination of adjusted gross DTA’s or net admitted DTA’s.

The Company’s planning strategy does not include the use of reinsurance.

The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

57

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

	Years Ended December 31,
(in millions)	2023	2022	2021
Current income tax expense

Federal	$(52)	$518	$1,421

Foreign	—	—	1

Subtotal	(52)	518	1,422
Federal income tax on net capital gains (losses)	(170)	(397)	(3)
Federal income tax incurred	(222)	121	1,419

	Years Ended December 31,
(in millions)	2023	2022	Change
Deferred tax assets:

Ordinary:

Policyholder reserves	$1,644	$1,343	$301

Investments	223	243	(20)

Deferred acquisition costs	1,133	1,080	53

Fixed assets	401	102	299

Policyholder Dividend Accruals	4	4	—

Compensation and benefits accrual	42	45	(3)

Tax credit carryforward	—	—	—

Net operating loss carry-forward	1	435	(434)

Other (including items less than 5% of total ordinary tax assets)	30	28	2
Subtotal	3,478	3,280	198

Non-admitted	2,195	1,983	212
Admitted ordinary deferred tax assets	1,283	1,297	(14)
Capital:
Investments	1,993	2,472	(479)
Subtotal	1,993	2,472	(479)

Statutory Valuation Adjustment	183	303	(120)

Non-admitted	1,810	2,169	(359)
Admitted capital deferred tax assets	—	—	—
Admitted deferred tax assets	1,283	1,297	(14)
Deferred tax liabilities:
Ordinary:

Deferred and uncollected premium	56	105	(49)

Policyholder reserves	62	104	(42)

General expense	—	—	—

Other (including items less than 5% of total ordinary tax liabilities)	1	1	—
Subtotal	119	210	(91)
Capital:

Other (including items less than 5% of total capital tax liabilities)	—	—	—
Subtotal	—	$—	$—
Deferred tax liabilities	119	210	(91)
Net deferred tax assets	$1,164	$1,087	77

58

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

(in millions)	Years Ended December 31,		Change
	2023	2022
Total adjusted deferred tax assets	$5,288	$5,449	$(161)
Total deferred tax liabilities	119	210	(91)
Net adjusted deferred tax assets	$5,169	$5,239	(70)
Tax effect of unrealized gains (losses)			126
Change in net deferred income tax			56

The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

	December 31, 2023		December 31, 2022		December 31, 2021

(in millions)	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
Income tax expense at applicable rate	$(16)	21.0%	$191	21.0%	$769	21.0%
Change in valuation adjustment	(120)	154.8	303	33.2	—	—
Disregarded entities	1	(1.2)	(56)	(6.2)	(152)	(4.3)
Amortization of interest maintenance reserve	(82)	105.5	(97)	(10.4)	21	0.6
Surplus adjustments	50	(65.0)	(38)	(4.2)	(17)	(0.5)
Dividend received deduction	(26)	33.2	(14)	(1.6)	(15)	(0.4)
Prior year return true-ups and adjustments	(84)	108.5	(25)	(2.8)	(11)	(0.3)
Other permanent adjustments	(3)	3.8	(8)	(0.9)	11	0.3
Change in non-admitted assets	10	(12.7)	8	0.9	6	0.2
LTIP shortfall deduction	(8)	10.7	(4)	(0.4)	2	0.1
Separation adjustment on pensions	$—	—	$(99)	(10.9)	$—	—
Statutory income tax expense (benefit)	$(278)	358.6%	$161	17.7%	$614	16.7%

Federal income taxes incurred	$(222)	286.4%	$121	13.3%	$1,419	38.7%
Change in net deferred income taxes	(56)	72.2	40	4.4	(805)	(22.0)
Total statutory income taxes	$(278)	358.6%	$161	17.7%	$614	16.7%

At December 31, 2023, the Company had no foreign tax credit carryforwards.

At December 31, 2023, the Company had U.S federal operating loss carryforwards of $0.6 million.

At December 31, 2023, the Company had no capital loss carryforwards.

At December 31, 2023, the Company had no alternative minimum tax credits.

At December 31, 2023, the Company had no general business credit carryforwards.

At December 31, 2023, the Company had no CAMT credits.

The following table presents income tax incurred that is available for recoupment in the event of future net losses:

(in millions)
December 31,	Capital
2021	$532
2022	—
2023	—
Total	$532

In general, realization of DTAs depends on a company’s ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its

59

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

ability to realize DTAs of $5.5 billion and concluded that $183 million valuation allowance was required at December 31, 2023. The Company had concluded that $303 million valuation allowance was required on the DTAs of $5.8 billion at December 31, 2022.

The Company had no deposits admitted under Internal Revenue Code Section 6603.

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

(in millions)	Years Ended December 31,
	2023	2022
Gross unrecognized tax benefits at beginning of year	$7	$7
Increases in tax position for prior years	—	—
Decreases in tax position for prior years	—	—
Gross unrecognized tax benefits at end of year	$7	$7

At December 31, 2023 and 2022, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $7 million & $7 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2023 and 2022, the Company had accrued liabilities of $(0.1) million, respectively, for the payment of interest (net of the federal benefit) and penalties. In 2023 and 2022, the Company did not recognize any expense of interest (net of the federal benefit) and penalties. In 2021, the Company recognized benefit of interest (net of the federal expense) and penalties of $7 million.

The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2023, such proposed adjustments would not have resulted in a material change to the Company’s financial condition, although it is possible that the effect could be material to the Company’s results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.

The Company is currently under IRS examinations for the taxable years 2011-2019 and engaging in the IRS Appeals process in regard to years 2007-2010. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company’s taxable years 2007-2022 remain subject to examination by major tax jurisdictions.

The Company is not subject to the repatriation transition tax for the year ended December 31, 2023.

For the period prior to the Corebridge IPO on September 19, 2022, the Company joined in the filing of a consolidated federal income tax return with AIG. For the period following the IPO, the Company will join with AGC Life, VALIC, USL and Corebridge Bermuda in filing a consolidated life company federal income tax return.

The Company has a written agreement with both parent entities, AIG and AGC Life, under which each subsidiary agrees to pay the parent company an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary’s separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary’s separate return tax liability over the allocated consolidated tax liability. Both AIG and AGC Life agree to pay each subsidiary for the tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

The Company may be charged with a portion of CAMT incurred by the AGC Life consolidated group (or credited with a portion of the consolidated group’s CAMT credit utilization).

60

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

18. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer’s statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer’s RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer’s size, but also on the risk profile of the insurer’s operations. At December 31, 2023, the Company exceeded RBC requirements that would require any regulatory action.

The Company is subject to the Texas Insurance Code (“TIC”), which imposes certain restrictions on shareholder dividends. Pursuant to TIC 823.107, the maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which can be paid by the Company without prior approval of the Texas Insurance Commissioner (the “Commissioner”), is the greater of (i) 10% of its policyholder surplus as of the end of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year (excluding realized gains), not including pro rata distributions of such insurance company’s own securities. The Company will be permitted to pay a dividend to its shareholder in excess of the greater of such two amounts (i.e., an extraordinary dividend) only if it files notice of the declaration of such an extraordinary dividend and the amount thereof with the Commissioner and the Commissioner either approves the distribution of the extraordinary dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (“unassigned funds (surplus)”) calculated as of the most recent financial information available would require the filing of a notice of an extraordinary dividend with the Commissioner.

The maximum amount, before considering the dividend test discussed below, that would qualify as an ordinary dividend, which would consequently be free from restriction and available for payment of dividends to AGC Life (as immediate parent company), by the Company in 2024 is $892 million. The estimated ordinary dividend capacity of the Company is further limited by the fact that the dividend test under Texas insurance law is based on dividends previously paid over a rolling twelve-month period. Consequently, depending on the actual payment dates during 2024, some or all of the dividends estimated to be ordinary in 2024 may require regulatory approval or non-disapproval. Dividend payments in excess of positive retained earnings are classified and reported as a return of capital.

61

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2023, 2022 and 2021:

Date	Type	Cash or Non-cash	Amount (in millions)
2023
March 27, 2023	Ordinary	Cash	$500
June 20, 2023	Ordinary	Cash	500
September 19, 2023	Ordinary	Cash	500
December 20 2023	Ordinary	Cash	481
December 20 2023	Extraordinary	Cash	19

2022
March 28, 2022	Ordinary	Cash	$400
June 24, 2022	Ordinary	Cash	400

2021
March 15, 2021	Ordinary	Cash	$199
June 15, 2021	Ordinary	Cash	266
September 24, 2021	Ordinary	Cash	214
December 22, 2021	Extraordinary	Non-Cash	295
December 27, 2021	Ordinary	Cash	71

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding at December 31, 2023.

19. RETIREMENT AND SHARE-BASED AND DEFERRED COMPENSATION

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.

Employee Retirement and Postretirement Benefit Plans

Certain employees and retirees of the Company participated in various AIG-sponsored defined benefit pension and postretirement plans. AIG, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans; its obligation results from AIG’s allocation of the Company’s share of expenses from the plans based on participants’ earnings for the pension plans and on estimated claims less contributions from participants for the postretirement plans.

The following table presents information about employee-related costs (expense credits) allocated to the Company:

	Years Ended December 31,
(in millions)	2023	2022	2021
Defined benefit plans	$7	$(9)	$(11)
Postretirement medical and life insurance plans	—	1	1
Total	$7	$(8)	$(10)

Defined Contribution Plan

Prior to August 22, 2022, the Company’s employees participated in AIG’s qualified defined contribution plan that provided for contributions by employees, as well as an employer contribution. On August 22, 2022, participants’ accounts in the AIG plan were transferred to the Corebridge Financial Inc. Retirement Savings 401(k) Plan.

The 401(k) plan provides ~~fo~~r pre-tax salary reduction contributions by its U.S. employees. Employer matching contributions of 100 percent were made on the first six percent of participant contributions, subject to IRS-imposed limitations, and an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of

62

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

the participant’s annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations.

The Company’s pre-tax expense associated with this plan was $23 million, $28 million and $27 million in 2023, 2022 and 2021, respectively.

Share-based and Deferred Compensation Plans

Prior to the IPO, certain Corebridge employees received grants of equity awards under the AIG Long Term Incentive Plan (as amended) and its predecessor plan, the AIG 2013 Long Term Incentive Plan, which are governed by the AIG 2013 Omnibus Incentive Plan. The value of AIG equity awards are linked to the performance of AIG’s common stock. AIG granted equity awards to the Company’s employees primarily in the form of AIG restricted stock units (“RSUs”) but also granted AIG performance share units (“PSUs”) and AIG stock options to certain executives. AIG RSUs that were held by the Company’s active employees on September 14, 2022 (the pricing date for the IPO) were converted into RSUs linked to the performance of Corebridge stock (“Corebridge RSUs”), on terms and conditions that are substantially the same as the corresponding AIG RSUs, with the number of AIG RSUs adjusted in a manner intended to preserve their intrinsic value as of immediately before and immediately following the conversion (subject to rounding).

Following the IPO, the Company’s employees participate in several stock compensation programs under the Corebridge Financial, Inc. Long-term Incentive Plan (each as applicable, the “LTIP”), which are governed by the Corebridge Financial, Inc. 2022 Omnibus Incentive Plan, as amended and restated on February 16, 2023. Corebridge’s LTIP provides for an annual award to certain employees, including senior executive officers and other highly compensated employees, that may comprise a combination of one or more of the following units: RSUs or stock options. RSUs and stock options are earned based solely on continued service by the participant and vesting occurs in three equal installments on the first, second and third anniversaries of the grant date.

The Company recognized compensation expenses of $23 million, $31 million and $28 million for the years ending December 31, 2023, 2022 and 2021, respectively, on the grant date of the awards.

20. DEBT

The Company is a member of the Federal Home Loan Bank (“FHLB”) of Dallas. Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company’s ownership in the FHLB stock is reported as common stock.

Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company’s obligations under agreements entered into with the FHLB.

Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws.

The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company’s liability under advances borrowed. The Company’s net borrowing capacity at December 31, 2023 is $2 billion

The following table presents the aggregate carrying value of stock held with the FHLB of Dallas and the classification of the stock:

	December 31,
(in millions)	2023	2022
Membership stock - Class B	$7	$7
Activity stock	183	141
Excess stock	5	15
Total	$195	$163

Actual or estimated borrowing capacity as determined by the insurer	$6,536	$5,525

The Company did not hold any Class A at December 31, 2023 or 2022.

63

The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

	December 31, 2023		December 31, 2022
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Amount pledged	$6,938	$6,239	$5,043	$4,432

Maximum amount pledged during reporting period	7,070	6,098	5,131	4,486

The Company’s borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

The following table presents the outstanding funding agreements and maximum borrowings from the FHLB:

	December 31,
(in millions)	2023	2022
Amount outstanding	$4,475	$3,448
Maximum amount borrowed during reporting period	$4,475	$3,448

While the funding agreements are presented herein to show all amounts received from FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company’s intent is to earn a spread and not to fund operations. The Company had no debt outstanding with the FHLB at December 31, 2023 or 2022.

The following table reflects the principal amounts of the funding agreements issued to the FHLB:

(in millions)
Funding Agreements	Date Issued	Amounts
10-year floating rate	February 15, 2018	$1,148

10-year floating rate	February 15, 2018	1,277

10-year floating rate	February 15, 2018	175

10-year floating rate	February 6, 2018	87

10-year floating rate	January 25, 2018	31

10-year floating rate	May 23, 2017	52

10-year floating rate	January 31, 2017	67

10-year floating rate	January 12, 2017	57

10-year floating rate	June 14, 2016	254

5-year fixed rate	August 25, 2022	300

5-year fixed rate	March 01, 2023	506

5-year fixed rate	September 12, 2023	521

21. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had commitments to provide funding to various limited partnerships totaling $2.9 billion and at December 31, 2023 and $3.2 billion at December 31, 2022. The commitments to invest in limited partnerships and other funds may be called at the discretion of each fund, as needed and subject to the provisions of such fund’s governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2023, $1.4 billion are currently expected to expire in 2024, and the remainder by 2029 based on the expected life cycle of the related funds and the Company’s historical funding trends for such commitments.

At December 31, 2023 and 2022, the Company had $2.8 billion and $3.8 billion, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans. Of

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the total current commitments, $1.0 billion are expected to expire in 2024 and the remainder by 2036, based on the expected life cycle of the related loans and the Company’s historical funding trends for such commitments.

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates over the next several years. At December 31, 2023, the future minimum lease payments under the operating leases are as follows:

(in millions)
2024	$6
2025	6
2026	6
2027	2
2028	2
Thereafter	—
Total	$22

Rent expense was $15 million, $16 million and $18 million in 2023, 2022 and 2021, respectively.

Contingencies

Legal Matters

Certain reinsurers have sought rate increases on certain yearly renewable term agreements. The Company is disputing the requested rate increases under these agreements. Certain reinsurers with whom the Company has disputes have initiated arbitration proceedings against the Company, and others may initiate them in the future. To the extent reinsurers have sought retroactive premium increases, the Company has accrued its current estimate of probable loss with respect to these matters.

AGL continues to defend against Moriarty v. American General Life Insurance Co. (S.D. Cal.), a putative class action involving Sections 10113.71 and 10113.72 of the California Insurance Code which was instituted against AGL on July 18, 2017. In general, those statutes require that for life-insurance policies issued and delivered in California: (1) the policy must contain a 60-day grace period during which the policy remains in force; (2) the insurer must provide a 30-day pre-lapse notice; and (3) the insurer must notify policy owners of the right to designate a secondary recipient for lapse notices. The Moriarty plaintiff contends AGL did not comply with these requirements for a policy issued before these statutes went into effect. The plaintiff seeks damages and other relief. AGL asserts various defenses to the plaintiff’s claims and to class certification. In 2022, the District Court held a trial was necessary to determine whether AGL was liable, and it denied class certification. In May 2023, the case was reassigned to a new judge. On August 14, 2023, the District Court granted the plaintiff’s motion for summary judgment on the plaintiff’s breach-of-contract claim. On September 26, 2023, the District Court decided that good cause exists to allow the plaintiff to file a third motion for class certification. At the same time, however, the District Court certified its August 14, 2013 order for interlocutory appeal to the Ninth Circuit and stayed trial-court proceedings pending the outcome of AGL’s appeal. The Ninth Circuit granted AGL’s petition for interlocutory appeal on November 21, 2023. Briefing in the Ninth Circuit appeal is expected to be complete in mid-2024, with a decision by the Ninth Circuit at some time after that.

AGL is defending other actions in California involving similar issues: Allen v. Protective Life Insurance Co. (E.D. Cal.), filed on June 6, 2022, in which the individual plaintiff filed a motion on August 11, 2023 seeking leave to amend the complaint to add class-action allegations against AGL; and Chuck v. American General Life Insurance Co. (C.D. Cal.), which was filed on September 6, 2023 as a putative class action. However, Plaintiff filed an amended complaint on January 8, 2024 dropping the class action allegation against AGL and adding a sales agent as a defendant.

These cases are in the early stages, and AGL expects their progress will be influenced by future developments in Moriarty and cases against other insurers involving the same statutes.

AGL has accrued its current estimate of probable loss with respect to these litigation matters.

Various other lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company’s financial position, results of operations or cash flows.

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Regulatory Matters

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations, and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations, or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Other Contingencies

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments (“GFA”) when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future GFA, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

The Company accrued $41 million and $39 million for GFA at December 31, 2023 and 2022, respectively. The Company has recorded receivables of $31 million and $31 million at December 31, 2023 and 2022, respectively, for expected recoveries against the payment of future premium taxes.

During 1997 and 1998, the Company participated in a workers’ compensation underwriting pool with a third party insurance company. Both companies share equally in the pool. Collectively, the workers’ compensation business is assumed from over 50 ceding companies and retro-ceded to 15 programs. The business covers risks primarily from the 1997 and 1998 underwriting years but also includes risk from the 1996 underwriting year. There were no reinsurance recoverables on claim liabilities and reserves included in these financial statements related to the workers’ compensation business at both December 31, 2023 and 2022. While not included in these statutory financial statements, the Company is contingently liable for losses incurred by its 50 percent pool participant should that third party become insolvent or otherwise unable to meet its obligations under the pool agreement.

At December 31, 2023 and 2022, the Company had admitted assets of $62 million and $153 million, respectively, in premiums receivable due from policyholders (or agents). The Company routinely evaluates the collectability of these receivables. Based upon Company experience, the potential for any loss is not believed to be material to the Company’s financial condition.

The Company did not receive any business interruption insurance recoveries during the periods covered by this report.

22. RELATED PARTY TRANSACTIONS

Sale of Retail Mutual Funds Business

On February 8, 2021, Corebridge announced the execution of a definitive agreement with Touchstone Investments, Inc. (“Touchstone”), an indirect wholly owned subsidiary of Western & Southern Financial Group, to sell certain assets of its retail mutual funds business. This sale consisted of the reorganization of twelve of the retail mutual funds managed by the Company’s subsidiary SunAmerica Asset Management, LLC (“SAAMCo”) into certain Touchstone funds. Concurrently, the twelve retail mutual funds managed by SAAMCo, with $6.8 billion in assets, were reorganized into Touchstone funds. Additional consideration has been and may be earned over a three-year period based on asset levels in certain reorganized funds. Six retail mutual funds managed by SAAMCo and not included in the transaction were liquidated. Corebridge continues to retain its fund management platform and capabilities dedicated to its variable annuity insurance products.

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Events Related to AIG and Corebridge

Separation of Life and Retirement Business from AIG and Relationship with Blackstone

On September 19, 2022, Corebridge completed an IPO in which AIG sold 80 million shares of Corebridge common stock to the public. Since the IPO, AIG has sold 159.8 million shares of Corebridge common stock and Corebridge has repurchased 17.2 million shares of its common stock from AIG. As of December 31, 2023, AIG owns 52.2% of outstanding common stock of Corebridge.

On November 2, 2021, Argon Holdco LLC (“Argon”), a wholly-owned subsidiary of Blackstone, Inc. (“Blackstone”), acquired a 9.9% equity stake in Corebridge and Corebridge entered into a long-term asset management relationship with Blackstone ISG-1 Advisors L.L.C (“Blackstone IM”). Pursuant to the partnership, Corebridge initially transferred $50 billion in book value of assets in its consolidated investment portfolio to Blackstone IM, with that amount to increase to an aggregate of $92.5 billion by the third quarter of 2027. As of December 31, 2023, Blackstone IM managed approximately $55.4 billion in book value of assets in Corebridge’s investment portfolio.

Pursuant to the Stockholders’ Agreement that Corebridge entered into with AIG and Argon at the time of acquisition of Argon’s Corebridge equity stake, Argon may not sell its ownership interest in Corebridge subject to exceptions permitting Argon to sell 25%, 67% and 75% of its shares after the first, second and third anniversaries, respectively, of the IPO, with the transfer restrictions terminating in full on the fifth anniversary of the IPO. Also, until Argon no longer owns at least 50% of its initial investment in Corebridge, it will have the right to designate for nomination for election one member of the Corebridge Board of Directors.

Prior to the IPO, Corebridge and certain U.S. subsidiaries were included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined or unitary basis. The provision for income taxes is calculated on a separate return basis. Following the IPO, AIG owns a less than 80% interest in Corebridge, resulting in tax deconsolidation of Corebridge from the AIG Consolidated Tax Group and in a small minority of state jurisdictions which follow federal consolidation rules, the most significant being Florida. In addition, under the applicable law, AGC Life and its directly owned life insurance subsidiaries (the “AGC Group”) will not be permitted to join in the filing of a U.S. consolidated federal income tax return with other subsidiaries (collectively, the “Non-Life Group”) for the five year waiting period. Instead, the AGC Group is expected to file separately as members of the AGC consolidated U.S. federal income tax return during the five-year waiting period. Following the five-year waiting period, the AGC Group is expected to join the U.S. consolidated federal income tax return with the Non-Life Group.

Investment Management Agreements with BlackRock

Since April 2022, certain of the Corebridge insurers, including the Company, entered into investment management agreements with BlackRock Financial Management, Inc. (“BlackRock”) and its investment advisory affiliates. Under the investment management agreements with BlackRock, Corebridge completed the transfer of the management of liquid fixed income and certain private placement assets to BlackRock in 2022. As of December 31, 2023, BlackRock managed approximately $85.3 billion in book value of assets in Corebridge’s consolidated investment portfolio. In addition, liquid fixed income assets associated with the Fortitude Re portfolio were separately transferred to BlackRock for management in 2023. The investment management agreements contain detailed investment guidelines and reporting requirements. These agreements also contain reasonable and customary representations and warranties, standard of care, expense reimbursement, liability, indemnity and other provisions.

American Home and National Union Guarantees

The Company has a General Guarantee Agreement with American Home Assurance Company (“American Home”), an indirect wholly owned subsidiary of AIG. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies the Company issued between March 3, 2003 and December 29, 2006.

The Company, as successor-in-interest to American General Life and Accident Insurance Company (“AGLA”) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.

The Company, as successor-in-interest to SunAmerica Annuity and Life Assurance Company (“SAAL”) and SunAmerica Life Insurance Company (“SALIC”) has a General Guarantee Agreement with American Home. Pursuant to the terms of

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this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.

The Company, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (“AIG Life”), has a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (“National Union”), an indirect wholly owned subsidiary of AIG. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life Holding, Inc. between July 13, 1998 and April 30, 2010.

Cut-Through Agreement

The Company and Corebridge Bermuda entered into a Cut-through Agreement in which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event Corebridge Bermuda becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by Corebridge Bermuda. The Cut-through Agreement was approved by the TDI. The amount of the retained liability on Corebridge Bermuda’s books related to this agreement was approximately $320,000 and $330,000 for the years ending December 31, 2023 and 2022. The Company believes the probability of loss under this agreement is remote. No liability has been recognized in relation to this guarantee due to immateriality.

Affiliate Transactions

Effective January 1, 2011, the Company entered into a Reinsurance Agreement with AGC Life pursuant to which certain blocks of life business issued by the Company were ceded to AGC Life. The Reinsurance Agreement was non-disapproved by the TDI and Missouri Department of Commerce and Insurance (“MDCI”). Amendment 29 to the reinsurance agreement was approved by the TDI and MDCI effective December 31, 2020 to add certain term and universal life policies issued by AGL on or after January 1, 2020 to the reinsurance agreement. Amendment 29 was closed to new business as of December 31, 2021. Effective March 31, 2023, the Company recaptured certain XXX business issued from 2017 through 2019 from the treaty and concurrently ceded the business to an external reinsurer. Effective September 30, 2023, the Company recaptured certain AXXX business from the treaty issued from 2017 through 2019 and concurrently ceded the business to an external reinsurer. Effective October 1, 2023, the Company recaptured certain term and universal life business issued from 2020 through 2021 from the treaty.

Effective October 1, 2022, the Company entered into a modified coinsurance reinsurance agreement with VALIC, pursuant to which certain blocks of VALIC’s VA business were ceded to the Company. The ceded reserves and assets supporting the reserves remain on VALIC’s balance sheet, pursuant to the modified coinsurance structure. The business covered by the agreement includes substantially all of VALIC’s VA contracts, excluding those issued by VALIC in the State of New York and those that have been previously assumed (through reinsurance) by VALIC. At inception, VALIC ceded $22.9 billion of reserves and received a ceding commission of $1.5 billion from the Company representing the embedded profits in the business ceded. The majority of the initial ceding commission was recognized directly in surplus on an after-tax basis, while a portion of the ceding commission ($0.3 billion) was recognized as Commission and expense allowances on reinsurance ceded in the Summary of Operations as an offset to the related tax expense. The after-tax surplus impact will be amortized over the life of the treaty as the after-tax profits emerge on the reinsured business and will be recognized as Commission and expense allowances on reinsurance ceded in the Summary of Operations, offset by a corresponding charge to change in surplus as a result of reinsurance with no net impact on capital and surplus. After contract inception, the Company paid a ceding commission and expense allowance to reimburse VALIC for its commissions, related issue and policy administration expenses. The agreement was non-disapproved by the TDI. The agreement allows the Company and VALIC to more efficiently manage the reserve and capital requirements for their VA business.

In December 2022, the Company received capital contributions of $1.9 billion from AGC Life in connection with the Company and VALIC reinsurance transaction.

During 2023, the Company purchased $396 million and sold $10 million of securities, at fair market value, from or to one or more of its affiliates in the ordinary course of business.

On January 2, 2020, the Company sold its Houston Campus properties to an affiliate, 2929 REH, a newly formed limited liability company incorporated in the state of Texas. 2929 REH is owned by AIG Life Holdings, Inc. and Knickerbocker Corporation, a Texas corporation wholly owned by Corebridge Life Holdings. The sale of the properties is treated as a sale and leaseback transaction pursuant to SSAP 22R. The gain on sale of $253 million was recognized directly to

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special surplus funds and is subsequently amortized to unassigned surplus over a 10 year period. Amortization for the years ending December 31, 2023 and 2022 was $25 million each year.

Corebridge Life Holdings issued two senior promissory notes to the Company in the amount of $150,000,000 and $200,000,000 (“2019 Promissory Notes”) respectively in exchange for cash. Each of the promissory notes was supported by a guarantee issued by AIG for the benefit of the Company, with maturity dates of five and four years, respectively, and interest rates of 2.52% and 2.40% per year, respectively. On December 30, 2019, the TDI issued a letter allowing AGL to record the total amounts due under each promissory note as an admitted asset for the period ending March 31, 2020 and in each subsequent quarter thereafter subject to certain conditions and in accordance with applicable provisions of SSAP No. 25. On August 1, 2023, the guarantee of these promissory notes was novated from AIG to Corebridge. Effective January 2, 2024, Corebridge Life Holdings amended and restated the $200,000,000 promissory note to the Company, extending the note term for five years and updating the interest rate to 5.314%. The amended and restated promissory note was supported by an amended and restated guarantee issued by Corebridge for the benefit of the Company. On January 8, 2024, the TDI issued a letter allowing the Company to record the total amounts due under the amended and restated promissory note as an admitted asset for the period ending March 31, 2024, and in each subsequent quarter thereafter subject to certain conditions and in accordance with applicable provisions of SSAP No. 25.

On May 18, 2022, SAFG Capital LLC, a subsidiary of Corebridge, issued a senior promissory to the Company in the amount of up to $150,000,000. The promissory note is supported by a guarantee issued by Corebridge for the benefit of the Company. The promissory note has a maturity date and a rate per annum equal to term SOFR plus a total spread as defined in the agreement.

In 2018, AGLIC Investments Bermuda Limited, a Bermuda corporation (“AGLIC Bermuda”) was formed by the Company as an investment subsidiary under Texas Insurance Code Section 823.255. The Company made capital contributions of $11 million, $76 million, and $263 million in 2023, 2022 and 2021, respectively. AGLIC Bermuda made distributions to the Company of $738 million in 2023, $214 million in 2022 and $113 million in 2021.

At December 31, 2023, the Company’s unfunded capital commitment to US Fund I, US Fund II, US Fund III, US Fund IV, Europe Fund I and Europe Fund II (which are managed by an affiliate) were approximately $86.9 million, $73.8 million, $73.3 million ,$142.1 million, $49.8 million and $83.7 million, respectively.

At December 31, 2022, the Company’s unfunded capital commitment to US Fund I, US Fund II, US Fund III, US Fund IV, Europe Fund I and Europe Fund II were approximately $86.9 million, $79 million, $191 million, $75.8 million, $47 million and $179 million, respectively.

Financing Agreements

On May 17, 2022, the Company and certain of its affiliates entered into a revolving loan facility with Corebridge, pursuant to which the Company and each such affiliate can, on a several basis, borrow monies from Corebridge (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500,000,000.The loan facility also sets forth individual borrowing limits for each borrower, with the Company’s maximum borrowing limit being $500,000,000.

At both December 31, 2023 and 2022, the Company did not have a balance outstanding under this facility.

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Investments in Subsidiary, Controlled and Affiliated Entities

The following table presents information regarding the Company’s investments in non-insurance SCA entities as of December 31, 2023:

(in millions)	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of NAIC Filing

AGL LOAN INVESTMENTS CORPORATION	$69	$—	$69	5/7/2020
AIG Direct - SER B	1	1	—	NA
AIG Direct - SER A	1	1	—	NA
AGLIC INVESTMENTS BERMUDA LTD.	1	—	1	10/3/2020
AIG Direct - NON VOTING	1	1	—	NA
American Gen Annuity Svc Corp	—	—	—	NA
UG Corp COM	—	—	—	NA
AGL Alternative Holdings, LLC	270	—	270
SA Affordable Housing LLC	207	—	207	NA
SunAmerica Asset Management LLC	27	—	27	NA
Corebridge Commercial Real Estate Lending Holdings, LLC	2	—	2	NA
SunAmerica Investors 3, LP	65	—	65	NA
GRE LB Industrial Joint Venture II, LP	33	—	33	NA
Corebridge Europe Real Estate Fund II LR Feeder, LLC	95	—	95	NA
Bayshore PII Company LLC	9	—	9	NA
Corebridge U.S. Real Estate Fund IV Development Sidecar LP	48	—	48	NA
SPAIG North Williams, LLC	(3)	—	(3)	NA
Clinton Grand Holdings LLC	8	—	8	NA
AIG LIQUID ALTERNATIVE EQUITY ALPHA FUND, LLC	1	—	1	NA
Corebridge U.S. Real Estate Fund III, LP	154	—	154	NA
Corebridge U.S. Real Estate Fund IV, LP	179	—	179	NA
Touchdown MGP, LLC	—	—	—	NA
Corebridge Europe Real Estate Fund I S.C.SP	25	—	25	NA
Bayshore Shopping Center JV LLC	24	—	24	NA
Corebridge U.S. Real Estate Fund II, LP	102	—	102	NA
Corebridge REI LB Southeast Industrial JV LLC	74	—	74	NA
Corebridge U.S. Real Estate Fund I, LP	(26)	—	(26)	NA
Branch Retail Partners II, LP	(1)	—	(1)	NA
Corebridge Bartlett Investor II LLC	1	—	1	NA
Corebridge Papermill Investor II LLC	1	—	1	NA
Corebridge U.S. LT Apartments JV, LP	34	—	34	NA
Total	$1,402	$3	$1,399

Operating Agreements

The Company has investments in a Liquidity Pool in which funds are managed by an affiliate, AIG Asset Management (U.S.), LLC, in the amount of $856 million and $585 million at December 31, 2023 and 2022, respectively.

Pursuant to service and expense agreements, AIG, Corebridge and affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to AIG, Corebridge or the affiliate providing the service. The Company was charged $48 million, $69 million and $134 million under such agreements in 2023, 2022 and 2021, respectively.

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Pursuant to an amended and restated investment advisory agreement, the majority of the Company’s invested assets are managed by an affiliate. The investment management fees incurred were $119 million in 2023, $112 million in 2022 and $102 million in 2021.

The majority of the Company’s Swap agreements are entered into with an affiliated counterparty, AIG Markets, Inc. and Corebridge Markets, Inc. (See Note 8).

Other

The Company engages in structured settlement transactions, certain of which involve affiliated property and casualty insurance companies that are subsidiaries of AIG. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity issued by the Company for the ultimate benefit of the claimant. In certain structured settlement arrangements, the affiliated property and casualty insurance company remains contingently liable for the payments to the claimant.

23. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through April 18, 2024, the date the financial statements were issued.

On March 11, 2024, Corebridge entered into an Amendment and Waiver of Consent and Voting Rights (the “Amendment and Waiver”) with AIG and certain affiliates of Argon and Blackstone that (i) amends the Stockholders Agreement, dated as of November 2, 2021, between Corebridge, AIG and Argon such that Argon shall have no right to consent to any repurchase of shares of common stock of Corebridge, par value $0.01 per share (“Corebridge Common Stock”) if such repurchase would result in Argon owning, of record, more than 9.9% of the then-outstanding Corebridge Common Stock, provided that, no such repurchase will be permitted if it would result in Argon owning, of record, more than 14.9% of the then-outstanding Corebridge Common Stock and (ii) waives the right of Argon, Blackstone and certain of their affiliates to vote or act by written consent with respect to any shares of Corebridge Common Stock owned by them from time to time.

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Supplemental Information

72

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA

(in millions)	December 31, 2023
Investment income earned:
Government bonds	$42
Other bonds (unaffiliated)	5,217
Bonds of affiliates	13
Preferred stocks (unaffiliated)	2
Common stocks (unaffiliated)	11
Common stocks of affiliates	25
Cash and short-term investments	57
Mortgage loans	1,449
Real estate	4
Contract loans	78
Other invested assets	335
Derivative instruments	(283)
Miscellaneous income	10
Gross investment income	$6,960

Real estate owned - book value less encumbrances	$75

Mortgage loans - book value:
Commercial mortgages	$23,562
Residential mortgages	5,601
Mezzanine loans	844
Affiliated residential mortgages	—
Total mortgage loans	$30,007

Mortgage loans by standing - book value:
Good standing	$29,676
Good standing with restructured terms	307
Interest overdue more than 90 days, not in foreclosure	17
Foreclosure in process	7
Total mortgage loans	$30,007

Partnerships - statement value	$6,556

Bonds and stocks of parents, subsidiaries and affiliates - statement value:
Bonds	$366
Common stocks	73

Bonds, short-term and cash equivalent bond investments by class and maturity:
Bonds, short-term and cash equivalent bond investments by maturity - statement value:
Due within one year or less	$5,622
Over 1 year through 5 years	29,992
Over 5 years through 10 years	29,009
Over 10 years through 20 years	20,066
Over 20 years	27,574
Total maturity	$112,263

Bonds, short-term and cash equivalent bond investments by class - statement value:
Class 1	$67,401
Class 2	38,494
Class 3	3,480
Class 4	2,638
Class 5	225
Class 6	25
Total by class	$112,263

Total bonds, short-term and cash equivalent bond investments publicly traded	52,674
Total bonds, short-term and cash equivalent bond investments privately traded	59,590

Preferred stocks - statement value	$80
Common stocks - market value	266
Short-term investments - book value	122
Cash equivalents - book value	856
Options, caps and floors owned - statement value	1,414
Collar, swap and forward agreements open - statement value	(487)
Futures contracts open - current value	4
Cash on deposit	(78)

73

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA - (Continued)

(in millions)	December 31, 2023
Life insurance in-force:
Industrial	$696
Ordinary	263,929
Credit	—
Group	3,274

Amount of accidental death insurance in-force under ordinary policies	4,467

Life insurance policies with disability provisions in-force:
Industrial	195
Ordinary	37,623
Group life	30

Supplementary contracts in-force:
Ordinary - not involving life contingencies:
Amount on deposit	651
Income payable	299

Ordinary - involving life contingencies:
Amount on deposit	270
Income payable	113

Group - not involving life contingencies:
Amount on deposit	1

Annuities:
Ordinary:
Immediate - amount of income payable	$1,408
Deferred, fully paid - account balance	71,226
Deferred, not fully paid - account balance	36,165

Group:
Amount of income payable	615
Fully paid - account balance	630
Not fully paid - account balance	15,587

Accident and health insurance - premiums in-force:
Other	$64
Group	—
Credit	—

Deposit funds and dividend accumulations:
Deposit funds - account balance	$8,907
Dividend accumulations - account balance	488

Claim payments in 2022
Group accident & health:
2023	$—
2022	—
2021	—
2020	—
2019	—
Prior	166

Other accident & health:
2023	12
2022	(1)
2021	(80)
2020	(58)
2019	(14)
Prior	427

74

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

DECEMBER 31, 2023

(in millions)

1. The Company’s total admitted assets as of December 31, 2023 are $229.8 billion.

The Company’s total admitted assets, excluding separate accounts, as of December 31, 2023 are $161 billion.

2. Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets

a. Carlyle Group	OIA	$1,513	0.90%

b. Senior Direct Lending Program LLC	BONDS	908	0.60

c. Corebridge Real Estate Investors Inc.	OIA	769	0.50

d. Amazon.com, Inc.	BONDS	602	0.40

e. Duke Energy Corporation	BONDS	560	0.30

f. American Electric Power Company, Inc.	BONDS	491	0.30

g. Exelon Corporation	BONDS	491	0.30

h. Southern Company, The	BONDS	458	0.30

i. Microsoft Corporation	BONDS	438	0.30

j. CVS Health Corporation	BONDS	429	0.30

3. The Company’s total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

Bonds and Short-Term Investments			Preferred Stocks

NAIC Rating	Amount	Percentage of Total Admitted Assets	NAIC Rating	Amount	Percentage of Total Admitted Assets
NAIC - 1	$67,401	41.90%	P/RP - 1	$76	—%
NAIC - 2	38,494	23.90	P/RP - 2	4	—
NAIC - 3	3,480	2.20	P/RP - 3	—	—
NAIC - 4	2,638	1.60	P/RP - 4	—	—
NAIC - 5	225	0.10	P/RP - 5	1	—
NAIC - 6	25	—	P/RP - 6	—	—

4.  Assets held in foreign investments:

	Amount	Percentage of Total Admitted Assets
a. Total admitted assets held in foreign investments	$27,858	17.30%
b. Foreign currency denominated investments	11,584	7.20
c. Insurance liabilities denominated in that same foreign currency	—	—

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1	$25,729	16.00%
b. Countries rated NAIC - 2	1,471	0.90
c. Countries rated NAIC - 3 or below	657	0.40

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AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2023

(in millions)

6. Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1
Country 1: United Kingdom	$6,489	4.00%
Country 2: Cayman Islands	4,755	3.00
b. Countries rated NAIC - 2
Country 1: Mexico	467	0.30
Country 2: Indonesia	251	0.20
c. Countries rated NAIC - 3 or below
Country 1: Colombia	188	0.10
Country 2: British Virgin Islands	94	0.10

7. Aggregate unhedged foreign currency exposure:

	Amount	Percentage of Total Admitted Assets
Aggregate unhedged foreign currency exposure	$11,584	7.20%

 8.  Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1	$11,577	7.20%
b. Countries rated NAIC - 2	5	—
c. Countries rated NAIC - 3 or below	2	—

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
a. Countries rated NAIC - 1
Country 1: United Kingdom	$4,907	3.00%
Country 2: Ireland	2,270	1.40
b. Countries rated NAIC - 2
Country 1: Peru	3	—
Country 2: Mexico	2	—
c. Countries rated NAIC - 3 or below
Country 1: Brazil	2	—
Country 2:	—	—

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AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2023

(in millions)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

		NAIC Rating	Amount	Percentage of Total Admitted Assets

a.	5555233	MORTGAGE LOAN	$390	0.20%

b.	Granite DEBTCO 9 Limited	MORTGAGE LOAN	314	0.20

c.	5555143	MORTGAGE LOAN	268	0.20

d.	5555184	MORTGAGE LOAN	255	0.20

e.	5555239	MORTGAGE LOAN	254	0.20

f.	Silver (BREDS)	Other invested Assest	245	0.20

g.	5555187	MORTGAGE LOAN	222	0.10
h.	Royal Dutch Shell plc	NAIC 1 - Bonds	221	0.10

i.	5555164	MORTGAGE LOAN	220	0.10

j.	5555138	MORTGAGE LOAN	210	0.10

11. Assets held in Canadian investments are less than 2.5% of the reporting entity’s total admitted assets.

12. Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company’s total admitted assets.

13. The Company’s admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1) are:

		Amount	Percentage of Total Admitted Assets
a.	Carlyle Group	$1,513	0.90%
b.	Corebridge Real Estate Investors Inc.	769	0.50
c.	Silver (BREDS)	245	0.20
d.	SUNAMERICA INVESTMENT INC.	233	0.10
e.	BLACKSTONE GROUP	202	0.10
f.	The Spiral	185	0.10
g.	GENERAL ATLANTIC	179	0.10
h.	TEACHERS INSUR & ANNUITY	142	0.10
i.	THOMA BRAVO LLC	138	0.10
j.	Think Investments LLC	130	0.10

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AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2023

(in millions)

 14. Assets held in nonaffiliated, privately placed equities:

		Amount	Percentage of Total Admitted Assets

Aggregate statement value of investment held in nonaffiliated, privately placed equities:		$1,775	1.10%

Largest three investments held in nonaffiliated, privately placed equities:
a.	Carlyle Alternative Opportunities Fund L.P.	$368	0.20
b.	Silver (BREDS)	245	0.20
c.	The Spiral	185	0.10

Ten largest fund managers:

	Fund Manager	Total Invested	Diversified	Non- diversified
a.	Carlyle Group	$1,513	$1,513	$—
b.	Corebridge Real Estate Investors Inc.	769	—	769
c.	Silver (BREDS)	245	—	245
d.	SUNAMERICA INVESTMENT INC.	233	233	—
e.	BLACKSTONE GROUP	202	202	—
f.	The Spiral	185	—	185
g.	GENERAL ATLANTIC	179	179	—
h.	TEACHERS INSUR & ANNUITY	142	142	—
i.	THOMA BRAVO LLC	138	138	—
j.	Think Investments LLC	130	130	—

15. Assets held in general partnership interests are less than 2.5 percent of the Company’s total admitted assets.

16. Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

		Amount	Percentage of Total Admitted Assets

a.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555233, ESP	$390	0.20%

b.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002341, NY	366	0.20

c.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002930, CA	272	0.20

d.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555143, GBR	268	0.20

e.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002711, NJ	265	0.20

f.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555184, GBR	255	0.20

g.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555239, ESP	254	0.20

h.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002917, NY	227	0.10

i.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555187, GBR	222	0.10

j.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555164, GBR	220	0.10

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SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2023

(in millions)

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

	Amount	Percentage of Total Admitted Assets
a. Construction loans	$1,615	1.00%
b. Mortgage loans over 90 days past due	18	—
c. Mortgage loans in the process of foreclosure	7	—
d. Mortgage loans foreclosed	—	—
e. Restructured mortgage loans	307	0.20

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural

Loan-to-Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. above 95%	$1	—%	$609	0.40%	$—	—%
b. 91% to 95%	1	—	246	0.20	—	—
c. 81% to 90%	264	0.20	1,133	0.70	—	—
d. 71% to 80%	1,645	1.00	2,751	1.70	—	—
e. below 70%	3,689	2.30	19,314	12.00	—	—

18. Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5 percent of the Company’s total admitted assets.

19. Assets held in mezzanine real estate loans are less than 2.5 percent of the Company’s total admitted assets.

20. The Company’s total admitted assets subject to the following types of agreements as of the following dates:

Unaudited At End of Each Quarter
	At Year-End		Quarter	Quarter	Quarter

	Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount

a. Securities lending (do not include assets held as collateral for such transactions)	$—	—%	$—	$—	$—
b. Repurchase agreements	2,036	1.30	2,436	120	39
c. Reverse repurchase agreements	—	—	—	—	—
d. Dollar repurchase agreements	—	—	—	—	—
e. Dollar reverse repurchase agreements	—	—	—	—	—

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AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)

DECEMBER 31, 2023

(in millions)

21. The Company’s potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written

	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. Hedging	$—	—%	$—	—%
b. Income generation	—	—	—	—
c. Other	—	—	—	—

22. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

Unaudited At End of Each Quarter
	At Year-End		1st Quarter	2nd Quarter	3rd Quarter
	Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a. Hedging	$752	0.50%	$715	$718	$806
b. Income generation	—	—	—	—	—
c. Replications	—	—	—	—	—
d. Other	—	—	—	—	—
23. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

Unaudited At End of Each Quarter
	At Year-End		1st Quarter	2nd Quarter	3rd Quarter
	Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a. Hedging	$77	—%	$160	$142	$143
b. Income generation	—	—	—	—	—
c. Replications	—	—	—	—	—
d. Other	—	—	—	—	—

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AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE

DECEMBER 31, 2023

(in millions)	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$1,321	0.9	$1,321	$—	$1,321	0.9%
All other governments	2,041	1.3	2,041	$—	2,041	1.3
U.S. states, territories and possessions, etc. guaranteed	239	0.2	239	$—	239	0.2
U.S. political subdivisions of states, territories, and possessions, guaranteed	210	0.1	210	$—	210	0.1
U.S. special revenue and special assessment obligations, etc. non-guaranteed	5,392	3.5	5,392	$—	5,392	3.5
Industrial and miscellaneous	98,249	63.5	98,249	$—	98,249	63.5
Hybrid securities	377	0.2	377	$—	377	0.2
Parent, subsidiaries and affiliates	366	0.2	366	$—	366	0.2
Unaffiliated Bank loans	3,937	2.6	3,937	$—	3,937	2.6
Total long-term bonds	$112,132	72.5	$112,132	$—	$112,132	72.5
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	$80	0.1	$80	$—	$80	0.1
Parent, subsidiaries and affiliates	—	—	—	$—	—	—
Total preferred stocks	$80	0.1	$80	$—	$80	0.1
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	$—	—	$—	$—	$—	—
Industrial and miscellaneous Other (Unaffiliated)	196	0.1	196	$—	196	0.1
Parent, subsidiaries and affiliates Publicly traded	1	—	1	$—	1	—
Parent, subsidiaries and affiliates Other	72	0.1	68	$—	68	—
Mutual funds	1	—	1	$—	1	—
Total common stocks	$270	0.2	$266	$—	$266	0.1
Mortgage loans:
Farm mortgages	$—	—	$—	$—	$—	—
Residential mortgages	5,601	3.6	5,601	$—	5,601	3.6
Commercial mortgages	23,562	15.2	23,562	$—	23,562	15.2
Mezzanine real estate loans	844	0.6	844	$—	844	0.6
Total valuation allowance	(355)	(0.2)	(355)	$—	(355)	(0.2)
Total mortgage loans	$29,652	19.2	$29,652	$—	$29,652	19.2
Real estate:
Properties occupied by company	$—	—	$—	$—	$—	—
Properties held for production of income	73	0.1	73	$—	73	0.1
Properties held for sale	2	—	2	$—	2	—
Total real estate	$75	0.1	$75	$—	$75	0.1
Cash, cash equivalents and short-term investments:
Cash	$(78)	(0.1)	$(78)	$—	$(78)	(0.1)
Cash equivalents	856	0.6	856	$—	856	0.6
Short-term investments	122	0.1	122	$—	122	0.1
Total cash, cash equivalents and short-term investments	900	0.6	900	$—	900	0.6
Contract loans	1,174	0.8	1,157	$—	1,157	0.8
Derivatives	1,884	1.2	1,884	$—	1,884	1.2
Other invested assets	6,457	4.2	6,456	$—	6,456	4.2
Receivables for securities	100	0.1	100	$—	100	0.1
Securities Lending	—	—	—	XXX	XXX	XXX
Other invested assets	1,985	1.3	1,985	$—	1,985	1.3
Total invested assets	$154,709	100.0	$154,687	$—	$154,687	100%

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AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES

DECEMBER 31, 2023

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes [ ] No [ ] N/A [ X ]

2.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes [ ] No [ ] N/A [ X ]

3.

Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

(a)	Provisions that permit the reporting of losses to be made less frequently than quarterly;

(b)	Provisions that permit settlements to be made less frequently than quarterly;

(c)	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

(d)	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes [ ] No [ X ]

4.

Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?

Assumption reinsurance – new for the reporting period	Yes [ ] No [ X ]		N/A

Non-proportional reinsurance, which does not result in significant surplus relief	Yes [ ] No [ X ]		N/A

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AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES - (Continued)

DECEMBER 31, 2023

5.

Has the Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

(a) Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes [ ] No [ X ] N/A [ ]

(b) Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes [ ] No [ X ] N/A [ ]

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:

83